                                            REGISTRATION NO. 333-30329/811-04909

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /X/
          Pre-Effective Amendment No.  __                                    / /
          Post-Effective Amendment No. 27                                    /X/

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         /X/
                               Amendment No. 6                               /X/

                        (Check appropriate box or boxes.)

                           SAFECO SEPARATE ACCOUNT SL
                           --------------------------
                           (Exact Name of Registrant)

                          Safeco Life Insurance Company
                          -----------------------------
                               (Name of Depositor)

             5069 154th Place N.E., Redmond, Washington          98052
             ------------------------------------------          -----
        (Address of Depositor's Principal Executive Offices)  (Zip Code)

        Depositor's Telephone Number, including Area Code (425) 376-8000
                                                          --------------

                      Name and Address of Agent for Service
                      -------------------------------------
                              Jacqueline Veneziani
                              5069 154th Place N.E.
                            Redmond, Washington 98052
                                 (425) 376-5026


Approximate date of Proposed Public Offering . . . . . . . . . . As Soon as
Practicable after Effective Date

It is proposed that this filing will become effective:
   /X/ Immediately upon filing pursuant to paragraph (b) of Rule 485 / / On (date), pursuant to paragraph (b) of Rule 485
   / / 60 days after filing pursuant to paragraph (a) of Rule 485
   / / On__________ pursuant to paragraph (a) of Rule 485

If appropriate, check the following:
       / / This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the
          Investment Company Act of 1940. Registrant filed a Rule 24f-2
Notice for the fiscal year ending December 31, 2004 on or about March 18, 2004.


                                   ----------

                      Title of securities being registered:
                Flexible Premium Variable Life Insurance Policies

                                     PART A

                                   PROSPECTUS

PREMIER
ACCUMULATION LIFE(R)
INDIVIDUAL FLEXIBLE
PREMIUM VARIABLE LIFE INSURANCE
POLICY

issued by

SAFECO SEPARATE
ACCOUNT SL
and
SAFECO LIFE INSURANCE COMPANY

This prospectus describes the PREMIER Accumulation Life Individual Flexible Premium Variable Life Insurance Policy and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable life insurance policy is subject to risks, including the possible loss of principal. The policies are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


To learn more about the PREMIER Accumulation Life Individual Flexible Premium Variable Life Insurance Policy, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2004. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally part of the prospectus. You may request a free paper copy of the SAI, a paper copy of this prospectus if you have received it in an electronic format, or a prospectus for any of the underlying portfolios by calling us at 1-800-4SAFECO or writing us at: PO Box 34690 Seattle, WA 98124-1690. The SEC maintains a website at (http:\\www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.

Dated: April 30, 2004


SAFECO RESOURCE SERIES TRUST

            -  Safeco RST Core Equity Portfolio

            -  Safeco RST Growth Opportunities Portfolio

            -  Safeco RST Multi-Cap Core Portfolio

            -  Safeco RST Bond Portfolio

            -  Safeco RST Small-Cap Value Portfolio


AIM VARIABLE INSURANCE FUNDS
            -  AIM V.I. Aggressive Growth Fund (Series I shares)

            -  AIM V.I. Real Estate Fund (Series I shares)

            -  AIM V.I. Capital Development Fund (Series II shares)
            -  AIM V.I. International Growth Fund (Series II shares)

AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
            -  American Century VP Balanced
            -  American Century VP International
            -  American Century VP Value

            -  American Century VP Ultra(R) Class II


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

DREYFUS INVESTMENT PORTFOLIOS ("DREYFUS IP")
            -  Dreyfus IP - MidCap Stock Portfolio - Initial Shares
            -  Dreyfus IP - Technology Growth Portfolio - Initial Shares

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")
            - Dreyfus VIF - Appreciation Portfolio - Initial Shares
            - Dreyfus VIF - Quality Bond Portfolio - Initial Shares


DREYFUS STOCK INDEX FUND - SERVICE SHARES

FEDERATED INSURANCE SERIES

            -  Federated High Income Bond Fund II
            -  Federated Capital Income Fund II


FIDELITY(R) VARIABLE INSURANCE PRODUCTS
            - Fidelity VIP Money Market Portfolio
            - Fidelity VIP Growth Portfolio
            - Fidelity VIP Growth & Income Portfolio
            - Fidelity VIP Contrafund(R) Portfolio
            - Fidelity VIP Equity-Income Portfolio
            - Fidelity VIP Asset Manager(SM) Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
            -  Franklin Small Cap Fund - Class 2
            -  Franklin U.S. Government Fund - Class 2

            -  Templeton Developing Markets Securities Fund - Class 2

            -  Templeton Growth Securities Fund - Class 2
            -  Mutual Shares Securities Fund - Class 2

INVESCO VARIABLE INVESTMENT FUNDS, INC.

            -  INVESCO VIF - Health Sciences Fund (Series I Shares)


ING VP NATURAL RESOURCES TRUST
            -  ING VP Natural Resources Trust

J.P. MORGAN SERIES TRUST II
            -  JPMorgan Mid Cap Value Portfolio

            -  JPMorgan International Equity Portfolio


NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED
 THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS                                         PAGE
BENEFIT SUMMARY                                              1

RISK SUMMARY                                                 2

FEE TABLE                                                    3

POLICY DIAGRAM                                               8

1.  THE POLICY                                               9
    Owner                                                    9
    Insured                                                  9
    Beneficiary                                              9
    Assignment                                               9

2.  PREMIUMS                                                 9
    Allocation of Premium and Cash Value                     9
    Accumulation Units                                      10
    Policy Lapse and Grace Period                           10
    Reinstatement                                           10
    Right to Examine                                        11

3.  INVESTMENT OPTIONS                                      11
    Variable Investment Options                             11
    Changes to the Investment Options                       15
    Voting Rights                                           15
    Disregard of Voting Instructions                        15
    Fixed Account                                           16
    Transfers Among Portfolios and the Fixed Account        16
    Transfer Transactions Available                         16
    Scheduled Transfers                                     16
    Limits on Excessive Transfers                           16

4.  CHARGES AND EXPENSES                                    17
    Insurance Charge                                        17
    Monthly Charges                                         17
    Surrender Charge                                        18
    Premium Tax Charge                                      18
    Income or Other Taxes                                   18
    Portfolio Expenses                                      18

5.  INSURANCE BENEFITS                                      19
    Changes in the Face Amount of Insurance                 19
      and/or the Death Benefit Options
    Guaranteed Death Benefit Endorsement                    19
    Extended Maturity Benefit Endorsement                   19
    Exchanges and Conversion                                20
    Additional Benefits                                     20

6.  TAXES                                                   20
    In General                                              20
    Tax Status of the Policy                                20
    Modified Endowment Contracts                            21
    Investor Control and Diversification                    21
    Tax Withholding                                         21
    Business Use of Policy                                  21
    Qualified Plans                                         22

7.  ACCESS TO YOUR MONEY                                    22
    Loans                                                   22
    Withdrawals                                             23
    SMART(R) Distributions                                  23
    Surrender                                               23
    Maturity Date                                           23
    Minimum Value                                           23

8.  OTHER INFORMATION                                       23
    Safeco Life                                             23
    Separate Account                                        24
    Changes to the Separate Account                         24
    General Account                                         24
    Distribution (Principal Underwriter)                    24
    Legal Proceedings                                       24
    Right to Suspend Payments, Transfers, Loans, or         24
      Withdrawals
    Reports to Policy Owners                                25
    Amendments to the Policy                                25
    Website Information                                     25
    Financial Statements                                    25

9.  HYPOTHETICAL ILLUSTRATIONS                              26

                                 BENEFIT SUMMARY

  You should refer to your policy for actual and complete terms of the policy.

DEATH BENEFITS

The Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the owner, and Safeco Life Insurance Company, ("Safeco Life", "we" and "us"). In the policy, we promise to pay a death benefit to the named beneficiary when the insured dies. The amount of death benefit depends upon the face amount of insurance you select, any riders which may be added to your policy, and the death benefit option in effect on the date of the insured's death. You choose between two death benefit options when applying for the policy. Subject to certain restrictions, you may change death benefit options while the policy is in force.

The policy is flexible because you can vary the amount and frequency of premiums, choose between death benefit options, transfer among investment options and increase or decrease the face amount of insurance. Additional benefits may be added to your policy by rider and may require an additional monthly charge.

The policy can be used for insurance protection and estate planning, as well as for retirement and other long term financial goals. You should consider the policy in conjunction with other insurance you own.

INVESTMENT OPTION BENEFITS

Currently, the separate account invests in 49 sub accounts, however, not all investment options may be available for all policies. You can have money in up to 17 of the available investment options and the fixed account under the policy at any one time. We reserve the right to add, combine, restrict or remove any portfolio available as an investment option under your policy.

ACCESS TO YOUR MONEY

Subject to certain restrictions, you can access the money in your policy in many ways.

SURRENDERS. At any time while the policy is in force and the insured is alive, you may surrender your policy for the cash surrender value. Surrenders, however, may be subject to certain charges and may also have tax consequences.

PARTIAL WITHDRAWAL. After the first policy year, you can take money out of your policy through a partial withdrawal. There is no charge on withdrawals as long as the policy stays in force. However, withdrawals may affect the death benefit and have tax consequences.

TRANSFERS. You can transfer money among any of the available investment options or between the fixed account and the investment options at any time while the policy is in force and the insured is living. There is no charge on transfers. Scheduled transfer options are also available through dollar cost averaging and portfolio rebalancing.

LOAN BENEFITS

You may take loans in any amount up to 90% (or other maximum required by your state) of your policy cash value as non-preferred loans or preferred loans. Non-preferred loans are charged loan interest during the first ten policy years. The current loan interest rate charged on non-preferred loans under the policy is an annual effective rate of 6%. The annual effective interest rate credited on the loan amount is 4%. This results in an annualized cost to you of 2% for non-preferred loans. During the first ten policy years, preferred loans may also be available to you. Preferred loans are available when the loan amount does not exceed the total investment gain in your policy, less policy charges and existing loan amounts. There is no cost to you on preferred loans.

TAX BENEFITS

We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code. Therefore, the death benefit generally should be excludable from the gross income of its recipient. Similarly, you should not be deemed to be in constructive receipt of the policy value, and therefore should not be taxed on increases in the policy value until you take out a loan, make a partial withdrawal, surrender the policy, or we pay the maturity benefit. In addition, transfers of policy value are not taxable transactions.

                                  RISK SUMMARY

  You should refer to your policy for actual and complete terms of the policy.

POLICY LAPSE RISK

You must have sufficient money ("cash surrender value") in your policy account to cover all policy charges or your policy will lapse. If you don't have enough money in your policy to keep it in force, you will be granted a grace period of 61 days. In that time, if we do not receive sufficient money to keep your policy in force, the policy will lapse. The risk of lapse may increase if you take partial withdrawals and policy loans. In addition, the risk of lapse is increased if you incur increased charges due to an increase in face amount or higher Cost of Insurance rates.

INVESTMENT RISK

The policy is designed for long term financial planning. Accordingly, the policy is not suitable as a short-term investment.

If you invest in the available portfolios under the policy, your policy will be subject to investment performance. Depending upon market conditions, you can make or lose money in any of these portfolios. Your policy value and death benefit will go up or down as a result of investment performance. You may also allocate money to the fixed account, which credits guaranteed interest. You assume the risk that the interest rate on the fixed account may decrease, although it will never be less than an annual effective guaranteed interest rate of 4%.


The risks and benefits of each portfolio are fully described in its prospectus which, if not accompanying this prospectus, is available at no charge upon request. Please refer to the prospectuses for the underlying portfolios for a complete discussion including the investment risks. There is no assurance that any of the portfolios will achieve its stated investment objective.

WITHDRAWALS


There are risks associated with taking withdrawals from your policy. Withdrawals reduce the number of accumulation units in the portfolios and/or the value of the fixed account. For this reason, withdrawals have an affect on your cash surrender value and the death benefit payable under your policy. They may also have tax consequences. Withdrawals also increase the risk that:

   - you will not accumulate enough policy value to meet your future financial needs;
   -  your policy will lose its current tax status;
   -  your policy will lapse;
   -  the Guaranteed Death Benefit Endorsement will terminate; or
   -  your beneficiary will receive less money.

TAX RISKS

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance under federal tax law, a life insurance policy must satisfy certain requirements set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard rate class basis should generally be deemed a life insurance contract under federal tax law. There is less guidance, however, with respect to policies issued on a substandard basis, and it is not clear whether such policies will in all cases satisfy the applicable requirements. In addition, your policy could be treated as a modified endowment contract (MEC) under federal tax laws. If your policy is treated as a MEC, partial or full surrenders, as well as policy loans, could incur taxes and tax penalties. We monitor the status of your policy and will advise you when you are about to perform a transaction that may cause it to become a MEC. You should consult your tax advisor to determine the impact MEC status will have on you before going forward with such a transaction.

LOAN RISKS


There are risks associated with policy loans. Loaned amounts do not participate in earnings from the portfolios or receive higher interest rate guarantees in the fixed account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy. Loans may also result in policy lapse if the loan amount reduces the cash surrender value to zero. Loans may have tax consequences. Please consult a tax advisor before borrowing money from your policy.

INQUIRIES

FOR GENERAL CORRESPONDENCE, PLEASE CONTACT OUR HOME OFFICE AT:

     Safeco Life Insurance Company
     PO Box 34690
     Seattle, WA 98124-1690
     1-800-4SAFECO
     1-800-472-3326

FOR PAYMENTS, PLEASE CONTACT OUR BILLING CENTER AT:

     PO Box 34815
     Seattle, WA 98124

FOR OVERNIGHT MAIL, PLEASE CONTACT US AT:

     5069 154th Place NE
     Redmond, WA 98052-9669

ON THE INTERNET, PLEASE GO TO:

     http:\\www.safeco.com

                      SAFECO SEPARATE ACCOUNT SL FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying, owning, and surrendering the policy. The Fee Table reflects the expenses of the Separate Account as well as the portfolios.

                                TRANSACTION FEES

The Transactions Table describes the fees and expenses that you will pay when you buy or surrender the policy.

             CHARGE                          WHEN CHARGE IS DEDUCTED                          MAXIMUM AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------------------------------
PREMIUM TAXES (1)                          Upon payment of each premium          3.5% of each premium

SURRENDER CHARGE (2)                 Upon surrender or decrease in face amount   The lesser of:
                                         during the first 10 policy years

                                                                                 a) 50% of the scheduled annual level premium for
                                                                                    years 1 through 6, or

                                                                                 b) 30% of the actual premium paid in the first
                                                                                    year, up to the annual level premium, plus 9%
                                                                                    of all other premiums paid, less the amount of
                                                                                    surrender.

(1) States and other governmental entities (e.g., municipalities) may charge premium taxes ranging from 0% to 3.5%. The taxes charged on your premiums are based on your state of residence and are subject to change.

(2) If the surrender charge is calculated using method (a) above, the percentage will decrease by 10% per year for years 7 through 10 until there is no charge in years eleven and later.

            PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

The Periodic Charges Table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio Operating fees and expenses.

                                            WHEN CHARGE IS                                  AMOUNT DEDUCTED
             CHARGE                            DEDUCTED                     GUARANTEED CHARGE               CURRENT CHARGE
----------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGE (1)                    Monthly

Minimum Charge                                                          $0.06 per $1,000 per net       $0.06 per $1,000 per net
                                                                             amount of risk                  amount of risk

Maximum Charge                                                          $83.33 per $1,000 per net      $83.33 per $1,000 per net
                                                                             amount of risk                  amount of risk

35 year old Male Non-Smoker (2)                                          $0.14 per $1,000 per net       $0.14 per $1,000 per net
                                                                             amount of risk                  amount of risk

MORTALITY AND EXPENSE RISK CHARGE                Daily                 Annual rate of 0.70% of the    Annual rate of 0.70% of the
                                                                      average daily net asset value  average daily net asset value
                                                                           of each portfolio              of each portfolio

ADMINISTRATION CHARGE                           Monthly
  Minimum Charge                         After 1st policy year                  $8.00                            $5.00
  Maximum Charge                        During 1st policy year                  $28.00                           $25.00

                               LOAN INTEREST RATES


NET INTEREST CHARGED ON LOANS           WHEN CHARGE IS DEDUCTED                MAXIMUM RATE                  CURRENT RATE
----------------------------------------------------------------------------------------------------------------------------------
NON-PREFERRED LOANS                   On Loan Date and each Policy        2% of the loan amount          2% of the loan amount
                                         Anniversary thereafter

PREFERRED LOANS                       On Loan Date and each Policy        0% of the loan amount          0% of the loan amount
                                         Anniversary thereafter

                            ADDITONAL BENEFIT CHARGES


                                                 WHEN CHARGE IS                          AMOUNT DEDUCTED
                  CHARGE                            DEDUCTED             GUARANTEED CHARGE                  CURRENT CHARGE
----------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL TERM INSURANCE RIDER (1)                 Monthly

Minimum Charge                                                        $0.06 per $1,000 per net         $0.05 per $1,000 per net
                                                                           amount of risk                   amount of risk

Maximum Charge                                                       $83.33 per $1,000 per net        $83.33 per $1,000 per net
                                                                           amount of risk                   amount of risk

35 year old Male Non-Smoker (2)                                       $0.14 per $1,000 per net         $0.12 per $1,000 per net
                                                                           amount of risk                   amount of risk

20 YEAR LEVEL TERM RIDER (1)                        Monthly

Minimum Charge                                                        $0.06 per $1,000 per net         $0.06 per $1,000 per net
                                                                           amount of risk                   amount of risk

Maximum Charge                                                       $41.12 per $1,000 per net        $25.49 per $1,000 per net
                                                                           amount of risk                   amount of risk

35 year old Male Non-Smoker (2)                                       $0.25 per $1,000 per net         $0.20 per $1,000 per net
                                                                           amount of risk                   amount of risk

WAIVER OF PREMIUM PRIMARY INSURED (1)               Monthly

Minimum Charge                                                        $0.02 per $1,000 per net         $0.02 per $1,000 per net
                                                                           amount of risk                   amount of risk

Maximum Charge                                                        $0.63 per $1,000 per net         $0.63 per $1,000 per net
                                                                           amount of risk                   amount of risk

35 year old Male Non-Smoker (2)                                       $0.03 per $1,000 per net         $0.03 per $1,000 per net
                                                                           amount of risk                   amount of risk

WAIVER OF MONTHLY DEDUCTIONS PRIMARY INSURED (1)    Monthly

Minimum Charge                                                        $0.02 per $1,000 per net         $0.02 per $1,000 per net
                                                                           amount of risk                   amount of risk

Maximum Charge                                                        $0.96 per $1,000 per net         $0.96 per $1,000 per net
                                                                           amount of risk                   amount of risk

35 year old Male Non-Smoker (2)                                       $0.04 per $1,000 per net         $0.04 per $1,000 per net
                                                                           amount of risk                   amount of risk

ACCIDENTAL DEATH BENEFIT (1)                        Monthly

Minimum Charge                                                        $0.08 per $1,000 per net         $0.08 per $1,000 per net
                                                                           amount of risk                   amount of risk

Maximum Charge                                                        $0.48 per $1,000 per net         $0.48 per $1,000 per net
                                                                           amount of risk                   amount of risk

35 year old Male Non-Smoker (2)                                       $0.08 per $1,000 per net         $0.08 per $1,000 per net
                                                                           amount of risk                   amount of risk

INSURED CHILDREN'S TERM INSURANCE
(FLAT ANNUAL RATE ON $10,000 FACE AMOUNT)           Monthly                   $5.00                              $5.00

GUARANTEED INSURABILITY OPTION (1)                  Monthly

Minimum Charge                                                        $0.06 per $1,000 per net         $0.06 per $1,000 per net
                                                                           amount of risk                   amount of risk

Maximum Charge                                                        $0.18 per $1,000 per net         $0.18 per $1,000 per net
                                                                           amount of risk                   amount of risk

35 year old Male Non-Smoker (2)                                       $0.17 per $1,000 per net         $0.17 per $1,000 per net
                                                                           amount of risk                   amount of risk


(1) These charges, including the Monthly Cost of Insurance Charge, are based on the insured's sex, age and risk classification, the duration of the policy and the amount of insurance coverage. The charges shown in this table may not be representative of the charges that a particular policyowner will pay. For a better understanding of how these charges affect your policy, you should request a personalized illustration from your registered representative.

(2)  The rates shown for the representative insured are 1st year rates only.

                         TOTAL ANNUAL PORTFOLIO EXPENSES


The Total Annual Portfolio Expense Table shows the minimum and maximum total operating expenses deducted from portfolio assets that you would have paid as of the end of the fiscal year 12/31/03. Actual expenses in the future may be higher. More detail concerning each individual Portfolio Company's fees and expenses is contained in the prospectus for each Portfolio.



                TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                            MINIMUM                   MAXIMUM
-------------------------------------------------------------------------------------------------------------------------------
Expenses that are deducted from portfolio assets, including management fees,          0.29%                     2.58%
distribution (12b-1) fees and other expenses


                           SAFECO SEPARATE ACCOUNT SL
                          PORTFOLIO OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)


The Portfolio Operating Expenses Table shows the annual operation expenses separately for each portfolio for the fiscal year ended December 31, 2003. In some cases, the fund advisors or other parties agree to waive or reimburse all or a portion of the portfolio expenses. For those portfolios where such an agreement exists, the expenses absent waiver or reimbursement would have been higher. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

In addition, we have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Safeco Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.50% per year and may depend on the amount we have invested in the portfolios.



                                                                                                           TOTAL
                                                                                                           ANNUAL     CONTRACTUAL
                                                                            DISTRIBUTION                 PORTFOLIO      EXPENSE
                                                            MANAGEMENT    SERVICE (12b-1)     OTHER      OPERATING     WAIVER OR
                   PORTFOLIO                                   FEES             FEES         EXPENSES     EXPENSES   REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------------------
Safeco RST Core Equity Portfolio                               0.74%            None           0.06%       0.80%            -
Safeco RST Growth Opportunities Portfolio                      0.74%            None           0.06%       0.80%            -
Safeco RST Multi-Cap Core Portfolio                            0.74%            None           0.14%       0.88%            -
Safeco RST Bond Portfolio                                      0.74%            None           0.12%       0.86%            -
Safeco RST Small-Cap Value Portfolio                           0.85%            None           0.20%       1.05%            -

AIM V.I. Aggressive Growth Fund (Series I shares)              0.80%            None           0.35%       1.15%            -
AIM V.I. Growth Fund (Series I shares) (1)                     0.63%            None           0.27%       0.90%            -
AIM V.I. Real Estate Fund (Series I shares)                    0.90%            None           0.92%       1.82%         0.52%
AIM V.I. Capital Development Fund (Series II shares)           0.75%            0.25%          0.38%       1.38%            -
AIM V.I. International Growth Fund (Series II shares)          0.75%            0.25%          0.35%       1.35%            -

American Century VP Balanced                                   0.90%            None           None        0.90%            -
American Century VP International                              1.30%            None           0.01%       1.31%            -
American Century VP Value                                      0.95%            None           None        0.95%            -
American Century VP Ultra(R) Class II                          0.90%            0.25%          None        1.15%            -

The Dreyfus Socially Responsible Growth Fund,
Inc. - Initial Shares                                          0.75%            None           0.09%       0.84%            -
Dreyfus IP - MidCap Stock Portfolio - Initial Shares           0.75%            None           0.07%       0.82%            -
Dreyfus IP - Technology Growth Portfolio - Initial Shares      0.75%            None           0.13%       0.88%            -
Dreyfus VIF - Appreciation Portfolio - Initial Shares          0.75%            None           0.05%       0.80%            -
Dreyfus VIF - Quality Bond Portfolio - Initial Shares          0.65%            None           0.09%       0.74%            -
Dreyfus Stock Index Fund - Service Shares                      0.25%            0.25%          0.02%       0.52%            -

Federated High Income Bond Fund II - Primary Shares            0.60%            None           0.40%(6)    1.00%         0.25%(7)
Federated Capital Income Fund II                               0.75%(8)         None           0.60%(9)    1.35%         0.33%(10)

                                                              NET TOTAL
                                                               ANNUAL
                                                              PORTFOLIO
                                                              OPERATING
                                                              EXPENSES
                                                             (AFTER ANY
                                                            REIMBURSEMENT
                                                             AND WAIVER
                   PORTFOLIO                                 AGREEMENTS)
-----------------------------------------------------------------------------
Safeco RST Core Equity Portfolio                               0.80%
Safeco RST Growth Opportunities Portfolio                      0.80%
Safeco RST Multi-Cap Core Portfolio                            0.88%
Safeco RST Bond Portfolio                                      0.86%
Safeco RST Small-Cap Value Portfolio                           1.05%

AIM V.I. Aggressive Growth Fund (Series I shares)              1.15%
AIM V.I. Growth Fund (Series I shares) (1)                     0.90%(2)
AIM V.I. Real Estate Fund (Series I shares)                    1.30%(3)(4)(5)
AIM V.I. Capital Development Fund (Series II shares)           1.38%
AIM V.I. International Growth Fund (Series II shares)          1.35%

American Century VP Balanced                                   0.90%
American Century VP International                              1.31%
American Century VP Value                                      0.95%
American Century VP Ultra(R) Class II                          1.15%

The Dreyfus Socially Responsible Growth Fund,
Inc. - Initial Shares                                          0.84%
Dreyfus IP - MidCap Stock Portfolio - Initial Shares           0.82%
Dreyfus IP - Technology Growth Portfolio - Initial Shares      0.88%
Dreyfus VIF - Appreciation Portfolio - Initial Shares          0.80%
Dreyfus VIF - Quality Bond Portfolio - Initial Shares          0.74%
Dreyfus Stock Index Fund - Service Shares                      0.52%

Federated High Income Bond Fund II - Primary Shares            0.75%(7)
Federated Capital Income Fund II                               1.02%(10)

                                                                                                           TOTAL
                                                                                                           ANNUAL     CONTRACTUAL
                                                                            DISTRIBUTION                 PORTFOLIO      EXPENSE
                                                            MANAGEMENT    SERVICE (12b-1)     OTHER      OPERATING     WAIVER OR
                   PORTFOLIO                                   FEES             FEES         EXPENSES     EXPENSES   REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------------------
(Initial Class shares only)
Fidelity VIP Money Market Portfolio                            0.20%            None           0.09%       0.29%            -
Fidelity VIP High Income Portfolio (11)                        0.58%            None           0.11%       0.69%            -
Fidelity VIP Equity-Income Portfolio                           0.48%            None           0.09%       0.57%            -
Fidelity VIP Growth Portfolio                                  0.58%            None           0.09%       0.67%            -
Fidelity VIP Overseas Portfolio (11)                           0.73%            None           0.17%       0.90%            -
Fidelity VIP Investment Grade Bond Portfolio (11)              0.43%            None           0.11%       0.54%            -
Fidelity VIP Index 500 Portfolio (11)                          0.24%            None           0.10%       0.34%(12)     0.06%(12)
Fidelity VIP Asset Manager Portfolio                           0.53%            None           0.10%       0.63%            -
Fidelity VIP Asset Manager: Growth Portfolio (11)              0.58%            None           0.15%       0.73%            -
Fidelity VIP Contrafund Portfolio                              0.58%            None           0.09%       0.67%            -
Fidelity VIP Growth Opportunities Portfolio (1)                0.58%            None           0.14%       0.72%            -
Fidelity VIP Growth & Income Portfolio                         0.48%            None           0.11%       0.59%            -
Fidelity VIP Balanced Portfolio (11)                           0.43%            None           0.16%       0.59%            -

Franklin Small Cap Fund - Class 2                              0.51%            0.25%(14)      0.29%       1.05%         0.04%(15)
Franklin U.S. Government Fund - Class 2                        0.50%(16)        0.25%(14)      0.03%       0.78%            -
Templeton Developing Markets Securities Fund - Class 2         1.25%            0.25%          0.30%       1.80%            -
Templeton Growth Securities Fund - Class 2                     0.81%(16)        0.25%(14)      0.07%       1.13%            -
Mutual Shares Securities Fund - Class 2                        0.60%            0.25%(14)      0.20%       1.05%            -

INVESCO VIF - Health Sciences Fund (Series I shares)           0.75%            None           0.33%       1.08%            -

JPMorgan U.S. Large Cap Core Equity Portfolio (1)              0.35%            None           0.50%       0.85%            -
JPMorgan Mid Cap Value Portfolio                               0.70%            None           0.88%       1.58%         0.33%(17)
JPMorgan International Equity Portfolio                        0.60%            None           0.96%       1.56%         0.36%(17)

ING VP Natural Resources Trust                                 1.00%            None           0.61%(18)   1.61%            -
ING VP Emerging Markets Fund (11)                              0.85%            None           1.73%(18)   2.58%         0.08%(19)

Scudder Variable Series I: Balanced Portfolio (1)              0.48%            None           0.11%       0.59%            -
Scudder Variable Series I: International Portfolio (1)         0.88%            None           0.17%       1.05%            -

Wanger U.S. Smaller Companies (11)                             0.93%            None           0.06%       0.99%            -

                                                              NET TOTAL
                                                               ANNUAL
                                                              PORTFOLIO
                                                              OPERATING
                                                              EXPENSES
                                                             (AFTER ANY
                                                            REIMBURSEMENT
                                                             AND WAIVER
                   PORTFOLIO                                 AGREEMENTS)
-----------------------------------------------------------------------------
(Initial Class shares only)
Fidelity VIP Money Market Portfolio                            0.29%
Fidelity VIP High Income Portfolio (11)                        0.69%
Fidelity VIP Equity-Income Portfolio                           0.57%
Fidelity VIP Growth Portfolio                                  0.67%
Fidelity VIP Overseas Portfolio (11)                           0.90%
Fidelity VIP Investment Grade Bond Portfolio (11)              0.54%
Fidelity VIP Index 500 Portfolio (11)                          0.28%(13)
Fidelity VIP Asset Manager Portfolio                           0.63%
Fidelity VIP Asset Manager: Growth Portfolio (11)              0.73%
Fidelity VIP Contrafund Portfolio                              0.67%
Fidelity VIP Growth Opportunities Portfolio (1)                0.72%
Fidelity VIP Growth & Income Portfolio                         0.59%
Fidelity VIP Balanced Portfolio (11)                           0.59%

Franklin Small Cap Fund - Class 2                              1.01%(15)
Franklin U.S. Government Fund - Class 2                        0.78%
Templeton Developing Markets Securities Fund - Class 2         1.80%
Templeton Growth Securities Fund - Class 2                     1.13%
Mutual Shares Securities Fund - Class 2                        1.05%

INVESCO VIF - Health Sciences Fund (Series I shares)           1.08%(4)(5)

JPMorgan U.S. Large Cap Core Equity Portfolio (1)              0.85%
JPMorgan Mid Cap Value Portfolio                               1.25%(17)
JPMorgan International Equity Portfolio                        1.20%(17)

ING VP Natural Resources Trust                                 1.61%
ING VP Emerging Markets Fund (11)                              2.50%

Scudder Variable Series I: Balanced Portfolio (1)              0.59%
Scudder Variable Series I: International Portfolio (1)         1.05%

Wanger U.S. Smaller Companies (11)                             0.99%


The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.


(1) This portfolio is only available if you have been continuously invested in it since April 30, 2003.

(2) As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the Fund's Total Annual Operating Expenses have been restated to reflect current expenses.

(3) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through December 31, 2005.

(4) The Fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements.

(5) The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.


(6) The Fund's Primary Shares did not pay or accrue the 0.25% shareholder services fee during the fiscal year ended December 31, 2003. The Fund's Primary Shares have no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2004.


(7) Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2003. The total waiver of fund expenses was 0.25%. After the waiver, the total actual annual fund operating expenses were 0.75%.

(8) The Adviser voluntarily reimbursed certain operating expenses of the Fund. This voluntarily reimbursement can be terminated at any time. The management fee paid by the Fund (after the voluntary reimbursement) was 0.67% for the fiscal year ended December 31, 2003.


(9) The Fund did not pay or accrue the 0.25% shareholder services fee during the fiscal year ended December 31, 2003. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2004.


(10) Although not contractually obligated to do so, the Adviser and shareholder services provider reimbursed and waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2003. The total waivers and reimbursement of fund expenses was 0.33%. After the waivers and reimbursement, the total actual annual fund operating expenses were 1.02%.

(11) This portfolio is only available if you have been continuously invested in it since April 30, 2000.

(12) Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including this reduction, the total class operating expenses would have been 0.28%. These offsets may be discontinued at any time.

(13) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 0.28%. This arrangement can be discontinued by the fund's manager at any time.

(14) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year.

(15) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.

(16) The Fund administration fee is paid indirectly through the management fee.

(17) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the JPMorgan Mid Cap Value Portfolio and the JPMorgan International Equity Portfolio to the extent total annual operating expenses of the portfolios' shares (excluding interest, taxes and extraordinary expenses) exceed 1.25% and 1.20%, respectively, of their average daily net assets through 4/30/05. In addition, the JPMorgan Mid Cap Value Portfolio's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. The current expense ratio for JPMorgan Mid Cap Value Portfolio is 1.00%.

(18) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.

(19) ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The expense limits will continue through at least December 5, 2004. The expense limit is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then-current term. In addition, the expense limitation agreement may be terminated by the Fund upon at least 90 days' prior written notice to ING Investments, LLC, or upon termination of the investment management agreement.

                                 POLICY DIAGRAM

This is intended as a visual representation of how your policy works. You should refer to your policy for actual and complete terms of the policy.


                                PREMIUM PAYMENTS

                   - You can vary the amount and the frequency

                               PREMIUM ALLOCATION


     You direct premium, less state premium tax if applicable, to be invested in the fixed account and /or to the following portfolios:

         -  Safeco RST Core Equity Portfolio
         -  Safeco RST Growth Opportunities Portfolio

         -  Safeco RST Multi-Cap Core Portfolio

         -  Safeco RST Bond Portfolio

         -  Safeco RST Small-Cap Value Portfolio

         -  AIM V.I. Aggressive Growth Fund (Series I shares)

         -  AIM V.I. Real Estate Fund (Series I Shares)

         -  AIM V.I. Capital Development Fund (Series II shares)
         -  AIM V.I. International Growth Fund (Series II shares)
         -  American Century VP Ultra(R) Class II
         -  American Century VP Balanced
         -  American Century VP International
         -  American Century VP Value
         -  The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
         -  Dreyfus IP - MidCap Stock Portfolio - Initial Shares
         -  Dreyfus IP - Technology Growth Portfolio - Initial Shares
         -  Dreyfus VIF - Appreciation Portfolio - Initial Shares
         -  Dreyfus VIF - Quality Bond Portfolio - Initial Shares
         -  Dreyfus Stock Index Fund - Service Shares

         -  Federated High Income Bond Fund II

         -  Federated Capital Income Fund II
         -  Fidelity VIP Money Market Portfolio
         -  Fidelity VIP Growth Portfolio
         -  Fidelity VIP Contrafund Portfolio
         -  Fidelity VIP Equity-Income Portfolio
         -  Fidelity VIP Growth & Income Portfolio
         -  Fidelity VIP Asset Manager Portfolio
         -  Franklin Small Cap Fund - Class 2
         -  Franklin U.S. Government Fund - Class 2
         -  Templeton Developing Markets Securities Fund - Class 2
         -  Templeton Growth Securities Fund - Class 2
         -  Mutual Shares Securities Fund - Class 2

         -  INVESCO VIF - Health Sciences Fund (Series I shares)

         -  ING VP Natural Resources Trust
         -  JPMorgan Mid Cap Value Portfolio

         -  JPMorgan International Equity Portfolio


                                    EXPENSES

         -  Monthly charge for cost of insurance and cost of any riders.
         - Current charge for administrative expenses of $25.00 each month for the first year, $5.00 each month thereafter.
         - Daily charge, at an annual rate of 0.70% from the sub accounts for mortality and expense risks. This charge is not deducted from the fixed account.
         - Investment advisory fees and fund expenses are deducted from each portfolio.

                                    BENEFITS

     LIVING BENEFITS:
         - Policy loans are available during the first 10 policy years at 2% net interest.
         - Preferred policy loans and all loans following the tenth policy anniversary have a zero net interest rate.
         - You can surrender the policy at any time for its cash surrender value which may be subject to charges and tax consequences.
         - You can make withdrawals after the first policy anniversary (subject to certain restrictions). The death benefit will be reduced by the amount of the withdrawal and may be subject to tax consequences.
     RETIREMENT PLANNING:
         - You can supplement retirement income by making scheduled loans and/or withdrawals.
     DEATH BENEFITS:
         -  Death benefits are income tax free to the beneficiary.
         - Lifetime income to the beneficiary is available in a variety of settlement options.
         - A Guaranteed Death Benefit Endorsement may be added to certain policies.

1.  THE POLICY

The Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the owner, and Safeco Life Insurance Company, ("Safeco Life", "we" and "us"). While the policy is in force, we promise to pay a death benefit to the named beneficiary when the insured dies.

The policy is called "flexible" because you can vary the amount and frequency of premiums, choose between death benefit options, and increase or decrease the face amount of insurance.

The policy is called "variable" because you can choose among the available variable investment portfolios in which you can make or lose money depending upon market conditions. The investment performance of the portfolio(s) you choose affects the value of your policy and may affect whether your policy lapses.

The policy also has a fixed account. Your money earns interest at a rate we set. The annual effective interest rate will never be less than 4% and is guaranteed for at least 12 months.

The policy benefits from tax deferral. While the insured is living, you pay no tax on policy earnings unless you take money out. When the insured dies, the death benefit is paid to your named beneficiary free from federal income tax.

To purchase a policy, you must submit an application, the full initial premium, and provide evidence of insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. A simplified underwriting process is available for applications solicited in specific marketing groups. The process involves a simplified application and the elimination of some routine underwriting requirements. If you purchase your policy through a simplified underwriting program, however, you cannot receive a preferred risk class and will not be eligible for the most competitive insurance rates. We reserve the right to reject any application or premium.

OWNER
The owner of the policy is as shown on the policy application unless changed. You, as owner, may exercise all ownership rights under the policy.

INSURED
The insured is the person whose life is covered under the policy. The owner can be, but does not have to be, the same as the insured.

BENEFICIARY
The beneficiary is the person or entity you choose to receive the death benefit when the insured dies.

ASSIGNMENT
You may assign the policy. The assignment will become effective when we receive written notification. Your rights and those of any other person under the policy are subject to the assignment. We are not responsible for the validity of any assignments. An absolute assignment will be considered a change of ownership.

2.  PREMIUMS

Scheduled premium amounts are determined based on the insured's sex, age and risk classification, the duration of the policy, the amount of insurance coverage, and the cost of any additional benefits provided by riders to the policy. Paying scheduled premiums is optional. If you pay scheduled premiums on time and in full, there is no guarantee that the policy will not lapse (subject to the Guaranteed Insurability Option). See Section 5 - Insurance Benefits. You may purchase the policy by delivering a check for the full initial premium to us directly or to your registered representative. Your premium checks should be made payable to Safeco Life Insurance Company. You may choose to pay premiums directly to us or through a pre-authorized transfer from a bank account. You may change the method of paying premiums at any time without charge. If you choose to pay premiums on a direct monthly basis rather than by electronic funds transfer, the initial premium must be sufficient to cover all policy charges for a period of at least two months. If you choose electronic funds transfer, then the initial premium is equal to one monthly premium. Upon payment of the initial premium, we may provide temporary insurance, subject to a maximum amount. The effective date of the permanent insurance coverage is dependent upon the completion of all underwriting requirements, payment of the initial premium, and delivery of the policy while the insured is still living.


Additional premium payments may be made at any time while the policy is in force and may be necessary to prevent policy lapse. Premium payments are normally credited to your policy on the same day as receipt by us, however, check payments mailed to the Billing Center that are not accompanied by a billing statement, will postpone crediting your policy for up to two business days. In addition, if your premium is received without the necessary information we need to process it, processing delays will occur.


We reserve the right to require satisfactory evidence of insurability before accepting any premium payment that would result in an increase in the net amount of coverage at risk. We will refund any portion of any premium payment we determine to be in excess of the premium limit established by law to qualify the policy as life insurance. We may also require that any existing policy loans be repaid prior to accepting any additional premium payments. See "Loans" in
Section 7 - Access to Your Money. Additional premium payments or other changes to the policy can jeopardize a policy's tax status. We will monitor premiums paid and other policy transactions and will notify you when the policy is in jeopardy of becoming a modified endowment contract as described in Section 6.

ALLOCATION OF PREMIUM AND CASH VALUE
You designate how your premiums are to be allocated when you apply for a policy. You may change the way future premiums are allocated by giving written notice to us. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of the allocations must equal 100%.

If at the time a policy is issued, you elect to pay your initial and subsequent premiums by electronic funds transfer, the initial premium will be invested in the portfolios and/or fixed account according to your allocation instructions. The premium will be effective the date the funds were received.

If you choose a payment method other than electronic funds transfer, all premiums received within 25 days from the effective date of the policy will be invested in the Money Market portfolio. On the 26th day your money will be transferred to the portfolios and/or fixed account in accordance with your allocation instructions.

Subsequent payments will be allocated to the portfolios and/or fixed account, according to the allocation instructions we have at that time. You may change your premium allocations at any time.

Any amounts allocated to the portfolios are effective and valued as of the next close of the New York Stock Exchange ("NYSE"). This is usually 4:00 p.m. Eastern time. If for any reason the NYSE has closed for the day prior to our receipt of your money, it will be valued as of the close of the NYSE on its next regular business day.

The policy value is equal to the sum of the amount you have in the available portfolios and the fixed account under the policy at any one time. The value of your policy can change daily depending upon market conditions.

The net cash surrender value is equal to the policy value minus any surrender charges, outstanding loans or loan interest.

ACCUMULATION UNITS
The value of the variable portion of your policy will go up or down depending upon the investment performance of the portfolio(s) you choose. In order to keep track of this, we use a unit of measure called an accumulation unit which works like a share of a mutual fund.

We calculate the value of an accumulation unit for each portfolio after the NYSE closes each day. To determine the current accumulation unit value, we take the prior day's accumulation unit value and multiply it by the net investment factor for the current day.

The net investment factor is used to measure the daily change in accumulation unit value for each portfolio. The net investment factor equals:

   - the net asset value per share of a portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the portfolio that day; divided by
   - the net asset value per share of a portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the portfolio that day; minus
   - the daily insurance charges and any taxes Safeco Life may incur on earnings attributable to the applicable policies, expressed as a percentage of the total net assets of the portfolio.

The value of an accumulation unit may go up or down from day to day.

When you make premium payments or transfers into a portfolio, we credit your policy with accumulation units. Conversely, when you request a withdrawal or a transfer of money from a portfolio, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the premium payment, transfer or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs.


     EXAMPLE: Assume that on Monday, we receive a $1,000 premium payment from you before the NYSE closes. You have told us you want this to go to the Safeco RST Growth Opportunities Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the Safeco RST Growth Opportunities Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your policy on Monday night with 29.31 accumulation units for the Safeco RST Growth Opportunities Portfolio.


POLICY LAPSE AND GRACE PERIOD

You must have enough money in your policy to cover the monthly deductions and any surrender charges. These are described in Section 4 - Expenses. If you don't have enough money to cover these charges, we will send written notice to you and any assignee of record. A grace period of 61 days begins as of the date notice is sent. We will tell you how much money (either a loan repayment or a premium payment) you need to send us to keep your policy in force. The amount will be enough to cover all the policy charges for three months and will be calculated in the same manner as prior to lapse.

If we don't receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits. If your policy ends without value ("lapses"), we will send written notice to you and any assignee of record. If the insured dies during the grace period, we will pay the death benefit to the beneficiary less any outstanding loans or charges. The grace period provisions don't apply if the Guaranteed Death Benefit Endorsement is in effect. See Section 5 - Insurance Benefits.

REINSTATEMENT

If your policy lapses, you have five years from the end of the grace period and while the insured is living, to request reinstatement of your policy. Reinstatement allows you to keep your original policy anniversary date and may or may not result in lower policy charges than you would incur under a new policy. To reinstate your policy you must:

   -  provide us satisfactory evidence of insurability;
   - pay enough premium to cover policy charges for three months after the reinstatement date;
   -  pay any indebtedness that existed at the end of the grace period; and
   - pay enough premium to cover the monthly deductions that were due during the grace period.

Unlike many companies, we do not ask you to pay premium for the period after the policy lapsed and before reinstatement, nor is there insurance coverage for this period. Coverage will be effective on the first policy monthly anniversary to occur on or after the date we approve your reinstatement application.



You may not reinstate a policy that you surrendered for policy value.

RIGHT TO EXAMINE
You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us with a written request for cancellation by the later of: (a) the 30th day after receipt; or (b) the 45th day after Part
I of the application was signed. If you cancel the policy, Safeco Life will refund an amount equal to the premium payments made under the policy. If you elect to use electronic funds transfer for your initial premium payment and cancel the policy under this provision, you will be refunded an amount equal to your initial premium payment despite any investment loss. If required by state law, we will also refund any investment gain along with your initial premium payment. Your availability to choose investments may be limited during part of the right to examine period. See Section 2 - Allocation of Premium and Cash
Value.


3.  INVESTMENT OPTIONS


VARIABLE INVESTMENT OPTIONS


The following portfolios are currently offered to policy owners through the divisions (or "subaccounts") of the Separate Account. Each subaccount invests exclusively in a particular portfolio. The portfolios are not offered directly to the public, but are available to life insurance companies as investment options for variable life insurance policies and variable annuity contracts.

The name, investment objective and investment adviser of the portfolios offered under this policy are listed below. There is no assurance that any of the portfolios will achieve their stated objective. You can find more detailed information about the portfolios, including a description of risks and expenses, in the prospectuses for the portfolios, which can be obtained without charge by contacting our Home Office. You can have money in up to 17 available portfolios and the fixed account at any one time. Not all portfolios listed below may be available for all policies. You should read the prospectuses carefully before investing. The portfolio information below was provided by the portfolios. We have not independently verified the accuracy of the information.



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
               PORTFOLIO NAME                                     INVESTMENT OBJECTIVE                      INVESTMENT ADVISER
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
SAFECO RESOURCE SERIES TRUST

Safeco RST Core Equity Portfolio                    Long term growth of capital and reasonable         Safeco Asset Management
                                                    current income. To achieve its objective, under    Company
                                                    normal circumstances the Portfolio invests at
                                                    least 80% of its net assets (plus any borrowings
                                                    for investment purposes) in equity securities
                                                    and, to a much lesser extent, invests in
                                                    equity-related securities, warrants and other
                                                    rights to acquire stock.

Safeco RST Growth Opportunities Portfolio           Growth of capital. To achieve its objective,       Safeco Asset Management
                                                    under normal circumstances the Portfolio invests   Company
                                                    most of its assets in common stocks of companies
                                                    the advisor considers to be reasonably priced or
                                                    undervalued, with above average growth
                                                    potential.

Safeco RST Multi-Cap Core Portfolio                 Long term growth of capital. To achieve its        Safeco Asset Management
                                                    objective, under normal circumstances the          Company
                                                    Portfolio invests in a blend of growth and
                                                    value-oriented stocks of companies of any size.

Safeco RST Bond Portfolio                           As high a level of current income as is            Safeco Asset Management
                                                    consistent with the relative stability of          Company
                                                    capital. To achieve its objective, under normal
                                                    circumstances the Portfolio invests at least 80%
                                                    of its net assets (plus any borrowings for
                                                    investment purposes) in bonds, most of which are
                                                    medium-term. The Portfolio may invest up to 50%
                                                    of its assets in mortgage-related securities,
                                                    including GNMA securities, mortgage pass-through
                                                    securities issued by governmental and
                                                    non-governmental issuers and collateralized
                                                    mortgage obligations (CMOs) that are rated in
                                                    the top four investment grades. The advisor may
                                                    use the rating services provided by Moody's,
                                                    S&P, or Fitch. Bond ratings indicate an issuer's
                                                    financial strength and ability to meet its debt
                                                    obligations. The Portfolio may invest
                                                    significantly in debt securities of the
                                                    following sectors: domestic industrials,
                                                    domestic utilities, supranationals, Yankee, and
                                                    foreign. The Portfolio may also invest in below
                                                    investment-grade debt securities. The advisor
                                                    analyzes each security it considers for purchase
                                                    on a stand-alone basis and on how the security
                                                    fits in with other assets of the Portfolio.

Safeco RST Small-Cap Value Portfolio                Long term growth of capital through investing      Safeco Asset Management
                                                    primarily in small sized companies. To achieve     Company
                                                    its objective, under normal circumstances the
                                                    Portfolio invests at least 80% of its net assets
                                                    (plus any borrowings for investment purposes)
                                                    inequity and equity-related securities of
                                                    companies with total market capitalization at
                                                    the time of investment of less than $1.5
                                                    billion.
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               PORTFOLIO NAME                                     INVESTMENT OBJECTIVE                      INVESTMENT ADVISER
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

AIM VARIABLE INSURANCE FUNDS

AIM V.I. Aggressive Growth Fund (Series I shares)   Long-Term growth of capital.                       A I M Advisors, Inc.

AIM V.I. Real Estate Fund (Series I shares)         Growth of capital.                                 A I M Advisors, Inc.
Formerly INVESCO VIF Real Estate Opportunity Fund

AIM V.I. Capital Development Fund                   Long-Term growth of capital.                       A I M Advisors, Inc.
(Series II shares)

AIM V.I. International Growth Fund                  Long-Term growth of capital.                       A I M Advisors, Inc.
(Series II shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century VP Balanced                        The fund seeks long-term capital growth and        American Century Investment
                                                    current income by investing approximately 60% of   Management, Inc.
                                                    its assets in equity securities and the
                                                    remainder in bonds and other fixed income
                                                    securities. In selecting stocks for the
                                                    portfolio of VP Balanced, the fund managers
                                                    select primarily from the largest 1,500 publicly
                                                    traded US companies. The fixed income portion of
                                                    the fund is invested in a diversified portfolio
                                                    of high-grade securities.

American Century VP International                   The fund seeks capital growth. The fund managers   American Century Investment
                                                    look for stocks of growing foreign companies.      Management, Inc.
                                                    The investment strategy of the fund is based on
                                                    the belief that, over the long term, stocks of
                                                    companies with earnings and revenue growth have
                                                    a greater-than-average chance to increase in
                                                    value.

American Century VP Value                           The fund seeks long-term capital growth. Income    American Century Investment
                                                    is a secondary objective. In selecting stocks      Management, Inc.
                                                    for VP Value, fund managers look for companies
                                                    whose stock price is less than they believe the
                                                    company is worth. The managers attempt to
                                                    purchase the stock of these undervalued
                                                    companies and hold them until their stock price
                                                    has increased to, or is higher than, a level the
                                                    managers believe more accurately reflects the
                                                    fair value of the company.

American Century VP Ultra(R) Class II               The fund seeks long-term capital growth. The       American Century Investment
                                                    fund looks for common stocks of growing            Management, Inc.
                                                    companies. The basis of the strategy used by the
                                                    fund is that, over the long term, stocks of
                                                    companies with earnings and revenue growth have
                                                    a greater-than-average chance to increase in
                                                    value.

DREYFUS INVESTMENT PORTFOLIOS ("DREYFUS IP")

Dreyfus IP - MidCap Stock Portfolio - Initial       The portfolio seeks investment results that are    The Dreyfus Corporation
Shares                                              greater than the total return performance of
                                                    publicly traded common stocks of medium size
                                                    domestic companies in the aggregate, as
                                                    represented by the Standard & Poor's MidCap
                                                    400(R) Index ("S&P 400"). To pursue this goal,
                                                    the portfolio normally invests at least 80% of
                                                    its assets in stocks of mid-size companies.

Dreyfus IP - Technology Growth Portfolio -          The portfolio seeks capital appreciation. To       The Dreyfus Corporation
Initial Shares                                      pursue this goal, the portfolio normally invests
                                                    at least 80% of its assets in the stocks of
                                                    growth companies of any size that Dreyfus
                                                    believes to be leading producers or
                                                    beneficiaries of technological innovation.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

The Dreyfus Socially Responsible Growth Fund,       The fund seeks to provide capital growth, with     The Dreyfus Corporation
Inc. - Initial Shares                               current income as a secondary goal. To pursue
                                                    these goals, the fund, under normal
                                                    circumstances, invests at least 80% of its
                                                    assets in the common stocks of companies that,
                                                    in the opinion of the fund's management, meet
                                                    traditional investment standards and conduct
                                                    their business in a manner that contributes to
                                                    the enhancement of the quality of life in
                                                    America.

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               PORTFOLIO NAME                                     INVESTMENT OBJECTIVE                      INVESTMENT ADVISER
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
DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")

Dreyfus VIF - Quality Bond Portfolio - Initial      The portfolio seeks to maximize total return,      The Dreyfus Corporation
Shares                                              consisting of capital appreciation and current
                                                    income. To pursue this goal, the portfolio
                                                    normally invests at least 80% of its assets in
                                                    bonds, including corporate bonds, debentures,
                                                    notes, mortgage-related securities,
                                                    collateralized mortgage obligations,
                                                    asset-backed securities, convertible debt
                                                    obligations, preferred stocks, convertible
                                                    preferred stocks, municipal obligations and zero
                                                    coupon bonds, that, when purchased, are rated A
                                                    or better or are the unrated equivalent as
                                                    determined by Dreyfus, and in securities issued
                                                    or guaranteed by the U.S. government or its
                                                    agencies or instrumentalities, including
                                                    Treasury inflation-protection securities.

Dreyfus VIF - Appreciation Portfolio - Initial      The portfolio seeks long-term capital growth       The Dreyfus Corporation
Shares                                              consistent with the preservation of capital. Its   Sub-Advised by Fayez
                                                    secondary goal is current income. To pursue        Sarofim & Co.
                                                    these goals, the portfolio invests at least 80%
                                                    of its assets in common stocks. The portfolio
                                                    focuses on "blue chip" companies with total
                                                    market capitalizations of more than $5 billion
                                                    at the time of purchase, including multinational
                                                    companies.

Dreyfus Stock Index Fund - Service Shares           The fund seeks to match the total return of the    The Dreyfus Corporation
                                                    Standard & Poor's 500 Composite Stock Price        Mellon Equity Associates
                                                    Index. To pursue this goal, the fund generally     serves as the fund's index
                                                    invests in all 500 stocks in the S&P 500(R) in     fund manager
                                                    proportion to their weighting in the index.

FEDERATED INSURANCE SERIES

Federated High Income Bond Fund II                  The Fund's investment objective is to seek high    Federated Investment
                                                    current income. The Fund pursues its investment    Management Company
                                                    objective by investing primarily in a
                                                    diversified portfolio of high-yield, lower-rated
                                                    corporate bonds (also known as "junk bonds")

Federated Capital Income Fund II                    The Fund's investment objective is to achieve      Federated Equity Management
                                                    high current income and moderate capital           Company of Pennsylvania
                                                    appreciation. The Fund pursues its investment
                                                    objective by investing in both equity and fixed
                                                    income securities that have high relative income
                                                    potential.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Fidelity VIP Growth Portfolio                       Fidelity VIP Growth Portfolio seeks to achieve     Fidelity Management &
                                                    capital appreciation.                              Research Company

Fidelity VIP Contrafund(R) Portfolio                Fidelity VIP Contrafund(R) Portfolio seeks         Fidelity Management &
                                                    long-term capital appreciation.                    Research Company

Fidelity VIP Growth & Income Portfolio              Fidelity VIP Growth & Income Portfolio seeks       Fidelity Management &
                                                    high total return through a combination of         Research Company
                                                    current income and capital appreciation.

Fidelity VIP Equity-Income Portfolio                Fidelity VIP Equity-Income Portfolio seeks         Fidelity Management &
                                                    reasonable income. The fund will also consider     Research Company
                                                    the potential for capital appreciation. The
                                                    fund's goal is to achieve a yield which exceeds
                                                    the composite yield on the securities comprising
                                                    the Standard & Poor's 500(SM) Index (S&P 500(R)).

Fidelity VIP Money Market Portfolio                 Fidelity VIP Money Market Portfolio seeks as       Fidelity Management &
                                                    high a level of current income as is consistent    Research Company
                                                    with preservation of capital and liquidity.

Fidelity VIP Asset Manager(SM) Portfolio            Fidelity VIP Asset Manager Portfolio seeks to      Fidelity Management &
                                                    obtain high total return with reduced risk over    Research Company
                                                    the long term by allocating its assets among
                                                    stocks, bonds, and short-term instruments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Small Cap Fund - Class 2                   Seeks long-term capital growth. The Fund           Franklin Advisers, Inc.
                                                    normally invests at least 80% of its net assets
                                                    in investments of small capitalization
                                                    companies. For this Fund, small-cap companies
                                                    are those with market capitalization values not
                                                    exceeding (i) $1.5 billion or (ii) the highest
                                                    market capitalization value in the Russell
                                                    2000(R) Index, whichever is greater, at the time
                                                    of purchase.

Franklin U.S. Government Fund - Class 2             Seeks income. The Fund normally invests at least   Franklin Advisers, Inc.
                                                    80% of its net assets in U.S. government
                                                    securities, primarily fixed and variable rate
                                                    mortgage-backed securities.

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                                       13
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
               PORTFOLIO NAME                                     INVESTMENT OBJECTIVE                      INVESTMENT ADVISER
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
Mutual Shares Securities Fund - Class 2             Seeks capital appreciation, with income as a       Franklin Mutual Advisers,
                                                    secondary goal. The Fund normally invests mainly   LLC
                                                    in U.S. equity securities that the Fund's
                                                    manager believes are available at market prices
                                                    less than their value based on certain
                                                    recognized or objective criteria, including
                                                    undervalued stocks, merger/risk arbitrage
                                                    securities and distressed companies.

Templeton Developing Markets Securities Fund -      Seeks long-term capital appreciation. The Fund     Templeton Asset Management
Class 2                                             normally invests at least 80% of its net assets    Ltd.
                                                    in emerging market investments.

Templeton Growth Securities Fund - Class 2          Seeks long-term capital growth. The Fund           Templeton Global Advisors
                                                    normally invests mainly in equity securities of    Limited The Fund's
                                                    companies located anywhere in the world,           sub-advisor, under an
                                                    including those in the U.S. and in emerging        agreement with Templeton
                                                    markets.                                           Global Advisors, Limited is
                                                                                                       Templeton Asset Management
                                                                                                       Limited

ING VP NATURAL RESOURCES TRUST

ING VP Natural Resources Trust                      The Fund seeks long-term growth of capital         ING Investments, LLC
                                                    through investment primarily in common stocks of   Sub-Advised by Aeltus
                                                    companies that own or develop natural resources    Investment Management, Inc.
                                                    and other basic commodities, or supply goods and
                                                    services to such companies. Capital appreciation
                                                    will be the primary determinant of total return
                                                    and income is a secondary consideration. The
                                                    investment objective may not be changed without
                                                    shareholder approval.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF - Health Sciences Fund (Series I        Growth of Capital                                  A I M Advisors, Inc.
Shares)                                                                                                Sub-advised by INVESCO
                                                                                                       Institutional (N.A.), Inc.

J.P. MORGAN SERIES TRUST II

JPMorgan Mid Cap Value Portfolio                    The Portfolio seeks growth from capital            J.P. Morgan Investment
                                                    appreciation.                                      Management Inc.

JPMorgan International Equity Portfolio (formerly   The Portfolio seeks to provide high total return   J.P. Morgan Investment
JPMorgan International Opportunities Portfolio)     from a portfolio of equity securities of foreign   Management Inc.
                                                    companies.


          THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN
               CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2003


               PORTFOLIO NAME                                     INVESTMENT OBJECTIVE                      INVESTMENT ADVISER
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
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Growth Fund (Series I shares)              Growth of Capital                                  A I M Advisors, Inc.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Fidelity VIP Growth Opportunities Portfolio         Fidelity VIP Growth Opportunities Portfolio        Fidelity Asset Management &
                                                    seeks to provide capital growth.                   Research Company

J.P. MORGAN SERIES TRUST II

JPMorgan U.S. Large Cap Core Equity Portfolio       The Portfolio seeks to provide high total return   J.P. Morgan Investment
                                                    from a portfolio of selected equity securities.    Management Inc.

SCUDDER VARIABLE SERIES I

Scudder Variable Series I: Balanced Portfolio       The portfolio seeks a balance of growth and        Deutsche Investment
                                                    income from a diversified portfolio of equity      Management Americas, Inc.
                                                    and fixed-income securities. In deciding which
                                                    types of securities to buy and sell, the
                                                    portfolio managers first analyze the overall
                                                    financial climate, including interest rates,
                                                    capital flows and inflation, among other
                                                    factors. The portfolio normally invests 50-75%
                                                    of net assets in common stocks and other
                                                    equities and 25-50% of net assets in investment
                                                    grade bonds and other fixed-income securities.

Scudder Variable Series I: International            The portfolio seeks long-term growth of capital    Deutsche Investment
Portfolio                                           primarily through diversified holdings of          Management Americas, Inc.
                                                    marketable foreign equity investments. The
                                                    portfolio invests primarily in common stocks of
                                                    established companies listed on foreign
                                                    exchanges, which the portfolio management team
                                                    believes have favorable characteristics.


                                       14
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          THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN
               CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2000


               PORTFOLIO NAME                                     INVESTMENT OBJECTIVE                      INVESTMENT ADVISER
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
ING VP EMERGING MARKETS FUND, INC.

ING VP Emerging Markets Fund                        The Fund seeks long-term growth of capital         ING Investments, LLC
                                                    primarily through investment in equity             Sub-Advised by ING
                                                    securities and equity equivalents of emerging      Investment Management
                                                    market companies. The investment objective may     Advisors B.V.
                                                    not be changed without shareholder approval.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Fidelity VIP High Income Portfolio                  Fidelity VIP High Income Portfolio seeks a high    Fidelity Management &
                                                    level of current income, while also considering    Research Company
                                                    growth of capital

Fidelity VIP Overseas Portfolio                     Fidelity VIP Overseas Portfolio seeks long-term    Fidelity Management &
                                                    growth of capital.                                 Research Company

Fidelity VIP Investment Grade Bond Portfolio        Fidelity VIP Investment Grade Bond Portfolio       Fidelity Management &
                                                    seeks as high a level of current income as is      Research Company
                                                    consistent with the preservation of capital.

Fidelity VIP Asset Manager: Growth Portfolio        Fidelity VIP Asset Manager: Growth Portfolio       Fidelity Management &
                                                    seeks to maximize total return by allocating its   Research Company
                                                    assets among stocks, bonds, short-term
                                                    instruments, and other investments.

Fidelity VIP Balanced Portfolio                     Fidelity VIP Balanced Portfolio seeks income and   Fidelity Management &
                                                    capital growth consistent with reasonable risk.    Research Company

Fidelity VIP Index 500 Portfolio                    Fidelity VIP Index 500 Portfolio seeks             Fidelity Management &
                                                    investment results that correspond to the total    Research Company
                                                    return of common stocks publicly traded in the     Sub-Advised by Geode
                                                    United States, as represented by the S&P 500.      Capital Management, LLC

WANGER ADVISORS FUNDS

Wanger U.S. Smaller Companies                       Long-term growth of capital. Invests primarily     Columbia Wanger Asset
                                                    in stocks of small- and medium-size U.S.           Management, L.P.
                                                    companies with capitalizations of less than $5
                                                    billion at time of purchase.



In addition to the Separate Account, the portfolios may sell shares to other separate investment accounts established by us or by other insurance companies to support variable life insurance policies and variable annuity contracts or qualified retirement plans. It is possible that, in the future, material conflicts could arise as a result of companies or plans sharing investments in the same portfolio. For more information about the risks associated with the use of the same funding vehicle for both variable life insurance and variable annuity contracts of various insurance companies and/or qualified retirement plans, see the prospectuses of the portfolios that accompany this prospectus or that are available upon request.

The investment performance for the portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There can be no assurance, and we make no representation that the investment performance of the portfolios will be comparable to any other portfolio, even those with the same investment objectives and policies and advisor or manager.

We may receive payments or revenues from some or all of the portfolios or their investment advisors, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the portfolios. The amounts we receive, if any, may be different for different portfolios, and may depend on how much of our policy value is invested in the applicable portfolios.

CHANGES TO THE INVESTMENT OPTIONS
We reserve the right to add, combine, restrict, or remove any portfolio as an investment option under your policy. If any shares of the portfolios are no longer available, or if in our view no longer meet the purpose of the policy, it may be necessary to substitute shares of another portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close portfolios to allocations of new purchase payments by existing or new policy owners and we reserve the right to do so at any time and in our discretion. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

VOTING RIGHTS
Safeco Life is the legal owner of the portfolios' shares. However, when a portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The portfolio shares are voted in accordance with the instructions we receive from you. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. You have no voting rights with respect to values in the fixed account.


DISREGARD OF VOTING INSTRUCTIONS
Safeco Life may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from owners if such instructions would require the

                                                15

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shares to be voted to cause any portfolio to make (or refrain from making)
investments which would result in changes in the sub-classification or investment objectives of the portfolio. Safeco Life may also disapprove changes in the investment policy initiated by the owners or trustees of the portfolios. Safeco Life will disapprove such changes if it believes disapproval is reasonable and it determines in good faith that the change would:

   -  violate state or federal law;
   -  be inconsistent with the investment objectives of the portfolios; or
   - vary from the general quality and nature of investments and investment techniques used by other portfolios with similar investment objectives and underlying other variable policies offered by Safeco Life or of an affiliated life insurance company.

In the event that Safeco Life does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to owners.


FIXED ACCOUNT

The policy also offers a fixed account with interest rates that are set and guaranteed by Safeco Life for at least 12 months. Annual effective guaranteed interest rates will never be less than 4%.

TRANSFERS AMONG PORTFOLIOS AND THE FIXED ACCOUNT

You can transfer money among any of the available portfolios and the fixed account. In addition to the fixed account, you can have money in up to 17 portfolios at any one time. Transfers to or from the portfolios will take effect on the next close of the NYSE after we receive the request at our Home Office. Transfer requests received at our Billing Center, will delay processing for two business days. Amounts equal to loans and loan interest are not available for transfer. We will accept transfers by signed written request or by telephone. We reserve the right to limit transfers from the fixed account in the following manner:


   -  postpone the transfer for 30 days;
   - reduce the amount of the transfer to not more than 25% of the amount available for transfer in the fixed account; and
   - limit the total number of transfers to one per policy year. If limited, the transfer will be effective on the policy anniversary after the date we receive it.

We reserve the right to modify, suspend or terminate transfer privileges at any time.

TRANSFER TRANSACTIONS AVAILABLE

We will accept transfer requests by signed written request or by telephone. Each transfer must identify:


   -  your policy;
   -  the amount of the transfer; and
   -  which investment options are affected.


Telephone transactions are available for allocation changes, transfer between portfolios and the fixed account, portfolio rebalancing and dollar cost averaging.


Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions.


We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

You also should protect your personal identification number ("PIN") because self-service options will be available to anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions is you or a person authorized by you.

We reserve the right to modify, suspend, or terminate transfer privileges at any time for some or all policy owners. In addition, if we receive a transfer request that is to be allocated to the fixed account and we are not able to invest the money such that we can credit at least the minimum guaranteed interest rate, we reserve the right to reject the portion of the transfer request that was to be allocated to the fixed account.

SCHEDULED TRANSFERS

You can initiate the following scheduled transfers among your investment options free of charge. Once started, these scheduled transfers will continue until you instruct us to stop or all money has been transferred out of the source investment option.

DOLLAR COST AVERAGING. This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts each month or quarter from any portfolio or the fixed account to any of the other portfolios.

PORTFOLIO REBALANCING. After your money has been invested, the performance of the portfolios may cause the percentage in each portfolio to change from your original allocations. You can instruct us to adjust your investment in the portfolios to maintain a predetermined mix on a quarterly, semi-annual or annual basis. Portfolio Rebalancing can be used with Dollar Cost Averaging.

LIMITS ON EXCESSIVE TRANSFERS
Even though we permit the limited use of approved asset allocation programs, the policy and the portfolios are not designed for short term trading or professional market timing, or for organizations or other persons that use programmed, large, or frequent transfers. Therefore, organizations and individuals that use market timing investment strategies should not purchase this policy. The use of such transfers may be disruptive to portfolio management strategies by causing forced
                                       16
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and unplanned portfolio turnover, increased trading and transaction costs, and lost opportunity costs which must be indirectly borne by policy owners.


Therefore, we may restrict or eliminate the right to make transfers among portfolios if such rights are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.

We reserve the right to reject any transfer request if, in our judgment, you are engaging in a pattern of transfer that may disadvantage policy owners or would cause a portfolio to be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected.

We further reserve the right to modify transfer privileges available under your policy at any time if we deem it necessary to protect the interests of policy owners. These modifications may include curtailing or eliminating, without notice, the ability to use the telephone in making transfers.

In order to detect short term trading, professional market timing, or other large or frequent transfers, we review trading volumes every day in each portfolio offered in your policy. Although we can not detect all cases of professional market timing or short term trading, we will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular portfolios by particular policy owners. If we conclude that market timing or other disruptive trading patterns are being transacted by you, we will contact you to caution you to refrain from any market timing activity. We may restrict the number of transfers you can make to a limited frequency; for example, once every month. In some transfers that we determine to be part of a pattern of market timing, short term trading or other disruptive activity, we may reject your transfer request.

In addition, the portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable life insurance policy owners. Those portfolio managers may require us to investigate whether any of our policy owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. In cases of large or frequent transfers, the portfolio managers may reject trades that they determine are detrimental to their other portfolio shareholders.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will inform you or your registered representative in writing or by phone the next business day. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular policy owners.

We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the portfolios and dilution of long-term portfolio owners' returns. Thus, your policy value may be lower due to lower returns in your portfolio investments.


We will impose such restrictions only if we or any affected portfolio believes that doing so will prevent harm to other policy owners.

4.  CHARGES AND EXPENSES

There are charges and other expenses associated with the policy that reduce the return on your investment in the policy. These charges and expenses are:

INSURANCE CHARGE
We make a daily deduction for the mortality and expense risk charge. This is done as a part of our calculation of accumulation unit value. This charge is equal, on an annual basis, to .70% of the average daily net assets of each portfolio. This charge helps pay for insurance benefits (the death benefit) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the policy. If the charges under the policy are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. The rate of the mortality and expense risk charge will not be increased.

MONTHLY CHARGES
We deduct the following charges from your policy value monthly:

   -  the monthly cost of insurance;
   -  the monthly cost of additional benefits provided by riders; plus
   -  the monthly administration charge.

MONTHLY COST OF INSURANCE. The monthly cost of insurance charge varies from policy to policy and from month to month. We determine the charge by multiplying the monthly cost of insurance rate times the amount of the death benefit that is covered by insurance. The monthly cost of insurance rate is based on:

   -  the insured's age;
   -  gender, if permitted by law;
   -  risk classification;
   -  the policy's duration; and
   -  the net amount at risk (death benefit minus the cash value).

Monthly cost of insurance rates will not exceed those guaranteed in the policy and will not be increased more than once in any 12-month period. The guaranteed maximum insurance cost rates for standard risks are based on the Commissioner's Standard Ordinary Mortality Table.

The risk class of an insured, including age and gender, may affect the cost of insurance rate. A preferred risk class is available to smokers and non-smokers who we determine have a better than average mortality.

For a better understanding of how the cost of insurance and other charges affect policy values, you should request a personalized illustration from your registered representative.

MONTHLY COST OF ADDITIONAL BENEFITS. You may be able to obtain extra benefits which may require additional charges. The monthly cost of any additional benefits provided by riders under this policy is shown in the policy. For a discussion of additional benefits, see Section 5 - Insurance Benefits.

MONTHLY ADMINISTRATION CHARGE. During the first policy year, the administration charge is $25 per month. For policy years after the first, the charge drops to $5 per month. The maximum administration charge will not exceed $8.00 per month for policy years after the first.

SURRENDER CHARGE
Unlike many other life insurance policies, there is no charge on withdrawals while this policy remains in force. There is a surrender charge against the policy value during the first ten policy years if you:

   -  request a reduction in the face amount of insurance;
   -  surrender the policy for value; or
   -  allow the policy to lapse.

In most cases, the surrender charge will be deducted from the portfolios and the fixed account in the same proportion as we take monthly deductions. If this is not possible due to insufficient value in one of the investment options you elect or the policy itself, we will deduct this fee on a pro-rata basis from balances in all subaccounts and the fixed account.

The surrender charge will be the lesser of:

a) 50% during the first six policy years of an amount equal to one annual premium (calculated as if you paid level premiums until the insured age 95 and assuming an annual effective return of 5%), decreasing by 10% each year until there is no surrender charge for years eleven and later; or

b) 30% of actual premiums received during the first policy year up to an amount equal to the annual level premium described in method (a) above, plus 9% of all other premium paid and less the amount of any pro rata surrender charge previously made under the policy.

Your policy will be issued with a surrender charge schedule which shows the surrender charge you would pay under the method described in (a) above. Your surrender charge would be less than this amount if the surrender charge calculated under the method described in (b) were less.

Surrender charges vary by year of surrender, issue age, sex and rate class. The surrender charge decreases each policy year and is zero after policy year ten. We have provided the table below which shows the surrender charge for a 35 year old male non-smoker assuming a policy value of $100,000.

                SURRENDER             SURRENDER
                  YEARS                CHARGE
              -----------------------------------
                    1                  $ 515.00
                    2                  $ 515.00
                    3                  $ 515.00
                    4                  $ 515.00
                    5                  $ 515.00
                    6                  $ 515.00
                    7                  $ 412.00
                    8                  $ 309.00
                    9                  $ 206.00
                   10                  $ 103.00

In some cases you can minimize the amount of the surrender charge by limiting the amount of premium you pay in the first year. However, this could affect the death benefit, reduce policy values, and increase your risk of lapse. Your registered representative can provide you with a hypothetical illustration of policy values based on planned premiums which includes the surrender charge.

If you increase your face amount, a new surrender charge and a new ten-year period will apply to the amount of the increase. If you request a reduction in face amount, we will deduct a pro-rata surrender charge.

The surrender charge is for expenses incurred in connection with the promotion, sale, and distribution of the policies. If the surrender charge is insufficient, excess amounts resulting from the mortality and expense risk charge may be used to recover these expenses. We may reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances that reduce our sales expense.

PREMIUM TAX CHARGE
States and other governmental entities (e.g., municipalities) may charge premium taxes ranging from 0% to 3.5%. These taxes vary by state and are subject to change. Based on your state of residence, we deduct the applicable tax from your premium before allocating amounts to the portfolios or to the fixed account in accordance with your instructions. Generally, references to allocations of premiums in this prospectus reflect the deductions made to cover this tax or other taxes imposed by the state.

INCOME OR OTHER TAXES
Currently we do not pay income or other taxes on earnings attributable to your policy. However, if we ever incur such taxes, we reserve the right to deduct them from your policy.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various portfolios. These expenses are summarized in the Safeco Separate Account SL portfolio operating expenses table of this prospectus. For more detailed information, you should refer to the portfolio prospectuses which, if not accompanying this prospectus, are available upon request.



5.  INSURANCE BENEFITS

The primary purpose of the policy is to provide death benefit protection on the life of the insured. You select the face amount of insurance and death benefit option "A" or "B" on your policy application. Face amount of insurance is the fixed portion of a death benefit that you want the beneficiary to receive. Under option "A", the death benefit equals the face amount on your insurance policy. Gains in your policy value reduce the amount of insurance coverage you pay for without changing the amount of the death benefit. Under option "B", the death benefit equals the face amount on your insurance policy, plus your policy value. The amount of insurance coverage you pay for stays the same, but the death benefit may be greater than the face amount, depending on performance.

Upon receipt of proof that the insured died while the policy was in force, we will pay the death proceeds to the beneficiary in a lump sum or under an optional method of payment provided by the policy and that you or the beneficiary select. The death proceeds equal:

   -  the death benefit under the policy; plus
   -  any benefits due from riders; less
   -  any loans and loan interest; and less
   -  any overdue charges if the insured dies during the grace period.

Whether you choose the death benefit under "A" or "B", we guarantee that the death benefit under the option you select will never be less than the applicable percentage of your policy value as long as the policy is in force. Sample ages and percentages are shown in the table below.

              INSURED'S AGE
           AT THE BEGINNING OF      PERCENTAGE OF
            THE POLICY YEAR IN   POLICY VALUE AS OF
            WHICH INSURED DIES.  THE DATE OF DEATH.
          -----------------------------------------
               40 and under             250%
                    45                  215%
                    50                  185%
                    55                  150%
                    60                  130%
                    65                  120%
                    70                  115%
                   75-90                105%
                    95                  100%

CHANGES IN THE FACE AMOUNT OF INSURANCE AND/OR THE DEATH BENEFIT OPTIONS
After the first policy year, you can request changes in the face amount of insurance or the death benefit option by writing to us. Increases in the face amount of insurance must be at least $10,000. The insured must be under age 80 and provide proof of insurability. If you increase your face amount, additional cost of insurance charges will result. This may indirectly affect your policy value if you do not increase your premium amount to cover these new charges. Decreases in the face amount of insurance during the first ten policy years have a surrender charge. See Section 4 - Expenses. Changes take effect on the first monthly anniversary on or after the date we approve the change. We may decline to make a change that would decrease your face amount of insurance to less than the minimum amount that we would issue on a new policy, or that would disqualify your policy as life insurance under tax law. See Section 6 - Taxes.

GUARANTEED DEATH BENEFIT ENDORSEMENT
You receive a Guaranteed Death Benefit Endorsement with your policy if:

   -  the endorsement is approved by your state;
   -  your policy is issued with standard or preferred rates; and
   -  your policy does not have an increasing premium additional term rider.

The endorsement guarantees that your policy will not lapse prior to the end of the policy year that the insured turns age 80, as long as premium requirements are met. This protects your insurance coverage if your policy value drops below the amount normally required to keep your policy in force. There is no charge for this endorsement, but a minimum level of monthly premium is required to keep the endorsement in force. This minimum is shown in your policy and will not change unless your policy changes.

The endorsement will lapse if the total premiums paid, less any withdrawals, loan, and loan interest, are less than the sum of monthly guaranteed death benefit premiums required since policy issue. You will then have 61 days to pay the required premium or the endorsement will terminate and cannot be reinstated.

If you choose not to pay the minimum required premium and the endorsement terminates, your policy will continue in force as long as you have enough money in the policy to cover the monthly deduction and any surrender charges. See "Policy Lapse and Grace Period" in Section 2 - Premiums.

EXTENDED MATURITY BENEFIT ENDORSEMENT
The policy matures on the policy anniversary following the insured's 95th birthday. For a discussion of the Maturity Date, see Section 7 - Access to Your Money. You can extend the maturity date of your policy until the death of the insured if the Extended Maturity Benefit Endorsement was approved for use in your state at the time your policy was issued. There is no charge for this endorsement. The endorsement is not effective unless we receive, prior to the maturity date, your written irrevocable election to use the benefit.

Under the endorsement and as of the maturity date:

   - we transfer money in the portfolios to the fixed account as of the next close of the NYSE;
   -  all riders on the policy terminate;
   -  cost of insurance charges are no longer deducted;

   -  the face amount will be equal to the net cash surrender value; and
   -  the death benefit is set to Option A.

On the death of the insured, the death benefit under the endorsement is equal to the policy value less existing loans, and loan interest. The tax consequences of extending the maturity date past age 95 are unclear. You should consult your personal tax advisor before extending the policy maturity date.

EXCHANGES AND CONVERSION
From time to time we may offer programs under which certain variable life insurance policies previously issued by us may be exchanged for the policies offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax advisor. Generally you can exchange one policy for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Exchanges may result in higher charges and a new ten-year surrender period will apply. You should not exchange another variable life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.

Conversion of the policy is available under certain riders subject to certain provisions. In these situations, you may convert coverage to a new policy without evidence of insurability. Conversion may also result in higher charges and a new ten year surrender period will apply. Please see your policy for specifics.

ADDITIONAL BENEFITS
Additional benefits are available to be added to your policy by rider which may require an additional monthly deduction. Some of these features are only available at the time the policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all States. The cost for each rider is explained in the Periodic Charges Table. You should refer to the terms of the rider for complete details.

ADDITIONAL TERM INSURANCE RIDER. This rider permits coverage to be added to the primary insured's policy for one family member or business associate without an additional policy fee.

TWENTY YEAR LEVEL TERM RIDER. This rider pays the amount of insurance coverage under the rider to the named beneficiary upon the death of the insured.

WAIVER OF PREMIUM - PRIMARY INSURED. This rider waives all premiums that fall due while the primary insured is totally disabled.

WAIVER OF MONTHLY DEDUCTION - PRIMARY INSURED. This rider waives all monthly deductions from the policy that occur while the primary insured is totally disabled.

ACCIDENTAL DEATH BENEFIT. This rider pays an additional benefit upon the insured's death resulting from an accident.

INSURED CHILDREN'S TERM INSURANCE. This rider pays an additional death benefit upon the death of the primary insured's eligible children, stepchildren or legally adopted children.

GUARANTEED INSURABILITY OPTION. This rider permits the insured to purchase additional insurance at standard premium rates according to special option dates, regardless of health or occupation.

6.  TAXES

IN GENERAL
This section discusses how federal income tax applies to the policy in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. This discussion is based upon our understanding of the present federal income tax laws. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. We cannot represent that the present federal income tax laws or their interpretation will continue. You should consult counsel or another competent tax advisor about your individual circumstances.

TAX STATUS OF THE POLICY
If your policy meets certain requirements under the Internal Revenue Code of 1986, as amended ("Code"), it will be treated as life insurance for federal tax purposes and receive the tax treatment normally accorded life insurance contracts under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard class basis should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis, and it is not clear whether such policies will in all cases satisfy the requirements. We will monitor compliance of your policy with these requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements. We reserve the right to restrict policy transactions in order to do so.

We believe that the death benefit under your policy will not be included in your beneficiary's gross income when the insured dies. However, ownership of a life insurance policy or receipt of policy proceeds before or after the death of the insured may result in federal taxes, such as income, estate, gift, or generation-skipping transfer taxes, as well as state and local taxes, such as inheritance or income tax. In addition, the transfer of the policy, the use of the policy as part of a tax shelter arrangement, or designation of a beneficiary will likely have tax consequences. The tax consequences of continuing the policy beyond the insured's 95th year are also unclear. Tax consequences depend on your circumstances or your beneficiary's circumstances. You should consult your tax advisor regarding these consequences.

Generally, you will not pay income tax on the policy cash value until there is a distribution. When distributions from a policy occur or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract" ("MEC") as described in the Code and more fully described below.

If your policy is not a MEC, then distributions from your policy other than death benefits are generally treated first as a recovery of your "investment in the policy," and then as taxable income. Your investment in the policy is generally the sum of your premiums. When a distribution is taken from your policy, your investment in the policy is reduced by the amount of the distribution that is tax-free. This means that withdrawals are generally treated as first recovering the premiums you paid into the policy and then as taxable income. However, certain distributions that must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes may be treated in whole or in part as taxable income.

Loans from, or secured by, the policy are generally not treated as distributions and thus are not taxable. However, the tax consequences associated with preferred loans are less clear and a tax advisor should be consulted about such loans. Furthermore, a surrender or termination of the policy by lapse may have tax consequences if the surrender value plus outstanding loans and loan interest is greater than premium paid into the policy. If the insured is alive on the maturity date and you have not elected the extended maturity option in writing, you may have to pay federal income tax on the policy value (including outstanding loan amounts) that are attributable to earnings in the portfolios and interest in the fixed account.

MODIFIED ENDOWMENT CONTRACTS
Under the Code, life insurance policies that are MECs are treated less favorably than other life insurance policies. In general, your policy will be a MEC if the amount of premiums paid into the policy causes the policy to fail the "7-pay test." A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the total premiums that would have been paid for a policy providing for paid-up future benefits after the payment of seven level annual premiums.

A policy may also become a MEC if there is a reduction in the benefits under the policy during the first seven policy years or there is a "material change" in the policy's benefits or other terms, even after the first seven policy years. A material change can occur, for example, when there is an increase in the death benefit, including increases due to the payment of additional premium. To prevent your policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. We will monitor your policy to determine if it is a MEC, and we will notify you in a timely manner if your policy is or becomes a MEC. You should consult with a competent advisor to determine whether a policy transaction will cause the policy to be classified as a MEC.

If your policy is a MEC, amounts you take out while the insured is living may be taxable income. All distributions other than death benefits, including surrenders and withdrawals, will be treated first as taxable income and then as tax-free recovery of the investment in the policy after all gain in the policy has been distributed. Loans taken or secured by the policy will also be treated as distributions and taxed accordingly. There also may be 10% additional tax on distributions unless you are age 59 1/2 or older, disabled, or take the distribution as a series of substantially equal periodic payments over your life expectancy or the joint life expectancies of you and your beneficiary.

Distributions from a policy within two years before the policy becomes a MEC may also be taxed as distributions from a MEC. This means that a distribution made from a policy that is not a MEC could later become taxable as a distribution from a MEC.

All MECs that are issued by us (or our affiliates) to you during any calendar year are treated as one MEC for purposes of determining the amount includible in your income when a taxable distribution occurs.

INVESTOR CONTROL AND DIVERSIFICATION
In general, owners of variable life insurance policies receive tax deferral while the insured is living. This favorable tax treatment allows you to control the selection of and transfer among the portfolios without paying income tax unless you take money out of the policy. However, in certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the portfolios' assets due to the owners ability to exercise investment control over those assets. Where this is the case, the policy owners were taxed on income and gains attributable to the portfolios' assets.

We believe your policy does not give you investment control over assets of the portfolios. However, there is little guidance in the Code or Treasury Regulations in this area, and some features of the policies, such as the flexibility to allocate premiums among portfolios, have not been explicitly addressed under federal tax law. If such guidance was issued, it could be applied either prospectively or retroactively and subject you to income tax consequences. We reserve the right to modify the policies, such as limiting the number of transfers allowed under the policies, to prevent you from being treated as the owner of the assets supporting the policy.

In addition, the Code requires that the investments of the portfolios meet certain diversification standards set by Treasury Regulations in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the portfolios will satisfy these diversification requirements.

TAX WITHHOLDING
To the extent that the policy distributions are taxable, they are generally subject to withholding at a rate of 10% for the distribution recipient's federal income tax liability. Recipients may generally elect, however, not to have tax withheld or to have withholding done at a different rate.


BUSINESS USE OF POLICY

Businesses may use the policy in various business arrangements, including non-qualified deferred compensation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, and retiree medical benefit plans. The tax consequences of such plans will vary depending on the circumstances of the arrangement. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor.


In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. The IRS and the Treasury Department have also recently issued guidance that substantially affects split-dollar arrangements. Any business considering the purchase of a new policy or a change in an existing policy should consult a tax advisor.


Furthermore, on July 30, 2002, federal corporate governance legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"), was enacted into law. The Act prohibits publicly-traded companies from extending personal loans to their directors and officers. Under the Act, split-dollar life insurance arrangements for directors and officers of such companies may be considered a prohibited loan. It is unclear whether premiums paid in connection with such split-dollar life insurance arrangements will be considered prohibited loans under the Act.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material change to the loan terms and the loan is not renewed after July 30, 2002.
Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Finally, there may also be indirect tax applied in connection with a policy held by a corporation. The federal corporate alternative minimum tax may apply to the gain accumulated in the policy or the proceeds of the policy.

QUALIFIED PLANS
The policy may be used as part of certain tax-qualified and/or employee retirement benefit plans. You may not have to purchase this policy to obtain the tax deferral benefits offered by the retirement plans. There may be other investment vehicles that can be purchased for your retirement plan. However, the policy may have certain features and benefits that make it an appropriate investment for your retirement plan. You should consult a tax advisor before using the policy in a retirement plan.

7.  ACCESS TO YOUR MONEY

You can access money in your policy in the following ways:

   -  by taking loans against your policy value;
   -  by requesting withdrawals after the first policy year;
   -  by taking SMART(R) distributions (beginning after the second policy year);
   -  by surrendering your policy for value;
   - by receiving the surrender value if the insured is alive on the maturity date; or
   - when a death benefit is paid to your beneficiary. See Section 5 - Insurance Benefits.

LOANS

You may take loans in any amount up to 90% (or other maximum required by your state) of your policy cash value by writing to us. Loaned amounts do not participate in the investment performance of the Separate Account, or receive higher interest rate guarantees in the fixed account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy and the death benefit payable under your policy. Unless you tell us differently, we will deduct loan amounts from the portfolios and the fixed account in the same proportion as we take monthly deductions. If this is not possible, we deduct loan amounts on a pro rata basis from the investment options. Your cash surrender value and death benefit will be reduced by the amount of any outstanding loans plus any accrued interest. Once we receive your request, the loan will be effective as of the next close of the NYSE. Loan amounts are not available for withdrawal or surrender.


Loan amounts are credited with interest at a minimum annual effective rate of 4%. Loan amounts are also charged interest. The interest rate charged on new and existing loans is set each policy anniversary, subject to a maximum rate that is the greater of:

   - Moody's Corporate Bond Yield Average for the calendar month that ends two months before your policy anniversary date; or
   -  5%.

The cost of a loan is equal to the difference, if any, between the interest rate we credit and the interest rate we charge on the loan amount. Loans that are credited and charged at the same interest rate have no cost. There is no cost to you on new and existing loans that do not exceed the total investment gain in your policy, less policy charges and existing loan amounts, or on any new or existing loans after the tenth policy year. During the first ten policy years, we call these no-cost loans "preferred". To determine what loan amount is currently available to you on a preferred basis, add the amount of any withdrawals you have taken to your current policy value and then subtract all premiums paid.

The current loan interest rate charged on non-preferred loans under the policy is an annual effective rate of 6%. The annual effective interest rate credited on the loan amount is 4%. This results in an annualized cost to you of 2% for non-preferred loans. Changes in the loan interest rate we charge will never be less than 0.5% up or down. We will notify you in advance of any change in the cost of your loan.

Loan interest is payable in advance on the date of the loan and on each subsequent policy anniversary until the loan is repaid. Loan interest that is not paid on the date due increases your loan amount and is charged loan interest. During the first ten policy years, loans will be reallocated as preferred or non-preferred once a year on the policy anniversary. If the unloaned portion of your policy value experienced gains during the 12-month period prior to your policy anniversary, a greater portion of existing loan amounts may be preferred during the next policy year. If your policy value experienced losses during this period, a greater portion of existing loans may be non-preferred and result in a cost to you if you do not repay the loan.

Loan payments of $50 or more may be made at anytime while the insured is living and the policy is in force. When a loan is outstanding, we consider any money you give us, other than by electronic funds transfer, to be a loan payment unless clearly marked otherwise. Unless you tell us differently, loan payments are allocated to the portfolios and/or the fixed account in accordance with your current premium allocations on file. Non-preferred loans are repaid first. Loan payments are not considered additional premium under the policy.

Loans allow you to access money in your policy at little or no cost and are tax-free, unless your policy is a MEC. See Section 6 - Taxes. However, loans reduce the number of accumulation units in the portfolios and/or the value in the fixed account. Loans increase your risk that:

   - you will not accumulate enough policy value to meet your future financial needs;
   -  your policy will lapse;
   -  the Guaranteed Death Benefit Endorsement will terminate; or
   -  your beneficiary will receive less money.

If a loan is outstanding and your policy lapses, the amount of any unpaid loans will be treated as a distribution and will be taxable to the extent of gain in the policy.

WITHDRAWALS
After the first policy year, you can take money out by writing to us. There is no minimum withdrawal amount. The maximum withdrawal amount is equal to your policy surrender value less policy charges for three months.

Unless you tell us differently, we will take withdrawals from the portfolios and the fixed account in the same proportion as we take monthly deductions or, if this is not possible, on a pro rata basis from the investment options. Once we receive your request, withdrawals from the portfolios will be effective as of the next close of the NYSE.


Unlike many other policies, there is no charge on withdrawals as long as your policy remains in force. However, withdrawals reduce the number of accumulation units in the portfolios and/or the value of the fixed account. For this reason, withdrawals have an effect on your cash surrender value and the death benefit payable under your policy. Withdrawals may also have tax consequences. See
Section 6 - Taxes. Under Option A, withdrawals lower the face amount of your policy dollar for dollar. If you make a withdrawal under Option A, you will receive an endorsement to your policy which will reflect your new face amount. Under Option B, the face amount of your policy is not changed but the death benefit of your policy is decreased dollar for dollar. Withdrawals also increase the risk that:


   - you will not accumulate enough policy value to meet your future financial needs;
   -  your policy will lose its current tax status;
   -  your policy will lapse;
   -  the Guaranteed Death Benefit Endorsement will terminate; or
   -  your beneficiary will receive less money.

We may refuse any withdrawal request that reduces the face amount below the minimum we require for policy issue or that would disqualify the policy as life insurance under tax law.

SMART(R) DISTRIBUTIONS
After the second policy year, you can take money out electronically through systematic withdrawals, loans or a combination of both so that you receive a level stream of income over a period of time you select. The distributions must satisfy applicable requirements for taking withdrawals or loans and may be modified to ensure that insurance coverage remains in force. These distributions have the same risks as random loans and withdrawals. All or some of these distributions may be subject to current tax and tax penalties. See Section 6 - Taxes.

SURRENDER
You may end the insurance coverage under this policy and receive the cash surrender value at any time by sending written instruction and the policy to us while the insured is living. A surrender charge will apply during the first ten policy years. See Section 4 - Expenses. The cash surrender value is equal to the amount in your policy minus any applicable surrender charges or any outstanding loans or loan interest. We will compute the cash surrender value as of the date we receive your written request to surrender and make a lump sum payment to you. We have the right to postpone payment as permitted by law but will not postpone payment for more than six months. The surrender value may be subject to current tax and tax penalties. See Section 6 - Taxes.

MATURITY DATE
The policy matures on the policy anniversary following the insured's 95th birthday. If the insured is alive on the maturity date, the policy terminates and you receive the policy surrender value in a lump sum or, alternatively, in a payment option provided by your policy and that you select. Current taxes may apply. Under some circumstances the maturity date may be extended until the death of the insured. For a discussion of the Extended Maturity Benefit Endorsement, See Section 5 - Insurance Benefits.

MINIMUM VALUE
If the surrender value of your policy (policy value less surrender charges and outstanding loan amounts) is too low to pay the monthly policy charges or loan interest that is due, insurance coverage will end and your policy will lapse without value. For information on policy lapse and reinstatement, see Section 2
- Premiums.

8.  OTHER INFORMATION

SAFECO LIFE

Safeco Life was incorporated as a stock life insurance company under Washington law on January 23, 1957. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York. We are a wholly owned subsidiary of Safeco Corporation which is a holding company whose subsidiaries are primarily engaged in insurance and financial service businesses. On March 15, 2004, Safeco Corporation announced that it has entered into an agreement to sell Safeco Life to Occum Acquisition Corp., a holding company formed by a group of investors led by White Mountains
Insurance Group, Ltd. and Berkshire Hathaway Inc. If customary approvals and regulatory consents are obtained and certain other conditions are met, it is anticipated that the closing will take place in the third quarter of 2004.
This change of ownership will have no effect on your rights as a policyholder.

SEPARATE ACCOUNT

We adopted a Board Resolution to establish Safeco Separate Account SL ("Separate Account") under Washington law on November 6, 1986. The Separate Account holds the assets that underlie policy values invested in the portfolios. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of Safeco Life. However, assets in the Separate Account that are attributable to policies are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Safeco Life. Promises we make in the policy are general obligations of Safeco Life and are not dependent on assets in the Separate Account.


CHANGES TO THE SEPARATE ACCOUNT
Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account, including, among others, the right to:

   - Transfer assets supporting the policies from one subaccount to another or from the Separate Account to another separate account;
   - Combine the Separate Account with other separate accounts, and/or create new separate accounts;
   - Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;
   - Manage the Separate Account under the direction of a committee at any time;
   -  Make any changes required by applicable law or regulation; and
   - Modify the provisions of the policy to reflect changes to the subaccounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law.

We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT

If you put your money into the fixed account, it goes into Safeco Life's general account. The general account is made up of all of Safeco Life's assets other than those attributable to separate accounts. All of the assets of the general account are chargeable with the claims of any of our policy owners as well as our creditors. The general account invests its assets in accordance with state insurance law.


We are not required to register the fixed account or any interests therein with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the fixed account.


DISTRIBUTION (PRINCIPAL UNDERWRITER)

The policies are distributed by Safeco Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable life insurance for Safeco Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI. SSI is an affiliate of Safeco Life and is located at 4854 154th PL NE, Redmond, Washington 98052. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No amounts are retained by SSI for acting as principal underwriter for Safeco Life policies.


The commissions paid to registered representatives on the sale of policies are not more than 90% of premiums paid during the first year or more than 2% during years after the first. In addition, commissions, allowances and bonuses may be paid to registered representatives and/or other distributors of the policies. A bonus dependent upon persistency is one type of bonus that may be paid.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. Safeco Life is engaged in various kinds of litigation. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Safeco Life's ability to meet its obligations under the policy, or on SSI's ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND TRANSFERS, LOANS, WITHDRAWALS, OR SURRENDER

We may be required to suspend or postpone payment of transfers, loans, withdrawals or surrender from the portfolios for any period of time when:

   -  the NYSE is closed (other than customary weekend or holiday closings);
   -  trading on the NYSE is restricted;
   - an emergency exists such that disposal of or determination of the value of the portfolio shares is not reasonably practicable; or
   -  the SEC, by order, so permits for your protection.


Additionally, we reserve the right to defer payment of transfers, loans, withdrawals, or surrender from the fixed account for the period permitted by law, but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or "freeze" your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, or make transfers. We may also be required to provide additional information about you or your policy to government regulators.

REPORTS TO POLICY OWNERS

We send you the following statements and reports:

   - A confirmation for many significant transactions, such as changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, and address changes;
   -  Semi-annual and annual reports of the portfolios; and
   - An annual statement containing the amount of the current death benefit, policy values including surrender value, policy charges deducted, loan amounts including loan interest and premiums paid during the year.

On request, we will send you a current statement in a form similar to that of the annual statement described above. We reserve the right to limit the number of such requests or impose a reasonable charge for additional requests.


AMENDMENTS TO THE POLICY
We reserve the right to amend the policy to meet the requirements of applicable federal or state laws or regulations.

You will be notified in writing of any changes, modifications or waivers.

WEBSITE INFORMATION

You can find more information about the PREMIER Accumulation Life Flexible Premium Variable Life Insurance policy as well as other products and financial services offered by Safeco companies on the Internet at http://www.safeco.com. This website is frequently updated with new information and can help you locate a representative near you. If you already own a PREMIER Accumulation Life policy, you can obtain specific information about your policy and additional online services.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account's most recent registration statement (found on the EDGAR database) and general consumer information.

FINANCIAL STATEMENTS
The financial statements of Safeco Life and Safeco Separate Account SL are included in the Statement of Additional Information.

9.  HYPOTHETICAL ILLUSTRATIONS

HYPOTHETICAL ILLUSTRATIONS OF
DEATH BENEFITS, POLICY ACCOUNT VALUE,
CASH SURRENDER VALUES, AND ACCUMULATED PREMIUMS
The Death Benefit, Policy Account Value and Cash Surrender Value of a policy may change with the investment experience of the portfolios. The following tables show how these amounts might vary over time if the gross annual rate of return on the investments in each portfolio is 0%, 6% or 12%. The Death Benefit, Policy Account Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. Results will also differ from what is shown in the tables depending on premium allocations and actual rates of return and actual expenses for the portfolios you selected.


Daily charges are made against the assets of the sub accounts for assuming mortality and expense risks. The mortality and expense risk charge under the policy is equivalent to an annual effective rate of .70% of the average daily net assets of each sub account in the Separate Account. This rate is guaranteed in the policy and will not increase. The net investment returns in these tables also reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the portfolios in the prior year. In 2003, average expenses were equivalent to an annual effective rate of 0.72% for investment management fees and 0.29% for costs and expenses borne by the portfolios. The effect of these adjustments is that on a 0% gross rate of return, the net rate of return would be -1.71%, on 6% it would be 4.29%, and on 12% it would be 10.29%.


The tables are based on assumptions about investment returns. Actual portfolio expenses may vary from year to year and may be reduced or partially reimbursed under agreements with portfolio advisors. These agreements may be contractual or voluntary. If voluntary, the reimbursement could be discontinued at any time. The following tables are calculated using charges absent any reimbursement or fee waivers. This may result in higher expenses, which in turn adversely affects net investment performance and policy values shown. For more information on reimbursement or fee waivers, see Separate Account SL Fee Table in the prospectus and the prospectuses for the portfolios.


In addition to expense charges, the tables reflect deductions for cost of insurance and the monthly administration charge at both the current rates and the maximum rates guaranteed in the policies. The tables are based on assumptions about policy owner characteristics and are for preferred and standard risk, male non-smokers, age 35. Results would be lower if the insured were in a substandard risk classification or did not qualify for the non-smoker rate. Current tables assume that the monthly administrative charge remains constant at $5.00. Guaranteed tables use the maximum guaranteed monthly administrative charge of $8.00. The tables also assume deduction of premium tax based on 2.1% of premiums. Actual premium tax may be higher or lower depending on your state. The tables assume that planned premium payments are paid at the beginning of each policy year, no loans or withdrawals have been made, and that the policy owner has not requested an increase or decrease in the face amount. The difference between the Policy Account Value and Cash Surrender Value in the first ten years reflects the surrender charge.


Safeco Life does not currently make any charge for federal taxes. If Safeco Life charged for those taxes, it would take a higher gross rate of return to produce net investment returns of 0%, 6% or 12%. These tables show that the cost of surrendering a policy in the early years is relatively high.

The second column of each table shows what would happen if an amount equal to the planned premiums were invested outside of the policy at 5% annualized interest. This assumed rate is neither guaranteed nor a current rate for any particular investment.

INDIVIDUAL ILLUSTRATIONS

You may request a comparable illustration based on the proposed insured's age, sex, smoking classification and underwriting classification for a requested face amount of insurance and planned premiums by contacting us at Safeco Life Insurance Company, 5069 154th Place NE, Redmond, WA 98052-9669 or by telephone at 1-800-472-3326. An individual illustration is also provided for any policy you may purchase. ILLUSTRATIONS FOR POLICY PURCHASES AFTER APRIL 30, 2004 WILL INCLUDE THE AVERAGE ANNUAL EXPENSES AND FEES FOR ONLY THE PORTFOLIOS AVAILABLE AFTER THIS DATE.

                             VARIABLE UNIVERSAL LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER


Initial Face Amount:                 $    250,000
Death Benefit Option:                           A
Death Benefits Payable to Age:                 95
Annual Planned Premium:(1)           $   3,000.00
Issue Age:                                     35
Premiums Payable to Age:                       95


                       RESULTS ASSUMING CURRENT CHARGES(2)
            Assuming Hypothetical Gross Annual Investment Return of:


END OF     ACCUM              POLICY       CASH                POLICY      CASH                   POLICY       CASH
POLICY    PREMIUM    DEATH    ACCOUNT    SURRENDER    DEATH    ACCOUNT   SURRENDER     DEATH      ACCOUNT    SURRENDER
 YEAR    (5% INT)   BENEFIT    VALUE       VALUE     BENEFIT    VALUE      VALUE      BENEFIT      VALUE       VALUE

                                0.00%                            6.00%                             12.00%
                    ------------------------------   -----------------------------   ---------------------------------
   1        3,150   250,000     2,162      1,350     250,000     2,314      1,503      250,000       2,472       1,661
   2        6,458   250,000     4,507      3,426     250,000     4,956      3,875      250,000       5,435       4,353
   3        9,930   250,000     6,788      5,500     250,000     7,687      6,398      250,000       8,678       7,389
   4       13,577   250,000     9,000      7,712     250,000    10,505      9,216      250,000      12,225      10,936
   5       17,406   250,000    11,153      9,865     250,000    13,424     12,135      250,000      16,119      14,830
   6       21,426   250,000    13,274     11,986     250,000    16,475     15,186      250,000      20,423      19,134
   7       25,647   250,000    15,361     14,330     250,000    19,661     18,630      250,000      25,177      24,146
   8       30,080   250,000    17,419     16,645     250,000    22,994     22,220      250,000      30,435      29,661
   9       34,734   250,000    19,451     18,936     250,000    26,482     25,967      250,000      36,252      35,736
  10       39,620   250,000    21,456     21,199     250,000    30,131     29,873      250,000      42,684      42,426
  11       44,751   250,000    23,404     23,404     250,000    33,918     33,918      250,000      49,767      49,767
  12       50,139   250,000    25,286     25,286     250,000    37,840     37,840      250,000      57,562      57,562
  13       55,796   250,000    27,103     27,103     250,000    41,904     41,904      250,000      66,148      66,148
  14       61,736   250,000    28,854     28,854     250,000    46,116     46,116      250,000      75,607      75,607
  15       67,972   250,000    30,539     30,539     250,000    50,482     50,482      250,000      86,035      86,035
  16       74,521   250,000    32,153     32,153     250,000    55,004     55,004      250,000      97,535      97,535
  17       81,397   250,000    33,683     33,683     250,000    59,680     59,680      250,000     110,214     110,214
  18       88,617   250,000    35,120     35,120     250,000    64,509     64,509      250,000     124,200     124,200
  19       96,198   250,000    36,463     36,463     250,000    69,497     69,497      250,000     139,639     139,639
  20      104,158   250,000    37,705     37,705     250,000    74,650     74,650      250,000     156,695     156,695
Age 75    402,695   250,000     5,880      5,880     250,000   235,361    235,361    1,423,671   1,355,877   1,355,877


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                      MALE
                              PREFERRED NON-SMOKER


Initial Face Amount:                 $    250,000
Death Benefit Option:                           A
Death Benefits Payable to Age:                 95
Annual Planned Premium:(1)           $   3,000.00
Issue Age:                                     35
Premiums Payable to Age:                       95


                     RESULTS ASSUMING GUARANTEED CHARGES(2)
            Assuming Hypothetical Gross Annual Investment Return of:


END OF     ACCUM              POLICY       CASH                POLICY      CASH                   POLICY       CASH
POLICY    PREMIUM    DEATH    ACCOUNT    SURRENDER    DEATH    ACCOUNT   SURRENDER     DEATH      ACCOUNT    SURRENDER
 YEAR    (5% INT)   BENEFIT    VALUE       VALUE     BENEFIT    VALUE      VALUE      BENEFIT      VALUE       VALUE

                                0.00%                            6.00%                             12.00%
                    ------------------------------   -----------------------------   ---------------------------------
   1        3,150   250,000     2,126      1,315     250,000     2,277      1,466      250,000       2,434       1,623
   2        6,458   250,000     4,436      3,355     250,000     4,881      3,800      250,000       5,355       4,273
   3        9,930   250,000     6,683      5,394     250,000     7,571      6,283      250,000       8,551       7,262
   4       13,577   250,000     8,861      7,572     250,000    10,347      9,059      250,000      12,047      10,759
   5       17,406   250,000    10,974      9,686     250,000    13,217     11,928      250,000      15,878      14,590
   6       21,426   250,000    13,015     11,726     250,000    16,172     14,884      250,000      20,069      18,780
   7       25,647   250,000    14,983     13,952     250,000    19,220     18,189      250,000      24,659      23,628
   8       30,080   250,000    16,880     16,107     250,000    22,364     21,591      250,000      29,693      28,919
   9       34,734   250,000    18,704     18,189     250,000    25,605     25,090      250,000      35,213      34,697
  10       39,620   250,000    20,451     20,193     250,000    28,944     28,686      250,000      41,268      41,010
  11       44,751   250,000    22,110     22,110     250,000    32,375     32,375      250,000      47,908      47,908
  12       50,139   250,000    23,688     23,688     250,000    35,908     35,908      250,000      55,201      55,201
  13       55,796   250,000    25,178     25,178     250,000    39,541     39,541      250,000      63,215      63,215
  14       61,736   250,000    26,571     26,571     250,000    43,272     43,272      250,000      72,023      72,023
  15       67,972   250,000    27,868     27,868     250,000    47,104     47,104      250,000      81,714      81,714
  16       74,521   250,000    29,056     29,056     250,000    51,034     51,034      250,000      92,381      92,381
  17       81,397   250,000    30,129     30,129     250,000    55,060     55,060      250,000     104,131     104,131
  18       88,617   250,000    31,072     31,072     250,000    59,177     59,177      250,000     117,085     117,085
  19       96,198   250,000    31,871     31,871     250,000    63,376     63,376      250,000     131,377     131,377
  20      104,158   250,000    32,511     32,511     250,000    67,654     67,654      250,000     147,166     147,166
Age 75    402,695     -0-        -0-       -0-       250,000   165,416    165,416    1,303,121   1,241,068   1,241,068


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                      MALE
                               STANDARD NON-SMOKER


Initial Face Amount:                 $    250,000
Death Benefit Option:                           A
Death Benefits Payable to Age:                 95
Annual Planned Premium:(1)           $   3,000.00
Issue Age:                                     35
Premiums Payable to Age:                       95


                       RESULTS ASSUMING CURRENT CHARGES(2)
            Assuming Hypothetical Gross Annual Investment Return of:


END OF     ACCUM              POLICY       CASH                POLICY      CASH                   POLICY       CASH
POLICY    PREMIUM    DEATH    ACCOUNT    SURRENDER    DEATH    ACCOUNT   SURRENDER     DEATH      ACCOUNT    SURRENDER
 YEAR    (5% INT)   BENEFIT    VALUE       VALUE     BENEFIT    VALUE      VALUE      BENEFIT      VALUE       VALUE

                                0.00%                            6.00%                             12.00%
                    ------------------------------   -----------------------------   ---------------------------------
   1        3,150   250,000     2,162      1,350     250,000     2,314      1,503      250,000       2,472       1,661
   2        6,458   250,000     4,507      3,426     250,000     4,956      3,875      250,000       5,435       4,353
   3        9,930   250,000     6,788      5,500     250,000     7,687      6,398      250,000       8,678       7,389
   4       13,577   250,000     9,000      7,712     250,000    10,505      9,216      250,000      12,225      10,936
   5       17,406   250,000    11,148      9,859     250,000    13,418     12,130      250,000      16,113      14,824
   6       21,426   250,000    13,241     11,952     250,000    16,440     15,151      250,000      20,387      19,098
   7       25,647   250,000    15,302     14,271     250,000    19,599     18,568      250,000      25,112      24,081
   8       30,080   250,000    17,339     16,566     250,000    22,907     22,133      250,000      30,340      29,567
   9       34,734   250,000    19,348     18,833     250,000    26,367     25,851      250,000      36,123      35,607
  10       39,620   250,000    21,333     21,076     250,000    29,989     29,731      250,000      42,520      42,262
  11       44,751   250,000    23,262     23,262     250,000    33,748     33,748      250,000      49,565      49,565
  12       50,139   250,000    25,111     25,111     250,000    37,628     37,628      250,000      57,307      57,307
  13       55,796   250,000    26,864     26,864     250,000    41,618     41,618      250,000      65,806      65,806
  14       61,736   250,000    28,537     28,537     250,000    45,739     45,739      250,000      75,160      75,160
  15       67,972   250,000    30,140     30,140     250,000    50,006     50,006      250,000      85,469      85,469
  16       74,521   250,000    31,677     31,677     250,000    54,429     54,429      250,000      96,845      96,845
  17       81,397   250,000    33,123     33,123     250,000    58,995     58,995      250,000     109,385     109,385
  18       88,617   250,000    34,476     34,476     250,000    63,709     63,709      250,000     123,221     123,221
  19       96,198   250,000    35,735     35,735     250,000    68,579     68,579      250,000     138,501     138,501
  20      104,158   250,000    36,890     36,890     250,000    73,604     73,604      250,000     155,386     155,386
Age 75    402,695   250,000                          250,000   227,122    227,122    1,407,657   1,340,626   1,340,626


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE

                               STANDARD NON-SMOKER


Initial Face Amount:                 $    250,000
Death Benefit Option:                           A
Death Benefits Payable to Age:                 95
Annual Planned Premium:(1)           $   3,000.00
Issue Age:                                     35
Premiums Payable to Age:                       95


                     RESULTS ASSUMING GUARANTEED CHARGES(2)
            ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF:


END OF     ACCUM              POLICY       CASH                POLICY      CASH                   POLICY       CASH
POLICY    PREMIUM    DEATH    ACCOUNT    SURRENDER    DEATH    ACCOUNT   SURRENDER     DEATH      ACCOUNT    SURRENDER
 YEAR    (5% INT)   BENEFIT    VALUE       VALUE     BENEFIT    VALUE      VALUE      BENEFIT      VALUE       VALUE

                                0.00%                            6.00%                             12.00%
                    ------------------------------   -----------------------------   ---------------------------------
   1        3,150   250,000     2,126      1,315     250,000     2,277      1,466      250,000       2,434       1,623
   2        6,458   250,000     4,436      3,355     250,000     4,881      3,800      250,000       5,355       4,273
   3        9,930   250,000     6,683      5,394     250,000     7,571      6,283      250,000       8,551       7,262
   4       13,577   250,000     8,861      7,572     250,000    10,347      9,059      250,000      12,047      10,759
   5       17,406   250,000    10,974      9,686     250,000    13,217     11,928      250,000      15,878      14,590
   6       21,426   250,000    13,015     11,726     250,000    16,172     14,884      250,000      20,069      18,780
   7       25,647   250,000    14,983     13,952     250,000    19,220     18,189      250,000      24,659      23,628
   8       30,080   250,000    16,880     16,107     250,000    22,364     21,591      250,000      29,693      28,919
   9       34,734   250,000    18,704     18,189     250,000    25,605     25,090      250,000      35,213      34,697
  10       39,620   250,000    20,451     20,193     250,000    28,944     28,686      250,000      41,268      41,010
  11       44,751   250,000    22,110     22,110     250,000    32,375     32,375      250,000      47,908      47,908
  12       50,139   250,000    23,688     23,688     250,000    35,908     35,908      250,000      55,201      55,201
  13       55,796   250,000    25,178     25,178     250,000    39,541     39,541      250,000      63,215      63,215
  14       61,736   250,000    26,571     26,571     250,000    43,272     43,272      250,000      72,023      72,023
  15       67,972   250,000    27,868     27,868     250,000    47,104     47,104      250,000      81,714      81,714
  16       74,521   250,000    29,056     29,056     250,000    51,034     51,034      250,000      92,381      92,381
  17       81,397   250,000    30,129     30,129     250,000    55,060     55,060      250,000     104,131     104,131
  18       88,617   250,000    31,072     31,072     250,000    59,177     59,177      250,000     117,085     117,085
  19       96,198   250,000    31,871     31,871     250,000    63,376     63,376      250,000     131,377     131,377
  20      104,158   250,000    32,511     32,511     250,000    67,654     67,654      250,000     147,166     147,166
Age 75    402,695     -0-       -0-        -0-       250,000   165,416    165,416    1,303,121   1,241,068   1,241,068


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about Safeco Separate Account SL. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.


You can get a free copy of the SAI, a personalized illustration or discuss your questions about your policy by contacting us at:


     Safeco Life Insurance Company
     5069 154th Place NE
     Redmond, WA 98052-9669
     1-800-4Safeco
     1-800-472-3326


You can also download an electronic version of this prospectus at http://www.safeco.com.

You can review and copy the SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-202-942-8090 or 1-800-SEC-0330. Reports and other information about the policy and the portfolios are also available on the EDGAR database available on the SEC's Web site at http://www.sec.gov. You can also get copies, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street NW, Washington, DC 20549-0102.



Investment Company Act File No. 811-04909

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                          PREMIER ACCUMULATION LIFE(R)
                       STATEMENT OF ADDITIONAL INFORMATION

           INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                    ISSUED BY
                           SAFECO SEPARATE ACCOUNT SL
                                       AND
                          SAFECO LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Individual Flexible Premium Variable Life Insurance Policy. Terms used in the current prospectus for the policy are incorporated in this Statement.

The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus, call 1-800-4Safeco or write to Safeco Life Insurance Company, P.O. Box 34690, Seattle, Washington 98124-1690.


This Statement of Additional Information and the prospectus are both dated April 30, 2004.


                                TABLE OF CONTENTS


SAFECO SEPARATE ACCOUNT SL                                                     2
AUDITORS                                                                       2
DISTRIBUTION                                                                   2
  Reduction or Elimination of Policy Charges or Additional Amounts Credited    3
  Underwriting                                                                 3
  Misstatement of Age or Sex                                                   3
  Safeco Life's Right to Contest                                               3
  Advertising                                                                  3
  Increases in Face Amount                                                     4
PERFORMANCE DATA                                                               4
  Total Return                                                                 4
  Definitions:                                                                 4
  Performance Comparison                                                       5
  Tax Comparison                                                               5
FEDERAL TAX STATUS                                                             5
  Our Income Taxes                                                             5
FINANCIAL STATEMENTS                                                           6
ILLUSTRATIONS OF VARIATION IN DEATH BENEFIT, POLICY ACCOUNT AND CASH
SURRENDER VALUES IN RELATION TO THE FUNDS' INVESTMENT EXPERIENCE               7

                           SAFECO SEPARATE ACCOUNT SL


Safeco Life Insurance Company ("the Company", "we", and "us"), is a wholly owned subsidiary of Safeco Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses. Safeco Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957. On March 15, 2004, Safeco Corporation announced that it has entered into an agreement to sell the Company to Occum Acquisition Corp., a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc. If customary approvals and regulatory consents are obtained and certain other conditions are met, it is anticipated that the closing will take place in the third quarter of 2004.


We established Safeco Separate Account SL ("the Separate Account") on November 6, 1986, to hold assets that underlie policy values invested in the portfolios. The Separate Account meets the definition of "separate account" under Washington State law and under the federal securities laws. It is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. The Separate Account invests in the underlying portfolios that are offered under the policy. Each portfolio is a part of a series of portfolios designed for use in variable annuity and variable life insurance products, but not all portfolios may be available under the policies described herein. We maintain records of all Separate Account purchases and redemptions of the shares of the portfolios. We do not guarantee the investment performance of the Separate Account, its assets, or the portfolios. Policy values allocated to the Separate Account will vary with the value of the shares of the underlying portfolios, and are also reduced by expenses and transaction charges assessed under the policies.

Accumulation units will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The policy owner bears the entire investment risk. There can be no assurance that the aggregate value in the policy will equal or exceed the purchase payments made under a policy for the reasons described above.

                                     AUDITORS


The financial statements of Safeco Separate Account SL at December 31, 2003, and for each of the two years or periods in the period then ended and the financial statements of Safeco Life Insurance Company and Subsidiaries at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, appearing in this Statement of Additional Information and registration statement, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon, appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.

Actuarial matters included in the prospectus and this Statement of Additional Information, have been approved by Jon David Parker of Safeco Life Insurance Company, and are included in reliance upon his opinion as to their reasonableness as stated in his opinion filed as an exhibit to the Registration Statement.


                                  DISTRIBUTION


Safeco Securities, Inc. (SSI), an affiliate of the Company, acts as the principal underwriter for the policies. SSI is located at 4854 154th Place NE, Redmond, WA 98052. The policies issued by the Separate Account are offered on a continuous basis. SSI is a wholly-owned subsidiary and affiliate of Safeco. For the years ended 2001, 2002 and 2003, SSI received $2,118,360, $1,456,477 and
$725,031 in commissions for the distribution of the policies of which no payments were retained. These figures include the combined amount of all commissions paid from the product funded by the Separate Account whether allocated to the general account of the Depositor or the Separate Account.


The commissions paid to registered representatives on the sale of policies are not more than 90% of the Guaranteed Death Benefit premiums and 3% on premiums in excess of the Guaranteed Death Benefit paid during the first year nor more than 2% during years two through six. In addition, commissions, allowances and bonuses may be paid to registered representatives and/or other distributors of the policies. A bonus dependent upon persistency is one type of bonus that may be paid. Compensation arrangements may vary among broker dealers. We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the policy other than those described in this prospectus.


REDUCTION OR ELIMINATION OF POLICY CHARGES OR ADDITIONAL AMOUNTS CREDITED

Under some circumstances, we may expect to experience lower costs or higher revenues associated with issuing and administering certain policies. For example, sales expenses are expected to be less when policies are sold to a large group of individuals. Under such circumstances, we may pass a portion of these anticipated savings on to you by reducing or eliminating certain policy charges (including the surrender charge) or crediting additional fixed account interest. Any reduction or elimination of certain policy charges will be determined by us after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of policies with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per policy sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with us. Per policy sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the policies with fewer sales contacts.

4. There may be other circumstances, of which we are not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the monthly administration charge.

We may also take such action in connection with policies sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.



UNDERWRITING
Safeco Life gathers certain information about an applicant's gender, age, health, occupation, avocation and other factors that impact mortality risk. That information is gathered through use of applications, medical examinations, personal interviews and other authorized methods to determine the appropriate risk classification. Safeco Life uses the 1980 Commissioner's Standard Ordinary Mortality table to determine the cost of insurance for each insured.

MISSTATEMENT OF AGE OR SEX
If the age or sex of the insured has been incorrectly stated, the death benefit and any benefits provided by riders will be adjusted to reflect the death benefit that would have been purchased at the correct age or sex using the cost of insurance rate in effect when the policy was issued.

SAFECO LIFE'S RIGHT TO CONTEST
Safeco Life cannot contest the validity of the policy, except in the case of fraud, after it has been in effect during the insured's lifetime for two years from the policy date or, with regard to an increase in insurance coverage, two years from the effective date of that increase. If the policy is reinstated, the two-year period is measured from the date of reinstatement. If the insured commits suicide within two years of the policy date, or such period as specified in state law, the benefit is limited to a return of premiums adjusted for loans, withdrawals, and investment experience, gain or loss, in the portfolios.

ADVERTISING
Safeco Life is ranked and rated by independent financial rating services, including Moody's, Standard and Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Safeco Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. From time to time we may advertise the rating of Safeco Life and may include a comparison of currently taxable and tax deferred investments, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

INCREASES IN FACE AMOUNT
FACE AMOUNT. The face amount is comprised of coverage segments for the original face amount and each subsequent increase in face amount. Under the level death benefit option, any excess of the total death benefit over the face amount is considered to be part of the original coverage segment. Each coverage segment has unique cost of insurance rates that vary based upon the insured's age and risk classification at the time the segment is added, the insured's gender, and the policy's duration at the time the segment is added. The coverage segments may be reduced due to requested reductions in face amount or withdrawals. Such reductions are first applied to the most recent coverage segment and, if the reduction exceeds the amount of that segment, the balance is applied to the next most recent segment(s).

MONTHLY COST OF INSURANCE CHARGE. Policy values are allocated to coverage segments, up to the amount of the coverage segment, in the order that the segments were added to the policy. The net amount at risk of a coverage segment is determined by subtracting the policy value allocated to the segment from the face amount of the segment. The monthly cost of insurance charge for each coverage segment is the cost of insurance rate for that segment multiplied by the net amount at risk of that segment. The monthly cost of insurance charge for the policy is the sum of the monthly cost of insurance charges for each coverage segment of the policy. On each monthly anniversary, the policy value is re-allocated to the coverage segments in the manner described above.


                                PERFORMANCE DATA


TOTAL RETURN
Total return figures which appear in advertisements and sales literature (including on our website) will be calculated in several manners. "STANDARDIZED" total returns include deduction of the monthly administration charge. "NON-STANDARDIZED" total returns do not include deduction of the monthly administration charge. The non-standardized method will cause the performance of the portfolios to appear higher than performance calculated using the standardized method.

Both standardized and non-standardized returns are updated on our website on a regular basis. Standardized returns are updated quarterly, and non-standardized returns are updated monthly. Both updates are based on data through the last business day of the month. Both methods reflect all aspects of a portfolio's return, including the automatic reinvestment by the portfolio of all dividend and capital gains distributions and the deduction of all applicable charges to the portfolio, including the mortality and expense risk charge, investment management fees and other portfolio expenses.

The total return calculations do not include deductions for the cost of insurance (including deductions for any applicable riders), applicable surrender charges, and premium taxes. If the total return calculations included these deductions, performance of the portfolios would be lower.

For STANDARDIZED returns, we present returns for 1 year, 5 years, and 10 years (up to the portfolio's availability through the Separate Account), and inception-to-date, i.e., from the date the portfolio became part of the separate account. All returns are annualized, i.e., presented as AVERAGE ANNUAL TOTAL RETURNS (defined below).

For NON-STANDARDIZED returns, we present year-to-date total return (defined below), average annual total return for 1, 3, 5, 7, and 10 years (up to the life of the portfolio), and cumulative total returns over the life of the portfolio (defined below).

DEFINITIONS:
1. "AVERAGE ANNUAL TOTAL RETURN" or "ANNUALIZED TOTAL RETURN" is the annual percentage change in the unit value of a hypothetical investment in a portfolio over a stated period of time. It is calculated by determining the growth or decline in value of a hypothetical investment in the portfolio over certain periods, including inception-to-date, 1 year, 3 years, 5 years, 7 years, and 10 years (up to the portfolio's availability through the Separate Account), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the portfolio's experience is not constant over time, but changes from year to year and that the average annual returns represent averaged figures as opposed to the year-to-year performance of a portfolio. Average annual returns are calculated pursuant to the following formula:


                        P (1 + T)(TO THE POWER OF n) = ERV
where:
P   = a hypothetical initial payment of $1,000;
T   = the average annual total return;
n   = the number of years; and
ERV = the withdrawal value at the end of the time period used.

2. "YEAR-TO-DATE TOTAL RETURN" is the total percentage change in the unit value of a hypothetical investment in a portfolio from the most recent year-end to the end of the period. It is calculated by determining the growth or decline in the hypothetical unit value of the fund at the start of the period to the end of the period.

     Year-to-Date Total Return (%) = ((unit value at end of period) / (unit value at most recent year end) -1) * 100%

3. "CUMULATIVE TOTAL RETURN, LIFE OF PORTFOLIO" is the total percentage change in the unit value of a hypothetical investment in a portfolio from the establishment of the portfolio to the end of the period. ("Establishment" is the first date the investment company established the portfolio, regardless of whether the portfolio was available as a portfolio option through the separate account at that time.) Cumulative total returns are not averaged.

     Cumulative total return, Life of Portfolio (%) =
     ((unit value at end of the period) / (unit value at establishment of portfolio) -1) * 100%

From time to time, additional quotations of total return based on the historical performance of the portfolios may also be presented.

PERFORMANCE COMPARISON
The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values. Performance information for a portfolio may be compared, in reports and advertising, to: (i) Standard & Poor's Stock Index, Standard & Poor's High-Grade Corporate Bond Index, Lehman Brothers Long Term Quality Government/Corporate Bond Index, Dow Jones Industrial Averages, Donahue Money Market Institutional Averages, or other unmanaged indexes generally regarded as representative of the securities markets; (ii) other investment products tracked by Lipper, Inc. or Morningstar, Inc., which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives and assets; and (iii) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for mortality and expense charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Total returns and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising also may contain other information, including the ranking of any portfolio derived from rankings of variable universal life separate accounts or other investment products tracked by Lipper, Inc. or by rating services, companies, publications, or other persons which rank separate accounts or other investment products on overall performance or other criteria.





TAX COMPARISON
Reports and advertising also may show the effect of tax deferred compounding on investment returns, or returns in general, illustrated by graphs, charts, or otherwise, which may include a comparison, at various points in time, of the return from an investment in a contract (giving effect to all fees and charges), or returns in general, on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and which will disclose the tax characteristics of the investments shown, including the impact of withdrawals and surrenders.



                               FEDERAL TAX STATUS

OUR INCOME TAXES
Under current Federal income tax law, we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for Federal income taxes. We reserve the right to charge the Separate Account for any future Federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

                              FINANCIAL STATEMENTS

The Audited Consolidated Financial Statements of Safeco Life Insurance Company and Subsidiaries included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contract. They should not be considered as bearing upon the investment experience of the Separate Account or its portfolios.

ILLUSTRATIONS OF VARIATION IN DEATH BENEFIT, POLICY ACCOUNT AND CASH SURRENDER VALUES IN RELATION TO THE FUNDS' INVESTMENT EXPERIENCE


In order to demonstrate how actual investment experience of the Funds affected the Death Benefits, Policy Account and Cash Surrender Values (policy benefits) of a policy, the following hypothetical illustrations were developed and are based upon the actual experience of the portfolios of the Funds. These illustrations are provided starting at the beginning of the calendar year following the fund inception date. For example, assume that the Separate Account acquired an interest in a fund on May 1, 1994, the illustrations shown for that fund would begin on January 1, 1995.

These tables illustrate cost of insurance and expense charges (policy cost factors) at both the current rates and the maximum rates guaranteed in the policies. The amounts shown at the end of each Policy Year reflect a daily charge against the portfolios. This charge includes a .70% charge against the Separate Account for mortality and expense risks, the effect on each portfolio's actual investment experience of the investment management fees and direct operating expenses. These tables also assume deduction of a premium tax rate based on 2.1% of premiums. The tables are for preferred risk male non-smoker age
35. Planned premium payments are assumed to be paid at the beginning of each Policy Year. You may request a comparable illustration based on the proposed insured's age, sex, smoking classification and underwriting classification for a requested face amount of insurance and planned premiums by contacting us at Safeco Life Insurance Company, 5069 154th Place NE, Redmond, WA 98052-9669 or by telephone at 1-800-472-3326.


                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER


                  Initial Face Amount:                $  250,000   Annual Planned Premium: (1)    $  3,000.00
                  Death Benefit Option:                        A   Issue Age:                              35
                  Death Benefits Payable to Age:              95   Premiums Payable to Age:                95


                            SAFECO RST BOND PORTFOLIO


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1988          250,000       2,370       1,559     250,000      2,333       1,521
        1989          250,000       5,334       4,253     250,000      5,255       4,173
        1990          250,000       8,214       6,925     250,000      8,092       6,803
        1991          250,000      12,028      10,740     250,000     11,852      10,564
        1992          250,000      15,285      13,996     250,000     15,055      13,766
        1993          250,000      19,406      18,117     250,000     19,065      17,776
        1994          250,000      20,977      19,946     250,000     20,529      19,498
        1995          250,000      27,387      26,614     250,000     26,683      25,910
        1996          250,000      29,741      29,225     250,000     28,826      28,311
        1997          250,000      34,673      34,416     250,000     33,414      33,156
        1998          250,000      40,150      40,150     250,000     38,482      38,482
        1999          250,000      40,548      40,548     250,000     38,655      38,655
        2000          250,000      47,649      47,649     250,000     45,193      45,193
        2001          250,000      53,256      53,256     250,000     50,265      50,265
        2002          250,000      59,493      59,493     250,000     55,888      55,888
        2003          250,000      63,362      63,362     250,000     59,237      59,237


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

                  Initial Face Amount:                $  250,000   Annual Planned Premium: (1)    $  3,000.00
                  Death Benefit Option:                        A   Issue Age:                              35
                  Death Benefits Payable to Age:              95   Premiums Payable to Age:                95



                        SAFECO RST CORE EQUITY PORTFOLIO



       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1988          250,000       2,852       2,041     250,000      2,811       2,000
        1989          250,000       6,737       5,656     250,000      6,645       5,564
        1990          250,000       8,595       7,307     250,000      8,473       7,184
        1991          250,000      13,900      12,612     250,000     13,705      12,416
        1992          250,000      17,476      16,187     250,000     17,222      15,934
        1993          250,000      25,296      24,008     250,000     24,880      23,591
        1994          250,000      29,974      28,943     250,000     29,399      28,368
        1995          250,000      41,444      40,671     250,000     40,528      39,755
        1996          250,000      54,445      53,929     250,000     53,086      52,570
        1997          250,000      71,669      71,411     250,000     69,694      69,436
        1998          250,000      92,037      92,037     250,000     89,313      89,313
        1999          250,000     102,645     102,645     250,000     99,436      99,436
        2000          250,000      93,112      93,112     250,000     90,024      90,024
        2001          250,000      85,951      85,951     250,000     82,887      82,887
        2002          250,000      64,914      64,914     250,000     62,360      62,360
        2003          250,000      83,376      83,376     250,000     79,767      79,767


                    SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1994          250,000       2,494       1,683     250,000      2,456       1,645
        1995          250,000       7,000       5,919     250,000      6,903       5,822
        1996          250,000      12,426      11,138     250,000     12,257      10,968
        1997          250,000      21,641      20,352     250,000     21,350      20,061
        1998          250,000      24,294      23,006     250,000     23,958      22,669
        1999          250,000      28,003      26,714     250,000     27,566      26,277
        2000          250,000      28,306      27,275     250,000     27,784      26,753
        2001          250,000      36,383      35,609     250,000     35,589      34,816
        2002          250,000      23,920      23,405     250,000     23,264      22,749
        2003          250,000      37,479      37,222     250,000     36,227      35,969



(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

                  Initial Face Amount:                $  250,000   Annual Planned Premium: (1)    $  3,000.00
                  Death Benefit Option:                        A   Issue Age:                              35
                  Death Benefits Payable to Age:              95   Premiums Payable to Age:                95



                       SAFECO RST MULTI-CAP CORE PORTFOLIO



       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1994          250,000       2,283       1,472     250,000      2,247       1,435
        1995          250,000       5,047       3,966     250,000      4,971       3,890
        1996          250,000       8,355       7,067     250,000      8,231       6,943
        1997          250,000      14,178      12,890     250,000     13,974      12,685
        1998          250,000      16,913      15,624     250,000     16,661      15,372
        1999          250,000      29,779      28,490     250,000     29,287      27,998
        2000          250,000      27,142      26,111     250,000     26,617      25,586
        2001          250,000      26,179      25,405     250,000     25,561      24,787
        2002          250,000      21,498      20,982     250,000     20,846      20,330
        2003          250,000      34,636      34,379     250,000     33,366      33,108



                      SAFECO RST SMALL-CAP VALUE PORTFOLIO



       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1998          250,000       1,690         879     250,000      1,658         847
        1999          250,000       4,759       3,678     250,000      4,684       3,602
        2000          250,000       6,672       5,383     250,000      6,567       5,278
        2001          250,000      10,943       9,655     250,000     10,777       9,488
        2002          250,000      12,594      11,305     250,000     12,395      11,106
        2003          250,000      21,333      20,044     250,000     20,949      19,660


                 AIM V.I. AGGRESSIVE GROWTH FUND SERIES I SHARES


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1999          250,000       3,331      2,520      250,000      3,287       2,476
        2000          250,000       5,879      4,798      250,000      5,798       4,717
        2001          250,000       6,024      4,735      250,000      5,933       4,645
        2002          250,000       6,393      5,104      250,000      6,292       5,003
        2003          250,000      11,073      9,784      250,000     10,898       9,609



(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

                  Initial Face Amount:                $  250,000   Annual Planned Premium: (1)    $  3,000.00
                  Death Benefit Option:                        A   Issue Age:                              35
                  Death Benefits Payable to Age:              95   Premiums Payable to Age:                95


                      AIM V.I. GROWTH FUND SERIES I SHARES


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1994          250,000       2,129       1,318      250,000      2,093      1,282
        1995          250,000       6,190       5,108      250,000      6,100      5,018
        1996          250,000      10,119       8,830      250,000      9,974      8,685
        1997          250,000      15,812      14,523     250,000     15,588      14,300
        1998          250,000      24,208      22,919     250,000     23,863      22,574
        1999          250,000      35,719      34,430     250,000     35,160      33,871
        2000          250,000      30,060      29,029     250,000     29,515      28,484
        2001          250,000      21,220      20,447     250,000     20,731      19,958
        2002          250,000      16,103      15,588     250,000     15,588      15,072
        2003          250,000      24,177      23,919     250,000     23,187      22,930


              AIM V.I. CAPITAL DEVELOPMENT FUND - SERIES II SHARES


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        2002          250,000      1,650         839      250,000     1,619         807
        2003          250,000      5,564       4,483      250,000     5,480       4,398


              AIM V.I. INTERNATIONAL GROWTH FUND - SERIES II SHARES


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        2002          250,000      1,791         980      250,000     1,758         947
        2003          250,000      5,477       4,396      250,000     5,394       4,313



                            AIM V.I. REAL ESTATE FUND
               Formerly INVESCO VIF - Real Estate Opportunity Fund



       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1999          250,000       2,201       1,389     250,000      2,165       1,353
        2000          250,000       5,999       4,918     250,000      5,912       4,830
        2001          250,000       8,283       6,995     250,000      8,161       6,873
        2002          250,000      11,280       9,991     250,000     11,113       9,825
        2003          250,000      18,916      17,627     250,000     18,636      17,347



(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

                  Initial Face Amount:                $  250,000   Annual Planned Premium: (1)    $  3,000.00
                  Death Benefit Option:                        A   Issue Age:                              35
                  Death Benefits Payable to Age:              95   Premiums Payable to Age:                95


                      AMERICAN CENTURY VP ULTRA(R) CLASS II

       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED
                                                                CHARGES
        2003          250,000      2,829       2,017      250,000     2,788       1,977



                        AMERICAN CENTURY VP INTERNATIONAL



       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1995          250,000       2,501       1,690     250,000      2,463       1,652
        1996          250,000       5,639       4,558     250,000      5,557       4,475
        1997          250,000       9,625       8,336     250,000      9,487       8,198
        1998          250,000      14,213      12,924     250,000     14,011      12,722
        1999          250,000      27,205      25,916     250,000     26,820      25,532
        2000          250,000      24,401      23,112     250,000     24,009      22,720
        2001          250,000      18,760      17,729     250,000     18,383      17,352
        2002          250,000      16,658      15,885     250,000     16,213      15,439
        2003          250,000      23,605      23,089     250,000     22,808      22,292



                          AMERICAN CENTURY VP BALANCED



       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1992          250,000       2,039       1,228     250,000      2,005       1,193
        1993          250,000       4,799       3,717     250,000      4,724       3,643
        1994          250,000       7,200       5,912     250,000      7,090       5,801
        1995          250,000      11,578      10,289     250,000     11,405      10,116
        1996          250,000      15,566      14,277     250,000     15,328      14,040
        1997          250,000      20,905      19,617     250,000     20,538      19,249
        1998          250,000      26,837      25,806     250,000     26,284      25,253
        1999          250,000      31,978      31,204     250,000     31,204      30,430
        2000          250,000      33,235      32,720     250,000     32,281      31,766
        2001          250,000      34,136      33,879     250,000     32,968      32,710
        2002          250,000      32,779      32,779     250,000     31,450      31,450
        2003          250,000      41,737      41,737     250,000     39,816      39,816



(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

                  Initial Face Amount:                $  250,000   Annual Planned Premium: (1)    $  3,000.00
                  Death Benefit Option:                        A   Issue Age:                              35
                  Death Benefits Payable to Age:              95   Premiums Payable to Age:                95


                            AMERICAN CENTURY VP VALUE


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1997          250,000       2,877       2,066     250,000      2,836       2,025
        1998          250,000       5,578       4,497     250,000      5,498       4,417
        1999          250,000       7,918       6,629     250,000      7,803       6,514
        2000          250,000      12,216      10,927     250,000     12,040      10,751
        2001          250,000      16,485      15,196     250,000     16,241      14,953
        2002          250,000      16,365      15,076     250,000     16,075      14,787
        2003          250,000      24,074      23,043     250,000     23,563      22,532


               THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1994          250,000       2,230       1,418     250,000      2,193       1,382
        1995          250,000       6,314       5,233     250,000      6,223       5,142
        1996          250,000      10,557       9,269     250,000     10,408       9,119
        1997          250,000      16,586      15,297     250,000     16,354      15,065
        1998          250,000      24,443      23,155     250,000     24,097      22,808
        1999          250,000      34,751      33,463     250,000     34,209      32,921
        2000          250,000      32,823      31,792     250,000     32,234      31,203
        2001          250,000      27,018      26,244     250,000     26,425      25,652
        2002          250,000      20,682      20,166     250,000     20,084      19,569
        2003          250,000      28,942      28,684     250,000     27,888      27,631


                       DREYFUS IP - MIDCAP STOCK PORTFOLIO


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1999          250,000       2,466       1,655     250,000      2,428       1,617
        2000          250,000       5,295       4,214     250,000      5,216       4,135
        2001          250,000       7,391       6,102     250,000      7,280       5,991
        2002          250,000       8,456       7,167     250,000      8,326       7,037
        2003          250,000      14,231      12,942     250,000     14,012      12,724



(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

                  Initial Face Amount:                $  250,000   Annual Planned Premium: (1)    $  3,000.00
                  Death Benefit Option:                        A   Issue Age:                              35
                  Death Benefits Payable to Age:              95   Premiums Payable to Age:                95


                    DREYFUS IP - TECHNOLOGY GROWTH PORTFOLIO


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        2000          250,000       1,516         704     250,000      1,485         674
        2001          250,000       2,548       1,467     250,000      2,498       1,417
        2002          250,000       2,889       1,601     250,000      2,832       1,543
        2003          250,000       8,026       6,737     250,000      7,895       6,606


                      DREYFUS VIF - APPRECIATION PORTFOLIO


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1994          250,000       2,269       1,457     250,000      2,232       1,421
        1995          250,000       6,315       5,234     250,000      6,225       5,143
        1996          250,000      10,945       9,657     250,000     10,791       9,503
        1997          250,000      17,029      15,740     250,000     16,792      15,503
        1998          250,000      25,177      23,889     250,000     24,822      23,533
        1999          250,000      30,544      29,255     250,000     30,064      28,775
        2000          250,000      32,510      31,479     250,000     31,919      30,888
        2001          250,000      31,416      30,643     250,000     30,733      29,959
        2002          250,000      27,929      27,413     250,000     27,173      26,657
        2003          250,000      36,559      36,301     250,000     35,358      35,101



                      DREYFUS VIF - QUALITY BOND PORTFOLIO



       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1991          250,000       2,550       1,739     250,000      2,511       1,700
        1992          250,000       5,574       4,493     250,000      5,493       4,412
        1993          250,000       9,182       7,893     250,000      9,050       7,761
        1994          250,000      10,944       9,655     250,000     10,784       9,495
        1995          250,000      15,967      14,678     250,000     15,729      14,440
        1996          250,000      18,786      17,497     250,000     18,457      17,168
        1997          250,000      23,018      21,987     250,000     22,533      21,502
        1998          250,000      26,628      25,854     250,000     25,952      25,179
        1999          250,000      28,876      28,360     250,000     27,991      27,475
        2000          250,000      36,274      36,016     250,000     34,965      34,707
        2001          250,000      40,979      40,979     250,000     39,292      39,292
        2002          250,000      46,414      46,414     250,000     44,291      44,291
        2003          250,000      50,835      50,835     250,000     48,287      48,287



(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

                  Initial Face Amount:                $  250,000   Annual Planned Premium: (1)    $  3,000.00
                  Death Benefit Option:                        A   Issue Age:                              35
                  Death Benefits Payable to Age:              95   Premiums Payable to Age:                95



                            DREYFUS STOCK INDEX FUND



       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1990          250,000       2,104       1,292     250,000      2,068       1,257
        1991          250,000       5,921       4,840     250,000      5,834       4,753
        1992          250,000       8,878       7,589     250,000      8,748       7,459
        1993          250,000      12,249      10,960     250,000     12,070      10,781
        1994          250,000      14,640      13,351     250,000     14,418      13,129
        1995          250,000      23,211      21,922     250,000     22,811      21,522
        1996          250,000      31,210      30,179     250,000     30,590      29,559
        1997          250,000      44,483      43,709     250,000     43,480      42,707
        1998          250,000      59,824      59,308     250,000     58,323      57,808
        1999          250,000      74,670      74,413     250,000     72,620      72,362
        2000          250,000      69,474      69,474     250,000     67,388      67,388
        2001          250,000      62,472      62,472     250,000     60,401      60,401
        2002          250,000      49,811      49,811     250,000     47,944      47,944
        2003          250,000      66,397      66,397     250,000     63,624      63,624


                       FEDERATED HIGH INCOME BOND FUND II


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1995          250,000       2,709       1,898     250,000      2,669       1,858
        1996          250,000       5,871       4,790     250,000      5,787       4,706
        1997          250,000       9,395       8,107     250,000      9,262       7,973
        1998          250,000      12,017      10,728     250,000     11,844      10,555
        1999          250,000      14,613      13,324     250,000     14,395      13,106
        2000          250,000      13,889      12,600     250,000     13,634      12,345
        2001          250,000      16,364      15,333     250,000     15,983      14,952
        2002          250,000      18,866      18,093     250,000     18,315      17,541
        2003          250,000      25,849      25,334     250,000     24,938      24,423



(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

                  Initial Face Amount:                $  250,000   Annual Planned Premium: (1)    $  3,000.00
                  Death Benefit Option:                        A   Issue Age:                              35
                  Death Benefits Payable to Age:              95   Premiums Payable to Age:                95


                        FEDERATED CAPITAL INCOME FUND II


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1995          250,000       2,806       1,995     250,000      2,766       1,954
        1996          250,000       5,831       4,750     250,000      5,748       4,667
        1997          250,000      10,433       9,144     250,000     10,287       8,998
        1998          250,000      14,540      13,252     250,000     14,337      13,048
        1999          250,000      17,079      15,790     250,000     16,831      15,543
        2000          250,000      16,757      15,468     250,000     16,466      15,177
        2001          250,000      16,350      15,319     250,000     15,987      14,956
        2002          250,000      14,075      13,301     250,000     13,655      12,882
        2003          250,000      19,766      19,250     250,000     19,018      18,503


                       FIDELITY VIP MONEY MARKET PORTFOLIO


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1983          250,000       2,424       1,613     250,000      2,386       1,575
        1984          250,000       5,350       4,269     250,000      5,271       4,189
        1985          250,000       8,349       7,060     250,000      8,226       6,938
        1986          250,000      11,386      10,097     250,000     11,218       9,929
        1987          250,000      14,547      13,258     250,000     14,326      13,038
        1988          250,000      18,057      16,769     250,000     17,735      16,447
        1989          250,000      22,163      21,132     250,000     21,686      20,655
        1990          250,000      26,358      25,585     250,000     25,676      24,903
        1991          250,000      30,311      29,796     250,000     29,374      28,858
        1992          250,000      33,768      33,510     250,000     32,534      32,276
        1993          250,000      37,076      37,076     250,000     35,512      35,512
        1994          250,000      40,839      40,839     250,000     38,904      38,904
        1995          250,000      45,415      45,415     250,000     43,035      43,035
        1996          250,000      49,975      49,975     250,000     47,109      47,109
        1997          250,000      54,797      54,797     250,000     51,388      51,388
        1998          250,000      59,777      59,777     250,000     55,767      55,767
        1999          250,000      64,760      64,760     250,000     60,104      60,104
        2000          250,000      70,688      70,688     250,000     65,268      65,268
        2001          250,000      75,357      75,357     250,000     69,208      69,208
        2002          250,000      78,212      78,212     250,000     71,416      71,416
        2003          250,000      80,474      80,474     250,000     73,015      73,015



(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

                  Initial Face Amount:                $  250,000   Annual Planned Premium: (1)    $  3,000.00
                  Death Benefit Option:                        A   Issue Age:                              35
                  Death Benefits Payable to Age:              95   Premiums Payable to Age:                95



                       FIDELITY VIP HIGH INCOME PORTFOLIO



       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1986          250,000       2,640       1,829     250,000      2,601       1,790
        1987          250,000       5,101       4,020     250,000      5,026       3,944
        1988          250,000       8,354       7,065     250,000      8,232       6,943
        1989          250,000      10,203       8,914     250,000     10,051       8,762
        1990          250,000      12,187      10,898     250,000     11,998      10,710
        1991          250,000      18,970      17,681     250,000     18,628      17,339
        1992          250,000      26,175      25,144     250,000     25,621      24,590
        1993          250,000      34,216      33,443     250,000     33,376      32,603
        1994          250,000      35,776      35,261     250,000     34,751      34,235
        1995          250,000      45,853      45,595     250,000     44,342      44,084
        1996          250,000      54,703      54,703     250,000     52,694      52,694
        1997          250,000      66,891      66,891     250,000     64,228      64,228
        1998          250,000      65,817      65,817     250,000     62,990      62,990
        1999          250,000      73,267      73,267     250,000     69,885      69,885
        2000          250,000      58,136      58,136     250,000     55,209      55,209
        2001          250,000      52,895      52,895     250,000     49,931      49,931
        2002          250,000      56,606      56,606     250,000     53,086      53,086
        2003          250,000      74,382      74,382     250,000     69,373      69,373


                      FIDELITY VIP EQUITY-INCOME PORTFOLIO


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1987          250,000       2,163       1,352     250,000      2,127       1,316
        1988          250,000       5,654       4,573     250,000      5,571       4,489
        1989          250,000       9,441       8,152     250,000      9,304       8,015
        1990          250,000       9,904       8,615     250,000      9,756       8,467
        1991          250,000      16,097      14,808     250,000     15,854      14,566
        1992          250,000      21,484      20,195     250,000     21,112      19,823
        1993          250,000      28,087      27,056     250,000     27,518      26,487
        1994          250,000      32,239      31,466     250,000     31,472      30,699
        1995          250,000      46,867      46,352     250,000     45,590      45,074
        1996          250,000      56,004      55,746     250,000     54,292      54,034
        1997          250,000      75,225      75,225     250,000     72,723      72,723
        1998          250,000      86,130      86,130     250,000     83,080      83,080
        1999          250,000      93,567      93,567     250,000     90,063      90,063
        2000          250,000     103,407     103,407     250,000     99,332      99,332
        2001          250,000      99,886      99,886     250,000     95,738      95,738
        2002          250,000      84,294      84,294     250,000     80,546      80,546
        2003          250,000     112,214     112,214     250,000    106,918     106,918



(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

                  Initial Face Amount:                $  250,000   Annual Planned Premium: (1)    $  3,000.00
                  Death Benefit Option:                        A   Issue Age:                              35
                  Death Benefits Payable to Age:              95   Premiums Payable to Age:                95


                          FIDELITY VIP GROWTH PORTFOLIO


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1987          250,000       2,284       1,473     250,000      2,248       1,436
        1988          250,000       5,450       4,369     250,000      5,369       4,288
        1989          250,000      10,347       9,058     250,000     10,199       8,910
        1990          250,000      11,126       9,837     250,000     10,963       9,674
        1991          250,000      19,625      18,336     250,000     19,337      18,048
        1992          250,000      23,912      22,624     250,000     23,513      22,224
        1993          250,000      31,231      30,200     250,000     30,626      29,595
        1994          250,000      33,391      32,618     250,000     32,632      31,859
        1995          250,000      48,238      47,722     250,000     46,976      46,461
        1996          250,000      57,777      57,519     250,000     56,079      55,821
        1997          250,000      75,204      75,204     250,000     72,791      72,791
        1998          250,000     107,865     107,865     250,000    104,217     104,217
        1999          306,023     150,750     150,750     295,363    145,499     145,499
        2000          266,843     135,453     135,453     257,261    130,590     130,590
        2001          250,000     112,771     112,771     250,000    108,551     108,551
        2002          250,000      79,861      79,861     250,000     76,640      76,640
        2003          250,000     108,521     108,521     250,000    103,816     103,816


                         FIDELITY VIP OVERSEAS PORTFOLIO


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1988          250,000       2,398       1,586     250,000      2,360       1,549
        1989          250,000       6,121       5,040     250,000      6,033       4,952
        1990          250,000       8,326       7,037     250,000      8,204       6,915
        1991          250,000      11,502      10,214     250,000     11,334      10,046
        1992          250,000      12,260      10,971     250,000     12,071      10,783
        1993          250,000      20,056      18,767     250,000     19,699      18,410
        1994          250,000      22,666      21,635     250,000     22,183      21,152
        1995          250,000      27,327      26,554     250,000     26,629      25,856
        1996          250,000      33,441      32,926     250,000     32,432      31,916
        1997          250,000      39,848      39,591     250,000     38,454      38,196
        1998          250,000      47,356      47,356     250,000     45,491      45,491
        1999          250,000      70,607      70,607     250,000     67,611      67,611
        2000          250,000      58,598      58,598     250,000     55,918      55,918
        2001          250,000      47,639      47,639     250,000     45,228      45,228
        2002          250,000      39,445      39,445     250,000     37,177      37,177
        2003          250,000      59,486      59,486     250,000     55,718      55,718



(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

                  Initial Face Amount:                $  250,000   Annual Planned Premium: (1)    $  3,000.00
                  Death Benefit Option:                        A   Issue Age:                              35
                  Death Benefits Payable to Age:              95   Premiums Payable to Age:                95


                  FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1989          250,000       2,452       1,641     250,000      2,414       1,603
        1990          250,000       5,166       4,085     250,000      5,089       4,007
        1991          250,000       8,497       7,209     250,000      8,373       7,084
        1992          250,000      10,730       9,442     250,000     10,571       9,282
        1993          250,000      15,536      14,247     250,000     15,302      14,013
        1994          250,000      17,101      15,812     250,000     16,795      15,506
        1995          250,000      22,735      21,704     250,000     22,246      21,215
        1996          250,000      25,749      24,975     250,000     25,081      24,308
        1997          250,000      30,518      30,002     250,000     29,572      29,057
        1998          250,000      35,662      35,404     250,000     34,365      34,107
        1999          250,000      37,392      37,392     250,000     35,828      35,828
        2000          250,000      43,945      43,945     250,000     41,890      41,890
        2001          250,000      49,887      49,887     250,000     47,329      47,329
        2002          250,000      57,245      57,245     250,000     54,066      54,066
        2003          250,000      62,235      62,235     250,000     58,522      58,522


                      FIDELITY VIP ASSET MANAGER PORTFOLIO


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1990          250,000       2,362       1,551     250,000      2,325       1,513
        1991          250,000       5,889       4,808     250,000      5,804       4,723
        1992          250,000       9,236       7,947     250,000      9,103       7,814
        1993          250,000      14,045      12,756     250,000     13,844      12,555
        1994          250,000      15,286      13,997     250,000     15,058      13,770
        1995          250,000      20,554      19,265     250,000     20,198      18,910
        1996          250,000      26,139      25,108     250,000     25,605      24,574
        1997          250,000      34,473      33,700     250,000     33,650      32,877
        1998          250,000      42,210      41,694     250,000     41,048      40,532
        1999          250,000      49,300      49,042     250,000     47,754      47,497
        2000          250,000      49,336      49,336     250,000     47,590      47,590
        2001          250,000      49,253      49,253     250,000     47,300      47,300
        2002          250,000      46,753      46,753     250,000     44,672      44,672
        2003          250,000      57,549      57,549     250,000     54,719      54,719



(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

                  Initial Face Amount:                $  250,000   Annual Planned Premium: (1)    $  3,000.00
                  Death Benefit Option:                        A   Issue Age:                              35
                  Death Benefits Payable to Age:              95   Premiums Payable to Age:                95


                        FIDELITY VIP INDEX 500 PORTFOLIO


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1993          250,000       2,438       1,627     250,000      2,401       1,589
        1994          250,000       4,889       3,808     250,000      4,815       3,734
        1995          250,000      10,039       8,751     250,000      9,895       8,607
        1996          250,000      15,201      13,912     250,000     14,985      13,696
        1997          250,000      23,600      22,311     250,000     23,262      21,973
        1998          250,000      33,202      31,913     250,000     32,677      31,388
        1999          250,000      42,684      41,653     250,000     41,927      40,896
        2000          250,000      40,602      39,829     250,000     39,775      39,002
        2001          250,000      37,525      37,010     250,000     36,613      36,097
        2002          250,000      30,787      30,529     250,000     29,856      29,598
        2003          250,000      42,381      42,381     250,000     40,859      40,859



                  FIDELITY VIP ASSET MANAGER: GROWTH PORTFOLIO



       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1996          250,000       2,700       1,889     250,000      2,661       1,849
        1997          250,000       6,500       5,419     250,000      6,409       5,328
        1998          250,000      10,443       9,154     250,000     10,297       9,009
        1999          250,000      14,726      13,437     250,000     14,521      13,232
        2000          250,000      14,822      13,533     250,000     14,604      13,316
        2001          250,000      15,787      14,498     250,000     15,506      14,218
        2002          250,000      15,185      14,154     250,000     14,838      13,807
        2003          250,000      21,566      20,793     250,000     20,954      20,180


                        FIDELITY VIP CONTRAFUND PORTFOLIO


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1996          250,000       2,730       1,919     250,000      2,691       1,879
        1997          250,000       6,494       5,413     250,000      6,404       5,323
        1998          250,000      11,567      10,278     250,000     11,409      10,120
        1999          250,000      17,285      15,996     250,000     17,048      15,759
        2000          250,000      18,210      16,921     250,000     17,950      16,662
        2001          250,000      17,904      16,616     250,000     17,600      16,312
        2002          250,000      18,227      17,196     250,000     17,837      16,806
        2003          250,000      26,363      25,590     250,000     25,678      24,904



(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

                  Initial Face Amount:                $  250,000   Annual Planned Premium: (1)    $  3,000.00
                  Death Benefit Option:                        A   Issue Age:                              35
                  Death Benefits Payable to Age:              95   Premiums Payable to Age:                95

                         FIDELITY VIP BALANCED PORTFOLIO

       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1996          250,000       2,444       1,633     250,000      2,407       1,595
        1997          250,000       6,014       4,932     250,000      5,927       4,846
        1998          250,000       9,946       8,657     250,000      9,805       8,516
        1999          250,000      12,813      11,524     250,000     12,629      11,340
        2000          250,000      14,410      13,121     250,000     14,194      12,905
        2001          250,000      16,391      15,102     250,000     16,097      14,808
        2002          250,000      16,981      15,950     250,000     16,598      15,567
        2003          250,000      22,674      21,901     250,000     22,045      21,272


                   FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1996          250,000       2,656       1,844     250,000      2,616       1,805
        1997          250,000       6,728       5,647     250,000      6,635       5,554
        1998          250,000      11,372      10,083     250,000     11,216       9,927
        1999          250,000      14,257      12,968     250,000     14,058      12,770
        2000          250,000      13,643      12,355     250,000     13,442      12,153
        2001          250,000      13,563      12,274     250,000     13,314      12,026
        2002          250,000      12,301      11,270     250,000     11,999      10,968
        2003          250,000      18,997      18,224     250,000     18,414      17,641


                     FIDELITY VIP GROWTH & INCOME PORTFOLIO


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1997          250,000       2,870       2,059     250,000      2,830       2,018
        1998          250,000       6,924       5,842     250,000      6,829       5,748
        1999          250,000      10,145       8,856     250,000     10,004       8,716
        2000          250,000      11,980      10,692     250,000     11,811      10,522
        2001          250,000      12,971      11,682     250,000     12,777      11,489
        2002          250,000      12,652      11,363     250,000     12,415      11,127
        2003          250,000      18,520      17,489     250,000     18,090      17,059



(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

                  Initial Face Amount:                $  250,000   Annual Planned Premium: (1)    $  3,000.00
                  Death Benefit Option:                        A   Issue Age:                              35
                  Death Benefits Payable to Age:              95   Premiums Payable to Age:                95

                        FRANKLIN SMALL CAP FUND - CLASS 2

       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1996          250,000       2,931       2,120     250,000      2,890       2,079
        1997          250,000       6,297       5,215     250,000      6,209       5,128
        1998          250,000       8,558       7,269     250,000      8,436       7,147
        1999          250,000      21,620      20,331     250,000     21,329      20,040
        2000          250,000      20,281      18,992     250,000     19,996      18,707
        2001          250,000      19,027      17,738     250,000     18,711      17,423
        2002          250,000      15,081      14,050     250,000     14,755      13,724
        2003          250,000      23,890      23,117     250,000     23,248      22,475


                     FRANKLIN U.S. GOVERNMENT FUND - CLASS 2


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1990          250,000       2,418       1,606     250,000      2,380       1,569
        1991          250,000       5,589       4,507     250,000      5,507       4,425
        1992          250,000       8,621       7,332     250,000      8,495       7,206
        1993          250,000      12,011      10,722     250,000     11,836      10,547
        1994          250,000      13,609      12,321     250,000     13,403      12,114
        1995          250,000      19,007      17,718     250,000     18,670      17,381
        1996          250,000      22,009      20,978     250,000     21,538      20,507
        1997          250,000      26,504      25,730     250,000     25,821      25,047
        1998          250,000      30,856      30,340     250,000     29,907      29,391
        1999          250,000      32,668      32,410     250,000     31,475      31,217
        2000          250,000      38,830      38,830     250,000     37,199      37,199
        2001          250,000      43,947      43,947     250,000     41,889      41,889
        2002          250,000      50,495      50,495     250,000     47,905      47,905
        2003          250,000      53,622      53,622     250,000     50,630      50,630



(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

                  Initial Face Amount:                $  250,000   Annual Planned Premium: (1)    $  3,000.00
                  Death Benefit Option:                        A   Issue Age:                              35
                  Death Benefits Payable to Age:              95   Premiums Payable to Age:                95



                         ING VP NATURAL RESOURCES TRUST



       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1992          250,000       2,273       1,462     250,000      2,237       1,425
        1993          250,000       5,207       4,126     250,000      5,129       4,048
        1994          250,000       7,141       5,853     250,000      7,033       5,744
        1995          250,000      11,093       9,804     250,000     10,927       9,638
        1996          250,000      17,030      15,741     250,000     16,773      15,485
        1997          250,000      20,906      19,617     250,000     20,543      19,254
        1998          250,000      18,513      17,482     250,000     18,116      17,085
        1999          250,000      23,707      22,934     250,000     23,079      22,306
        2000          250,000      30,731      30,216     250,000     29,760      29,244
        2001          250,000      27,621      27,363     250,000     26,569      26,311
        2002          250,000      29,158      29,158     250,000     27,838      27,838
        2003          250,000      40,930      40,930     250,000     38,853      38,853


                          ING VP EMERGING MARKETS FUND


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1995          250,000       2,092       1,281     250,000      2,057       1,246
        1996          250,000       4,845       3,763     250,000      4,770       3,688
        1997          250,000       6,418       5,129     250,000      6,317       5,029
        1998          250,000       6,199       4,910     250,000      6,097       4,808
        1999          250,000      19,761      18,473     250,000     19,463      18,174
        2000          250,000      12,992      11,703     250,000     12,751      11,462
        2001          250,000      13,583      12,552     250,000     13,254      12,223
        2002          250,000      14,334      13,561     250,000     13,877      13,104
        2003          250,000      24,559      24,044     250,000     23,620      23,104


                       INVESCO VIF - HEALTH SCIENCES FUND


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1998          250,000       3,284       2,473     250,000      3,240       2,429
        1999          250,000       5,966       4,884     250,000      5,883       4,802
        2000          250,000      10,937       9,649     250,000     10,788       9,500
        2001          250,000      11,529      10,241     250,000     11,367      10,078
        2002          250,000      10,354       9,065     250,000     10,196       8,907
        2003          250,000      16,211      14,923     250,000     15,914      14,625



(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

                  Initial Face Amount:                $  250,000   Annual Planned Premium: (1)    $  3,000.00
                  Death Benefit Option:                        A   Issue Age:                              35
                  Death Benefits Payable to Age:              95   Premiums Payable to Age:                95



                  JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO



       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1995          250,000       3,050       2,238     250,000      3,007       2,196
        1996          250,000       6,655       5,574     250,000      6,564       5,483
        1997          250,000      11,548      10,260     250,000     11,392      10,103
        1998          250,000      17,135      15,846     250,000     16,903      15,614
        1999          250,000      23,015      21,726     250,000     22,696      21,407
        2000          250,000      23,076      21,787     250,000     22,707      21,418
        2001          250,000      22,236      21,205     250,000     21,801      20,770
        2002          250,000      18,363      17,590     250,000     17,895      17,121
        2003          250,000      26,477      25,961     250,000     25,633      25,117



                     JPMORGAN INTERNATIONAL EQUITY PORTFOLIO



       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1996          250,000       2,525       1,714     250,000      2,487       1,675
        1997          250,000       5,203       4,122     250,000      5,126       4,044
        1998          250,000       7,927       6,638     250,000      7,809       6,521
        1999          250,000      14,089      12,801     250,000     13,887      12,598
        2000          250,000      13,709      12,420     250,000     13,502      12,213
        2001          250,000      12,853      11,564     250,000     12,611      11,323
        2002          250,000      12,290      11,259     250,000     11,983      10,952
        2003          250,000      19,365      18,591     250,000     18,764      17,991


                        JPMORGAN MID CAP VALUE PORTFOLIO


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        2002          250,000       2,212       1,401     250,000      2,176       1,365
        2003          250,000       6,050       4,969     250,000      5,962       4,881



(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

                  Initial Face Amount:                $  250,000   Annual Planned Premium: (1)    $  3,000.00
                  Death Benefit Option:                        A   Issue Age:                              35
                  Death Benefits Payable to Age:              95   Premiums Payable to Age:                95



                  SCUDDER VARIABLE SERIES I: BALANCED PORTFOLIO



       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1986          250,000       2,616       1,804     250,000      2,576       1,765
        1987          250,000       4,923       3,842     250,000      4,849       3,768
        1988          250,000       8,350       7,061     250,000      8,227       6,939
        1989          250,000      12,785      11,496     250,000     12,600      11,311
        1990          250,000      14,747      13,458     250,000     14,525      13,237
        1991          250,000      21,652      20,363     250,000     21,277      19,989
        1992          250,000      25,546      24,515     250,000     25,023      23,992
        1993          250,000      29,832      29,059     250,000     29,106      28,333
        1994          250,000      31,349      30,833     250,000     30,435      29,919
        1995          250,000      42,546      42,288     250,000     41,102      40,845
        1996          250,000      49,986      49,986     250,000     48,083      48,083
        1997          250,000      64,688      64,688     250,000     62,014      62,014
        1998          250,000      82,153      82,153     250,000     78,549      78,549
        1999          250,000      96,901      96,901     250,000     92,444      92,444
        2000          250,000      96,798      96,798     250,000     92,135      92,135
        2001          250,000      92,513      92,513     250,000     87,815      87,815
        2002          250,000      79,923      79,923     250,000     75,589      75,589
        2003          250,000      96,300      96,300     250,000     90,742      90,742



               SCUDDER VARIABLE SERIES I: INTERNATIONAL PORTFOLIO



       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
        1988          250,000       2,616       1,805     250,000      2,577       1,766
        1989          250,000       7,002       5,921     250,000      6,906       5,824
        1990          250,000       8,613       7,324     250,000      8,490       7,201
        1991          250,000      12,198      10,909     250,000     12,023      10,734
        1992          250,000      14,003      12,714     250,000     13,794      12,505
        1993          250,000      22,516      21,228     250,000     22,130      20,842
        1994          250,000      24,512      23,481     250,000     24,012      22,981
        1995          250,000      29,713      28,940     250,000     28,990      28,217
        1996          250,000      36,653      36,138     250,000     35,604      35,089
        1997          250,000      42,348      42,091     250,000     40,945      40,687
        1998          250,000      52,722      52,722     250,000     50,763      50,763
        1999          250,000      84,777      84,777     250,000     81,414      81,414
        2000          250,000      70,772      70,772     250,000     67,782      67,782
        2001          250,000      50,122      50,122     250,000     47,785      47,785
        2002          250,000      42,418      42,418     250,000     40,165      40,165
        2003          250,000      56,741      56,741     250,000     53,380      53,380



(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

                  Initial Face Amount:                $  250,000   Annual Planned Premium: (1)    $  3,000.00
                  Death Benefit Option:                        A   Issue Age:                              35
                  Death Benefits Payable to Age:              95   Premiums Payable to Age:                95


             TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- CLASS 2


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
         1997         250,000       1,457         645     250,000      1,427         615
         1998         250,000       3,000       1,918     250,000      2,945       1,863
         1999         250,000       8,368       7,079     250,000      8,238       6,949
         2000         250,000       7,185       5,896     250,000      7,068       5,779
         2001         250,000       8,682       7,393     250,000      8,535       7,246
         2002         250,000      10,943       9,654     250,000     10,712       9,423
         2003         250,000      20,363      19,332     250,000     19,857      18,826


                   TEMPLETON GROWTH SECURITIES FUND - CLASS 2


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
         1995         250,000       2,514       1,703     250,000      2,476       1,665
         1996         250,000       5,910       4,829     250,000      5,825       4,744
         1997         250,000       9,361       8,072     250,000      9,227       7,938
         1998         250,000      11,543      10,254     250,000     11,375      10,087
         1999         250,000      14,966      13,677     250,000     14,742      13,453
         2000         250,000      15,390      14,101     250,000     15,112      13,823
         2001         250,000      14,444      13,413     250,000     14,106      13,075
         2002         250,000      13,557      12,784     250,000     13,132      12,359
         2003         250,000      20,991      20,476     250,000     20,176      19,661


                    MUTUAL SHARES SECURITIES FUND -- CLASS 2


       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
         1997         250,000       2,642       1,830     250,000      2,602       1,791
         1998         250,000       4,996       3,915     250,000      4,922       3,841
         1999         250,000       8,386       7,097     250,000      8,263       6,974
         2000         250,000      11,838      10,549     250,000     11,665      10,377
         2001         250,000      14,183      12,895     250,000     13,969      12,680
         2002         250,000      14,460      13,171     250,000     14,194      12,905
         2003         250,000      20,982      19,951     250,000     20,512      19,481



(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                                      MALE
                              PREFERRED NON-SMOKER

                  Initial Face Amount:                $  250,000   Annual Planned Premium: (1)    $  3,000.00
                  Death Benefit Option:                        A   Issue Age:                              35
                  Death Benefits Payable to Age:              95   Premiums Payable to Age:                95



                          WANGER U.S. SMALLER COMPANIES



       POLICY                       POLICY      CASH                   POLICY      CASH
      YEAR END         DEATH       ACCOUNT    SURRENDER    DEATH      ACCOUNT    SURRENDER
   DECEMBER 31ST      BENEFIT       VALUE       VALUE     BENEFIT      VALUE       VALUE
   ---------------------------------------------------------------------------------------
                      BASED UPON CURRENT CHARGES          BASED UPON GUARANTEED CHARGES
         1996         250,000       3,380       2,569     250,000      3,336       2,524
         1997         250,000       7,619       6,538     250,000      7,520       6,438
         1998         250,000      10,849       9,560     250,000     10,704       9,415
         1999         250,000      16,506      15,217     250,000     16,285      14,996
         2000         250,000      17,193      15,904     250,000     16,951      15,663
         2001         250,000      21,674      20,385     250,000     21,318      20,029
         2002         250,000      19,825      18,794     250,000     19,421      18,390
         2003         250,000      31,705      30,932     250,000     30,932      30,159



(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                          INDEX TO FINANCIAL STATEMENTS



                                                                                            PAGE
                                                                                            ----
SAFECO SEPARATE ACCOUNT SL

Statements of Assets and Liabilities as of December 31, 2003                                     2

Statements of Operations for the Year Ended December 31, 2003                                    4

Statements of Changes in Net Assets for the Year Ended December 31, 2002 and 2003                9

Notes to Financial Statements                                                                   19

Report of Ernst & Young LLP, Independent Auditors                                               32


SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES:

Report of Ernst & Young LLP, Independent Auditors                                                1

Consolidated Balance Sheets as of December 31, 2003 and 2002                                     2

Consolidated Statements of Income for the years ended December 31, 2003, 2002 and 2001           4

Consolidated Statements of Changes in Shareholder's Equity
for the years ended December 31, 2003, 2002 and 2001                                             5

Consolidated Statements of Comprehensive Income
for the years ended December 31, 2003, 2002 and 2001                                             6

Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001       7

Notes to Consolidated Financial Statements                                                       9


ANNUAL REPORT

DECEMBER 31, 2003

SAFECO SEPARATE ACCOUNT SL

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

Safeco Separate Account SL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2003

                                                                                               MORTALITY
                                                                                               & EXPENSE
                                        INVESTMENTS         DIVIDENDS           TOTAL           CHARGES
SUB-ACCOUNT                              (AT VALUE)        RECEIVABLE          ASSETS           PAYABLE          NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Safeco Bond                           $     1,222,590   $             -   $     1,222,590   $             -   $     1,222,590
Safeco Core Equity                          5,075,089                 -         5,075,089                 -         5,075,089
Safeco Growth Opportunities                 8,751,147                 -         8,751,147                 -         8,751,147
Safeco Multi-Cap Core                       1,998,231                 -         1,998,231                 -         1,998,231
Safeco Small-Cap Value                        969,917                 -           969,917                 -           969,917
INVESCO Health Sciences                         5,366                 -             5,366                 -             5,366
INVESCO Real Estate Opportunity             1,222,597                 -         1,222,597                 -         1,222,597
Dreyfus MidCap Stock                        1,331,920                 -         1,331,920                 -         1,331,920
Dreyfus Technology Growth                     399,570                 -           399,570                 -           399,570
Dreyfus Appreciation                          846,173                 -           846,173                 -           846,173
Dreyfus Quality Bond                          544,825                 -           544,825                 -           544,825
Dreyfus Socially Responsible                  287,410                 -           287,410                 -           287,410
Dreyfus Stock Index                            63,193                 -            63,193                 -            63,193
Fidelity Equity-Income                     11,380,426                 -        11,380,426                 -        11,380,426
Fidelity Growth                            20,668,905                 -        20,668,905                 -        20,668,905
Fidelity High Income                        1,633,262                 -         1,633,262                 -         1,633,262
Fidelity Money Market                       4,812,948                 -         4,812,948                 -         4,812,948
Fidelity Overseas                           4,159,028                 -         4,159,028                 -         4,159,028
Fidelity Index 500                          9,500,701                 -         9,500,701                 -         9,500,701
Fidelity Asset Mgr: Growth                  1,131,298                 -         1,131,298                 -         1,131,298
Fidelity Asset Manager                      7,889,222                 -         7,889,222                 -         7,889,222
Fidelity Contrafund                         7,661,342                 -         7,661,342                 -         7,661,342
Fidelity Investment Grade Bond              1,497,225                 -         1,497,225                 -         1,497,225
Fidelity Balanced                             146,999                 -           146,999                 -           146,999
Fidelity Growth & Income                    1,508,437                 -         1,508,437                 -         1,508,437
Fidelity Growth Opportunities                 938,943                 -           938,943                 -           938,943
AIM Aggressive Growth                         695,983                 -           695,983                 -           695,983
AIM Capital Development                         2,806                 -             2,806                 -             2,806
AIM Growth                                    412,665                 -           412,665                 -           412,665
AIM International Growth                        1,420                 -             1,420                 -             1,420
Federated High Income                         235,659                 -           235,659                 -           235,659
Federated Capital Income                       91,608                 -            91,608                 -            91,608
Franklin Small Cap                            748,120                 -           748,120                 -           748,120
Franklin U.S. Government                      306,799                 -           306,799                 -           306,799
Mutual Shares Securities                       84,498                 -            84,498                 -            84,498
Templeton Developing Markets                  218,855                 -           218,855                 -           218,855
Templeton Growth Securities                 1,031,433                 -         1,031,433                 -         1,031,433
ING Natural Resources                         252,820                 -           252,820                 -           252,820
ING Emerging Markets                          780,660                 -           780,660                 -           780,660
Scudder Balanced                              789,034                 -           789,034                 -           789,034
Scudder International                         166,374                 -           166,374                 -           166,374
J.P. Morgan U.S. Large Cap Equity             693,691                 -           693,691                 -           693,691
J.P. Morgan International Equity               12,138                 -            12,138                 -            12,138
J.P. Morgan Mid Cap Value                      90,837                 -            90,837                 -            90,837
Wanger U.S. Smaller Companies                 746,387                 -           746,387                 -           746,387
American Century Balanced                     816,722                 -           816,722                 -           816,722
American Century International                800,821                 -           800,821                 -           800,821
American Century Value                        536,153                 -           536,153                 -           536,153
American Century Ultra                          4,080                 -             4,080                 -             4,080

                                                PREMIER VARIABLE UNIVERSAL LIFE
                                                                            ACCUMULATION
                                                             UNITS              UNIT
SUB-ACCOUNT                              NET ASSETS       OUTSTANDING          VALUE
-----------------------------------------------------------------------------------------
Safeco Bond                           $       831,490            61,203   $        13.586
Safeco Core Equity                          3,276,876           314,711            10.412
Safeco Growth Opportunities                 4,876,850           443,945            10.985
Safeco Multi-Cap Core                       1,570,781           116,660            13.465
Safeco Small-Cap Value                        969,917            70,365            13.784
INVESCO Health Sciences                         5,366               450            11.905
INVESCO Real Estate Opportunity             1,222,597            74,141            16.491
Dreyfus MidCap Stock                        1,331,920           120,154            11.085
Dreyfus Technology Growth                     399,570           101,868             3.922
Dreyfus Appreciation                          846,173            95,555             8.855
Dreyfus Quality Bond                          544,825            42,113            12.937
Dreyfus Socially Responsible                  287,410            47,844             6.008
Dreyfus Stock Index                            63,193             5,190            12.176
Fidelity Equity-Income                      1,824,734           134,492            13.568
Fidelity Growth                             4,866,965           370,692            13.129
Fidelity High Income                          231,170            25,382             9.107
Fidelity Money Market                       2,545,764           208,747            12.195
Fidelity Overseas                             408,946            36,201            11.297
Fidelity Index 500                          3,120,026           245,481            12.710
Fidelity Asset Mgr: Growth                    299,109            25,832            11.579
Fidelity Asset Manager                        493,343            38,820            12.708
Fidelity Contrafund                         1,728,886           113,897            15.179
Fidelity Investment Grade Bond                 61,681             4,204            14.670
Fidelity Balanced                             146,999            11,643            12.625
Fidelity Growth & Income                    1,508,437           116,264            12.974
Fidelity Growth Opportunities                 938,943            97,186             9.661
AIM Aggressive Growth                         695,983           114,360             6.086
AIM Capital Development                         2,806               217            12.922
AIM Growth                                    412,665            94,382             4.372
AIM International Growth                        1,420               110            12.897
Federated High Income                         235,659            20,490            11.501
Federated Capital Income                       91,608            12,673             7.228
Franklin Small Cap                            748,120           108,449             6.898
Franklin U.S. Government                      306,799            23,824            12.878
Mutual Shares Securities                       84,498             7,984            10.584
Templeton Developing Markets                  218,855            19,692            11.114
Templeton Growth Securities                 1,031,433            98,475            10.474
ING Natural Resources                          47,991             4,611            10.407
ING Emerging Markets                          143,041            13,073            10.942
Scudder Balanced                              789,034            87,050             9.065
Scudder International                         166,374            27,185             6.120
J.P. Morgan U.S. Large Cap Equity             693,691            92,609             7.491
J.P. Morgan International Equity               12,138               910            13.342
J.P. Morgan Mid Cap Value                      90,837             7,351            12.357
Wanger U.S. Smaller Companies                 746,387            46,560            16.030
American Century Balanced                     816,722            64,307            12.700
American Century International                800,821            70,528            11.355
American Century Value                        536,153            47,908            11.192
American Century Ultra                          4,080               343            11.882

                                               ENHANCED VARIABLE UNIVERSAL LIFE
                                                                            ACCUMULATION
                                                             UNITS              UNIT
SUB-ACCOUNT                              NET ASSETS       OUTSTANDING          VALUE
-----------------------------------------------------------------------------------------
Safeco Bond                           $       391,100             2,734   $       143.036
Safeco Core Equity                          1,798,213            12,765           140.871
Safeco Growth Opportunities                 3,874,297            23,117           167.595
Safeco Multi-Cap Core                         427,450             2,619           163.199
Safeco Small-Cap Value                              -                 -
INVESCO Health Sciences                             -                 -
INVESCO Real Estate Opportunity                     -                 -
Dreyfus MidCap Stock                                -                 -
Dreyfus Technology Growth                           -                 -
Dreyfus Appreciation                                -                 -
Dreyfus Quality Bond                                -                 -
Dreyfus Socially Responsible                        -                 -
Dreyfus Stock Index                                 -                 -
Fidelity Equity-Income                      9,555,692            25,694           371.902
Fidelity Growth                            15,801,940            49,394           319.919
Fidelity High Income                        1,402,092             9,560           146.667
Fidelity Money Market                       2,267,184            15,181           149.341
Fidelity Overseas                           3,750,082            20,278           184.938
Fidelity Index 500                          6,380,675            23,890           267.083
Fidelity Asset Mgr: Growth                    832,189             4,512           184.424
Fidelity Asset Manager                      7,395,879            30,428           243.060
Fidelity Contrafund                         5,932,456            22,994           257.997
Fidelity Investment Grade Bond              1,435,544             7,056           203.463
Fidelity Balanced                                   -                 -
Fidelity Growth & Income                            -                 -
Fidelity Growth Opportunities                       -                 -
AIM Aggressive Growth                               -                 -
AIM Capital Development                             -                 -
AIM Growth                                          -                 -
AIM International Growth                            -                 -
Federated High Income                               -                 -
Federated Capital Income                            -                 -
Franklin Small Cap                                  -                 -
Franklin U.S. Government                            -                 -
Mutual Shares Securities                            -                 -
Templeton Developing Markets                        -                 -
Templeton Growth Securities                         -                 -
ING Natural Resources                         204,829             1,517           135.060
ING Emerging Markets                          637,619             6,972            91.462
Scudder Balanced                                    -                 -
Scudder International                               -                 -
J.P. Morgan U.S. Large Cap Equity                   -                 -
J.P. Morgan International Equity                    -                 -
J.P. Morgan Mid Cap Value                           -                 -
Wanger U.S. Smaller Companies                       -                 -
American Century Balanced                           -                 -
American Century International                      -                 -
American Century Value                              -                 -
American Century Ultra                              -                 -

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
YEAR OR PERIOD ENDED DECEMBER 31, 2003

                                                                                 SUB-ACCOUNTS
                                                               -----------------------------------------------
                                                                                    SAFECO           SAFECO
                                                                   SAFECO            CORE            GROWTH
                                                                    BOND            EQUITY       OPPORTUNITIES
                                                               -----------------------------------------------
INVESTMENT INCOME
   Dividend Income                                             $      54,470    $      44,255    $           -
   Mortality and Expense Risk Charge                                 (10,804)         (35,332)         (53,332)
                                                               -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)                                          43,666            8,923          (53,332)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares                 8,531         (188,994)        (410,928)
   Realized Capital Gain Distributions Received                            -                -                -
   Net Change in Unrealized Appreciation (Depreciation)              (20,526)       1,162,606        2,919,265
                                                               -------------    -------------    -------------
NET GAIN (LOSS) ON INVESTMENTS                                       (11,995)         973,612        2,508,337
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $      31,671    $     982,535    $   2,455,005
                                                               =============    =============    =============

                                                                        SUB-ACCOUNTS
                                                               ------------------------------
                                                                   SAFECO           SAFECO
                                                                 MULTI-CAP        SMALL-CAP
                                                                    CORE            VALUE
                                                               ------------------------------
INVESTMENT INCOME
   Dividend Income                                             $       5,246    $       5,128
   Mortality and Expense Risk Charge                                 (12,692)          (5,448)
                                                               -------------    -------------
NET INVESTMENT INCOME (LOSS)                                          (7,446)            (320)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares               (67,700)          14,484
   Realized Capital Gain Distributions Received                            -           14,574
   Net Change in Unrealized Appreciation (Depreciation)              701,215          257,036
                                                               -------------    -------------
NET GAIN (LOSS) ON INVESTMENTS                                       633,515          286,094
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $     626,069    $     285,774
                                                               =============    =============

                                                                                 SUB-ACCOUNTS
                                                               -----------------------------------------------
                                                                  INVESCO          INVESCO          DREYFUS
                                                                   HEALTH        REAL ESTATE         MIDCAP
                                                                 SCIENCES@       OPPORTUNITY         STOCK
                                                               -----------------------------------------------
INVESTMENT INCOME
   Dividend Income                                             $           -    $      19,037    $       3,248
   Mortality and Expense Risk Charge                                     (15)          (7,692)          (7,873)
                                                               -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)                                             (15)          11,345           (4,625)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares                     7           50,807            3,029
   Realized Capital Gain Distributions Received                            -                -                -
   Net Change in Unrealized Appreciation (Depreciation)                  358          297,991          313,495
                                                               -------------    -------------    -------------
NET GAIN (LOSS) ON INVESTMENTS                                           365          348,798          316,524
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $         350    $     360,143    $     311,899
                                                               =============    =============    =============

                                                                        SUB-ACCOUNTS
                                                               ------------------------------
                                                                  DREYFUS
                                                                 TECHNOLOGY        DREYFUS
                                                                   GROWTH        APPRECIATION
                                                               ------------------------------
INVESTMENT INCOME
   Dividend Income                                             $           -    $      11,218
   Mortality and Expense Risk Charge                                  (2,182)          (6,240)
                                                               -------------    -------------
NET INVESTMENT INCOME (LOSS)                                          (2,182)           4,978
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares               (18,507)         (81,763)
   Realized Capital Gain Distributions Received                            -                -
   Net Change in Unrealized Appreciation (Depreciation)              145,439          237,258
                                                               -------------    -------------
NET GAIN (LOSS) ON INVESTMENTS                                       126,932          155,495
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $     124,750    $     160,473
                                                               =============    =============

@ For the period from May 1, 2003 (commencement of operations) through December 31, 2003

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                  SUB-ACCOUNTS
                                                               -----------------------------------------------
                                                                  DREYFUS          DREYFUS          DREYFUS
                                                                  QUALITY          SOCIALLY          STOCK
                                                                    BOND         RESPONSIBLE         INDEX@
                                                               -----------------------------------------------
INVESTMENT INCOME
   Dividend Income                                             $      20,467    $         290    $       2,995
   Mortality and Expense Risk Charge                                  (3,616)          (1,616)          (1,437)
                                                               -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)                                          16,851           (1,326)           1,558
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares                 1,028           (9,548)          45,436
   Realized Capital Gain Distributions Received                       11,700                -                -
   Net Change in Unrealized Appreciation (Depreciation)               (9,233)          65,091            1,716
                                                               -------------    -------------    -------------
NET GAIN (LOSS) ON INVESTMENTS                                         3,495           55,543           47,152
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $      20,346    $      54,217    $      48,710
                                                               =============    =============    =============

                                                                        SUB-ACCOUNTS
                                                               ------------------------------
                                                                  FIDELITY
                                                                   EQUITY-          FIDELITY
                                                                   INCOME            GROWTH
                                                               ------------------------------
INVESTMENT INCOME
   Dividend Income                                             $     169,354    $      48,916
   Mortality and Expense Risk Charge                                 (83,052)        (154,348)
                                                               -------------    -------------
NET INVESTMENT INCOME (LOSS)                                          86,302         (105,432)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares              (186,860)      (1,343,976)
   Realized Capital Gain Distributions Received                            -                -
   Net Change in Unrealized Appreciation (Depreciation)            2,623,556        6,448,368
                                                               -------------    -------------
NET GAIN (LOSS) ON INVESTMENTS                                     2,436,696        5,104,392
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $   2,522,998    $   4,998,960
                                                               =============    =============

@ For the period from May 1, 2003 (commencement of operations) through December 31, 2003

                                                                                 SUB-ACCOUNTS
                                                               -----------------------------------------------
                                                                  FIDELITY         FIDELITY
                                                                    HIGH             MONEY          FIDELITY
                                                                   INCOME           MARKET          OVERSEAS
                                                               -----------------------------------------------
INVESTMENT INCOME
   Dividend Income                                             $     166,293    $      49,987    $      30,469
   Mortality and Expense Risk Charge                                 (17,160)         (40,120)         (31,090)
                                                               -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)                                         149,133            9,867             (621)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares              (145,089)               -         (349,608)
   Realized Capital Gain Distributions Received                            -                -                -
   Net Change in Unrealized Appreciation (Depreciation)              448,220                -        1,643,586
                                                               -------------    -------------    -------------
NET GAIN (LOSS) ON INVESTMENTS                                       303,131                -        1,293,978
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $     452,264    $       9,867    $   1,293,357
                                                               =============    =============    =============

                                                                        SUB-ACCOUNTS
                                                               ------------------------------
                                                                                   FIDELITY
                                                                  FIDELITY          ASSET
                                                                 INDEX 500       MGR: GROWTH
                                                               ------------------------------
INVESTMENT INCOME
   Dividend Income                                             $     128,970    $      30,722
   Mortality and Expense Risk Charge                                 (73,153)          (8,878)
                                                               -------------    -------------
NET INVESTMENT INCOME (LOSS)                                          55,817           21,844
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares              (249,399)         (70,183)
   Realized Capital Gain Distributions Received                            -                -
   Net Change in Unrealized Appreciation (Depreciation)            2,348,481          260,991
                                                               -------------    -------------
NET GAIN (LOSS) ON INVESTMENTS                                     2,099,082          190,808
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $   2,154,899    $     212,652
                                                               =============    =============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                SUB-ACCOUNTS
                                                               -----------------------------------------------
                                                                 FIDELITY                          FIDELITY
                                                                   ASSET           FIDELITY       INVESTMENT
                                                                  MANAGER         CONTRAFUND      GRADE BOND
                                                               -----------------------------------------------
INVESTMENT INCOME
   Dividend Income                                             $     289,891    $      31,544    $      64,577
   Mortality and Expense Risk Charge                                 (68,221)         (58,037)         (14,660)
                                                               -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)                                         221,670          (26,493)          49,917
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares              (293,484)         (88,470)          33,860
   Realized Capital Gain Distributions Received                            -                -           22,722
   Net Change in Unrealized Appreciation (Depreciation)            1,274,000        1,797,439          (39,175)
                                                               -------------    -------------    -------------
NET GAIN (LOSS) ON INVESTMENTS                                       980,516        1,708,969           17,407
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $   1,202,186    $   1,682,476    $      67,324
                                                               =============    =============    =============

                                                                        SUB-ACCOUNTS
                                                               ------------------------------
                                                                                  FIDELITY
                                                                  FIDELITY        GROWTH &
                                                                  BALANCED         INCOME
                                                               ------------------------------
INVESTMENT INCOME
   Dividend Income                                             $       3,547    $       8,987
   Mortality and Expense Risk Charge                                    (909)          (7,141)
                                                               -------------    -------------
NET INVESTMENT INCOME (LOSS)                                           2,638            1,846
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares                (2,146)         (12,191)
   Realized Capital Gain Distributions Received                            -                -
   Net Change in Unrealized Appreciation (Depreciation)               19,910          214,156
                                                               -------------    -------------
NET GAIN (LOSS) ON INVESTMENTS                                        17,764          201,965
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $      20,402    $     203,811
                                                               =============    =============

                                                                                SUB-ACCOUNTS
                                                               -----------------------------------------------
                                                                 FIDELITY           AIM              AIM
                                                                  GROWTH         AGGRESSIVE         CAPITAL
                                                               OPPORTUNITIES       GROWTH        DEVELOPMENT@
                                                               -----------------------------------------------
INVESTMENT INCOME
   Dividend Income                                             $       5,634    $           -    $           -
   Mortality and Expense Risk Charge                                  (5,297)          (3,909)              (5)
                                                               -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)                                             337           (3,909)              (5)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares               (21,788)         (18,325)              17
   Realized Capital Gain Distributions Received                            -                -                -
   Net Change in Unrealized Appreciation (Depreciation)              219,351          155,895              237
                                                               -------------    -------------    -------------
NET GAIN (LOSS) ON INVESTMENTS                                       197,563          137,570              254
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $     197,900    $     133,661    $         249
                                                               =============    =============    =============

                                                                        SUB-ACCOUNTS
                                                               ------------------------------
                                                                                    AIM
                                                                    AIM         INTERNATIONAL
                                                                  GROWTH           GROWTH@
                                                               ------------------------------
INVESTMENT INCOME
   Dividend Income                                             $           -    $           6
   Mortality and Expense Risk Charge                                  (2,345)              (1)
                                                               -------------    -------------
NET INVESTMENT INCOME (LOSS)                                          (2,345)               5
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares                (5,216)               7
   Realized Capital Gain Distributions Received                            -                -
   Net Change in Unrealized Appreciation (Depreciation)               98,577               81
                                                               -------------    -------------
NET GAIN (LOSS) ON INVESTMENTS                                        93,361               88
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $      91,016    $          93
                                                               =============    =============

@ For the period from May 1, 2003 (commencement of operations) through December 31, 2003

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                SUB-ACCOUNTS
                                                               -----------------------------------------------
                                                                 FEDERATED        FEDERATED
                                                                   HIGH            CAPITAL         FRANKLIN
                                                                  INCOME           INCOME          SMALL CAP
                                                               -----------------------------------------------
INVESTMENT INCOME
   Dividend Income                                             $      13,504    $       3,995    $           -
   Mortality and Expense Risk Charge                                  (1,440)            (504)          (4,366)
                                                               -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)                                          12,064            3,491           (4,366)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares                  (426)          (1,917)         (30,457)
   Realized Capital Gain Distributions Received                            -                -                -
   Net Change in Unrealized Appreciation (Depreciation)               27,425           12,607          234,829
                                                               -------------    -------------    -------------
NET GAIN (LOSS) ON INVESTMENTS                                        26,999           10,690          204,372
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $      39,063    $      14,181    $     200,006
                                                               =============    =============    =============

                                                                       SUB-ACCOUNTS
                                                               ------------------------------
                                                                 FRANKLIN          MUTUAL
                                                                   U.S.            SHARES
                                                                GOVERNMENT       SECURITIES
                                                               ------------------------------
INVESTMENT INCOME
   Dividend Income                                             $      15,338    $         359
   Mortality and Expense Risk Charge                                  (1,908)            (278)
                                                               -------------    -------------
NET INVESTMENT INCOME (LOSS)                                          13,430               81
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares                  (813)             146
   Realized Capital Gain Distributions Received                            -                -
   Net Change in Unrealized Appreciation (Depreciation)               (8,860)          10,617
                                                               -------------    -------------
NET GAIN (LOSS) ON INVESTMENTS                                        (9,673)          10,763
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $       3,757    $      10,844
                                                               =============    =============

                                                                                SUB-ACCOUNTS
                                                               -----------------------------------------------
                                                                 TEMPLETON        TEMPLETON           ING
                                                                DEVELOPING         GROWTH           NATURAL
                                                                  MARKETS        SECURITIES        RESOURCES
                                                               -----------------------------------------------
INVESTMENT INCOME
   Dividend Income                                             $       1,080    $      14,267    $           -
   Mortality and Expense Risk Charge                                    (706)          (6,310)          (2,000)
                                                               -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)                                             374            7,957           (2,000)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares                 1,572            9,372           (8,262)
   Realized Capital Gain Distributions Received                            -                -                -
   Net Change in Unrealized Appreciation (Depreciation)               45,637          217,751           63,985
                                                               -------------    -------------    -------------
NET GAIN (LOSS) ON INVESTMENTS                                        47,209          227,123           55,723
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $      47,583    $     235,080    $      53,723
                                                               =============    =============    =============

                                                                        SUB-ACCOUNTS
                                                               ------------------------------
                                                                   ING
                                                                 EMERGING          SCUDDER
                                                                  MARKETS         BALANCED
                                                               ------------------------------
INVESTMENT INCOME
   Dividend Income                                             $           -    $      16,566
   Mortality and Expense Risk Charge                                  (5,484)          (4,983)
                                                               -------------    -------------
NET INVESTMENT INCOME (LOSS)                                          (5,484)          11,583
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares               (54,308)          (7,345)
   Realized Capital Gain Distributions Received                            -                -
   Net Change in Unrealized Appreciation (Depreciation)              308,104          108,812
                                                               -------------    -------------
NET GAIN (LOSS) ON INVESTMENTS                                       253,796          101,467
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $     248,312    $     113,050
                                                               =============    =============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                SUB-ACCOUNTS
                                                               -----------------------------------------------
                                                                                 J.P. MORGAN      J.P. MORGAN
                                                                  SCUDDER        U.S. LARGE      INTERNATIONAL
                                                               INTERNATIONAL     CAP EQUITY         EQUITY@
                                                               -----------------------------------------------
INVESTMENT INCOME
   Dividend Income                                             $       1,015    $       4,056    $           -
   Mortality and Expense Risk Charge                                    (931)          (3,866)             (18)
                                                               -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)                                              84              190              (18)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares                (5,639)         (10,221)              38
   Realized Capital Gain Distributions Received                            -                -                -
   Net Change in Unrealized Appreciation (Depreciation)               41,285          148,916            1,318
                                                               -------------    -------------    -------------
NET GAIN (LOSS) ON INVESTMENTS                                        35,646          138,695            1,356
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $      35,730    $     138,885    $       1,338
                                                               =============    =============    =============

                                                                        SUB-ACCOUNTS
                                                               ------------------------------
                                                                J.P. MORGAN        WANGER
                                                                  MID CAP       U.S. SMALLER
                                                                  VALUE@          COMPANIES
                                                               ------------------------------
INVESTMENT INCOME
   Dividend Income                                             $           -    $           -
   Mortality and Expense Risk Charge                                    (187)          (3,976)
                                                               -------------    -------------
NET INVESTMENT INCOME (LOSS)                                            (187)          (3,976)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares                    58             (501)
   Realized Capital Gain Distributions Received                            -                -
   Net Change in Unrealized Appreciation (Depreciation)                8,012          207,326
                                                               -------------    -------------
NET GAIN (LOSS) ON INVESTMENTS                                         8,070          206,825
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $       7,883    $     202,849
                                                               =============    =============

@ For the period from May 1, 2003 (commencement of operations) through December 31, 2003

                                                                                         SUB-ACCOUNTS
                                                               ----------------------------------------------------------------
                                                                  AMERICAN        AMERICAN         AMERICAN         AMERICAN
                                                                   CENTURY         CENTURY          CENTURY          CENTURY
                                                                  BALANCED      INTERNATIONAL        VALUE           ULTRA@
                                                               ----------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                             $      12,998    $       4,831    $       6,634    $           -
   Mortality and Expense Risk Charge                                  (4,053)          (4,749)          (4,332)             (11)
                                                               -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)                                           8,945               82            2,302              (11)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares                (7,169)         (62,803)          35,160                4
   Realized Capital Gain Distributions Received                            -                -                -                -
   Net Change in Unrealized Appreciation (Depreciation)               98,991          217,429          106,801              263
                                                               -------------    -------------    -------------    -------------
NET GAIN (LOSS) ON INVESTMENTS                                        91,822          154,626          141,961              267
                                                               -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $     100,767    $     154,708    $     144,263    $         256
                                                               =============    =============    =============    =============

@ For the period from May 1, 2003 (commencement of operations) through December 31, 2003

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31, 2002 AND 2003

                                                                                SUB-ACCOUNTS
                                                               -----------------------------------------------
                                                                                   SAFECO           SAFECO
                                                                  SAFECO            CORE            GROWTH
                                                                   BOND            EQUITY        OPPORTUNITIES
                                                               -----------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                  $     906,542    $   7,045,093    $   9,548,269
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                       49,263            7,027          (60,400)
   Realized Gains (Losses)                                            (2,462)      (1,308,260)        (856,304)
   Net Change in Unrealized Appreciation (Depreciation)               19,918         (743,751)      (2,912,140)
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                          66,719       (2,044,984)      (3,828,844)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                399,419        3,301,848        2,348,651
      ENHANCED Variable Universal Life                               647,683        3,589,646        3,755,093
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                               (186,449)      (3,727,541)      (1,802,906)
      ENHANCED Variable Universal Life                              (682,206)      (3,917,103)      (4,119,884)
                                                               -------------    -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                       178,447         (753,150)         180,954
                                                               -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              245,166       (2,798,134)      (3,647,890)
                                                               -------------    -------------    -------------

NET ASSETS AT DECEMBER 31, 2002                                    1,151,708        4,246,959        5,900,379

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                       43,666            8,923          (53,332)
   Realized Gains (Losses)                                             8,531         (188,994)        (410,928)
   Net Change in Unrealized Appreciation (Depreciation)              (20,526)       1,162,606        2,919,265
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                          31,671          982,535        2,455,005
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                427,955          881,829        1,424,127
      ENHANCED Variable Universal Life                               201,935          464,178        1,418,254
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                               (293,803)        (752,822)      (1,053,649)
      ENHANCED Variable Universal Life                              (296,876)        (747,590)      (1,392,969)
                                                               -------------    -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                        39,211         (154,405)         395,763
                                                               -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               70,882          828,130        2,850,768
                                                               -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                $   1,222,590    $   5,075,089    $   8,751,147
                                                               =============    =============    =============

                                                                       SUB-ACCOUNTS
                                                               ------------------------------
                                                                  SAFECO           SAFECO
                                                                 MULTI-CAP        SMALL-CAP
                                                                   CORE             VALUE
                                                               ------------------------------
NET ASSETS AT JANUARY 1, 2002                                  $   1,687,851    $     238,939
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                       (9,444)            (405)
   Realized Gains (Losses)                                           (87,215)         (12,302)
   Net Change in Unrealized Appreciation (Depreciation)             (333,153)         (51,096)
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                        (429,812)         (63,803)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                458,295        1,736,577
      ENHANCED Variable Universal Life                                96,093                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                               (237,812)      (1,316,506)
      ENHANCED Variable Universal Life                              (173,163)               -
                                                               -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                       143,413          420,071
                                                               -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (286,399)         356,268
                                                               -------------    -------------

NET ASSETS AT DECEMBER 31, 2002                                    1,401,452          595,207

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                       (7,446)            (320)
   Realized Gains (Losses)                                           (67,700)          29,058
   Net Change in Unrealized Appreciation (Depreciation)              701,215          257,036
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                         626,069          285,774
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                427,990          424,025
      ENHANCED Variable Universal Life                               115,858                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                               (274,692)        (335,089)
      ENHANCED Variable Universal Life                              (298,446)               -
                                                               -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                       (29,290)          88,936
                                                               -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              596,779          374,710
                                                               -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                $   1,998,231    $     969,917
                                                               =============    =============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                SUB-ACCOUNTS
                                                               -----------------------------------------------
                                                                  INVESCO          INVESCO          DREYFUS
                                                                  HEALTH         REAL ESTATE        MIDCAP
                                                                 SCIENCES@       OPPORTUNITY         STOCK
                                                               -----------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                  $           -    $      52,523    $     412,152
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                            -            8,306           (1,724)
   Realized Gains (Losses)                                                 -              587           (7,786)
   Net Change in Unrealized Appreciation (Depreciation)                    -           10,952          (95,313)
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                               -           19,845         (104,823)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                      -          923,056          841,092
      ENHANCED Variable Universal Life                                     -                -                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                                      -          (48,439)        (212,954)
      ENHANCED Variable Universal Life                                     -                -                -
                                                               -------------    -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                             -          874,617          628,138
                                                               -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    -          894,462          523,315
                                                               -------------    -------------    -------------

NET ASSETS AT DECEMBER 31, 2002                                            -          946,985          935,467

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                          (15)          11,345           (4,625)
   Realized Gains (Losses)                                                 7           50,807            3,029
   Net Change in Unrealized Appreciation (Depreciation)                  358          297,991          313,495
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                             350          360,143          311,899
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                  5,790          738,590          487,682
      ENHANCED Variable Universal Life                                     -                -                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                                   (774)        (823,121)        (403,128)
      ENHANCED Variable Universal Life                                     -                -                -
                                                               -------------    -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                         5,016          (84,531)          84,554
                                                               -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                5,366          275,612          396,453
                                                               -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                $       5,366    $   1,222,597    $   1,331,920
                                                               =============    =============    =============

                                                                        SUB-ACCOUNTS
                                                               ------------------------------
                                                                  DREYFUS
                                                                TECHNOLOGY         DREYFUS
                                                                  GROWTH        APPRECIATION
                                                               ------------------------------
NET ASSETS AT JANUARY 1, 2002                                  $     283,876    $   1,125,592
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                       (1,770)           4,622
   Realized Gains (Losses)                                           (39,752)         (71,383)
   Net Change in Unrealized Appreciation (Depreciation)              (88,397)        (190,549)
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                        (129,919)        (257,310)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                178,601        1,688,263
      ENHANCED Variable Universal Life                                     -                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                               (107,269)      (1,483,190)
      ENHANCED Variable Universal Life                                     -                -
                                                               -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                        71,332          205,073
                                                               -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              (58,587)         (52,237)
                                                               -------------    -------------

NET ASSETS AT DECEMBER 31, 2002                                      225,289        1,073,355

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                       (2,182)           4,978
   Realized Gains (Losses)                                           (18,507)         (81,763)
   Net Change in Unrealized Appreciation (Depreciation)              145,439          237,258
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                         124,750          160,473
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                175,087          220,072
      ENHANCED Variable Universal Life                                     -                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                               (125,556)        (607,727)
      ENHANCED Variable Universal Life                                     -                -
                                                               -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                        49,531         (387,655)
                                                               -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              174,281         (227,182)
                                                               -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                $     399,570    $     846,173
                                                               =============    =============

@ For the period from May 1, 2003 (commencement of operations) through December 31, 2003.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                SUB-ACCOUNTS
                                                               -----------------------------------------------
                                                                  DREYFUS          DREYFUS          DREYFUS
                                                                  QUALITY         SOCIALLY           STOCK
                                                                   BOND          RESPONSIBLE        INDEX@
                                                               -----------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                  $     234,165    $     170,867    $           -
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                       14,924             (774)               -
   Realized Gains (Losses)                                              (382)         (10,268)               -
   Net Change in Unrealized Appreciation (Depreciation)               10,459          (56,585)               -
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                          25,001          (67,627)               -
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                254,697          139,685                -
      ENHANCED Variable Universal Life                                     -                -                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                                (68,731)         (51,713)               -
      ENHANCED Variable Universal Life                                     -                -                -
                                                               -------------    -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                       185,966           87,972                -
                                                               -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              210,967           20,345                -
                                                               -------------    -------------    -------------

NET ASSETS AT DECEMBER 31, 2002                                      445,132          191,212                -

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                       16,851           (1,326)           1,558
   Realized Gains (Losses)                                            12,728           (9,548)          45,436
   Net Change in Unrealized Appreciation (Depreciation)               (9,233)          65,091            1,716
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                          20,346           54,217           48,710
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                251,423           98,295        1,960,468
      ENHANCED Variable Universal Life                                     -                -                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                               (172,076)         (56,314)      (1,945,985)
      ENHANCED Variable Universal Life                                     -                -                -
                                                               -------------    -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                        79,347           41,981           14,483
                                                               -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               99,693           96,198           63,193
                                                               -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                $     544,825    $     287,410    $      63,193
                                                               =============    =============    =============

                                                                        SUB-ACCOUNTS
                                                               ------------------------------
                                                                 FIDELITY
                                                                  EQUITY-         FIDELITY
                                                                  INCOME           GROWTH
                                                               ------------------------------
NET ASSETS AT JANUARY 1, 2002                                  $  11,188,666    $  26,246,679
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                       89,190         (124,932)
   Realized Gains (Losses)                                            80,538       (1,544,218)
   Net Change in Unrealized Appreciation (Depreciation)           (2,153,476)      (6,150,542)
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                      (1,983,748)      (7,819,692)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                280,139        2,594,277
      ENHANCED Variable Universal Life                             1,615,071        2,123,119
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                               (322,000)      (2,351,502)
      ENHANCED Variable Universal Life                            (2,006,094)      (3,985,018)
                                                               -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                      (432,884)      (1,619,124)
                                                               -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (2,416,632)      (9,438,816)
                                                               -------------    -------------

NET ASSETS AT DECEMBER 31, 2002                                    8,772,034       16,807,863

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                       86,302         (105,432)
   Realized Gains (Losses)                                          (186,860)      (1,343,976)
   Net Change in Unrealized Appreciation (Depreciation)            2,623,556        6,448,368
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                       2,522,998        4,998,960
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                965,357        1,845,340
      ENHANCED Variable Universal Life                             1,241,115        2,022,564
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                               (379,195)      (1,532,311)
      ENHANCED Variable Universal Life                            (1,741,883)      (3,473,511)
                                                               -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                        85,394       (1,137,918)
                                                               -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            2,608,392        3,861,042
                                                               -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                $  11,380,426    $  20,668,905
                                                               =============    =============

@ For the period from May 1, 2003 (commencement of operations) through December 31, 2003.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                SUB-ACCOUNTS
                                                               -----------------------------------------------
                                                                 FIDELITY         FIDELITY
                                                                   HIGH             MONEY          FIDELITY
                                                                  INCOME           MARKET          OVERSEAS
                                                               -----------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                  $   1,968,267    $   4,871,227    $   4,601,101
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                      191,450           44,218           (3,795)
   Realized Gains (Losses)                                          (252,240)               -         (550,231)
   Net Change in Unrealized Appreciation (Depreciation)               98,505                -         (407,854)
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                          37,715           44,218         (961,880)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                 45,380       14,825,837           95,390
      ENHANCED Variable Universal Life                               733,905        9,683,779        1,543,555
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                                (46,084)     (14,649,792)        (110,631)
      ENHANCED Variable Universal Life                              (807,456)      (8,971,409)      (1,776,862)
                                                               -------------    -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                       (74,255)         888,415         (248,548)
                                                               -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              (36,540)         932,633       (1,210,428)
                                                               -------------    -------------    -------------

NET ASSETS AT DECEMBER 31, 2002                                    1,931,727        5,803,860        3,390,673

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                      149,133            9,867             (621)
   Realized Gains (Losses)                                          (145,089)               -         (349,608)
   Net Change in Unrealized Appreciation (Depreciation)              448,220                -        1,643,586
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                         452,264            9,867        1,293,357
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                 35,349        9,949,377           89,426
      ENHANCED Variable Universal Life                               582,683        5,736,010          541,291
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                                (72,421)     (10,086,035)         (70,426)
      ENHANCED Variable Universal Life                            (1,296,340)      (6,600,131)      (1,085,293)
                                                               -------------    -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                      (750,729)      (1,000,779)        (525,002)
                                                               -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (298,465)        (990,912)         768,355
                                                               -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                $   1,633,262    $   4,812,948    $   4,159,028
                                                               =============    =============    =============

                                                                        SUB-ACCOUNTS
                                                               ------------------------------
                                                                                  FIDELITY
                                                                 FIDELITY        ASSET MGR:
                                                                 INDEX 500         GROWTH
                                                               ------------------------------
NET ASSETS AT JANUARY 1, 2002                                  $  11,364,709    $   1,592,791
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                       49,695           30,027
   Realized Gains (Losses)                                          (297,105)        (171,380)
   Net Change in Unrealized Appreciation (Depreciation)           (2,283,777)        (102,361)
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                      (2,531,187)        (243,714)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                725,155          117,636
      ENHANCED Variable Universal Life                               962,567          178,681
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                               (985,411)        (348,199)
      ENHANCED Variable Universal Life                            (1,413,249)        (282,384)
                                                               -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                      (710,938)        (334,266)
                                                               -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (3,242,125)        (577,980)
                                                               -------------    -------------

NET ASSETS AT DECEMBER 31, 2002                                    8,122,584        1,014,811

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                       55,817           21,844
   Realized Gains (Losses)                                          (249,399)         (70,183)
   Net Change in Unrealized Appreciation (Depreciation)            2,348,481          260,991
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                       2,154,899          212,652
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                567,368           55,454
      ENHANCED Variable Universal Life                             2,639,617          150,091
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                               (700,825)         (52,381)
      ENHANCED Variable Universal Life                            (3,282,942)        (249,329)
                                                               -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                      (776,782)         (96,165)
                                                               -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            1,378,117          116,487
                                                               -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                $   9,500,701    $   1,131,298
                                                               =============    =============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                SUB-ACCOUNTS
                                                               -----------------------------------------------
                                                                 FIDELITY                          FIDELITY
                                                                   ASSET          FIDELITY        INVESTMENT
                                                                  MANAGER        CONTRAFUND       GRADE BOND
                                                               -----------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                  $   9,286,659    $   7,719,022    $   1,196,576
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                      262,751             (735)          31,581
   Realized Gains (Losses)                                          (255,997)        (154,907)          19,843
   Net Change in Unrealized Appreciation (Depreciation)             (885,466)        (591,846)          91,613
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                        (878,712)        (747,488)         143,037
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                107,320          382,477            9,033
      ENHANCED Variable Universal Life                               989,949        1,075,698        1,089,620
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                               (194,865)        (431,059)         (12,890)
      ENHANCED Variable Universal Life                            (1,558,688)      (1,578,254)        (635,363)
                                                               -------------    -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                      (656,284)        (551,138)         450,400
                                                               -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (1,534,996)      (1,298,626)         593,437
                                                               -------------    -------------    -------------

NET ASSETS AT DECEMBER 31, 2002                                    7,751,663        6,420,396        1,790,013

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                      221,670          (26,493)          49,917
   Realized Gains (Losses)                                          (293,484)         (88,470)          56,582
   Net Change in Unrealized Appreciation (Depreciation)            1,274,000        1,797,439          (39,175)
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                       1,202,186        1,682,476           67,324
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                172,254          361,313            9,937
      ENHANCED Variable Universal Life                               926,096          937,128          358,412
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                               (246,902)        (292,283)          (6,314)
      ENHANCED Variable Universal Life                            (1,916,075)      (1,447,688)        (722,147)
                                                               -------------    -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                    (1,064,627)        (441,530)        (360,112)
                                                               -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              137,559        1,240,946         (292,788)
                                                               -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                $   7,889,222    $   7,661,342    $   1,497,225
                                                               =============    =============    =============

                                                                        SUB-ACCOUNTS
                                                               ------------------------------
                                                                                  FIDELITY
                                                                 FIDELITY         GROWTH &
                                                                 BALANCED          INCOME
                                                               ------------------------------
NET ASSETS AT JANUARY 1, 2002                                  $     157,126    $     623,805
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                        3,659            3,216
   Realized Gains (Losses)                                            (8,360)         (23,126)
   Net Change in Unrealized Appreciation (Depreciation)               (8,270)        (111,478)
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                         (12,971)        (131,388)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                 49,419          371,535
      ENHANCED Variable Universal Life                                     -                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                                (72,178)        (196,248)
      ENHANCED Variable Universal Life                                     -                -
                                                               -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                       (22,759)         175,287
                                                               -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              (35,730)          43,899
                                                               -------------    -------------

NET ASSETS AT DECEMBER 31, 2002                                      121,396          667,704

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                        2,638            1,846
   Realized Gains (Losses)                                            (2,146)         (12,191)
   Net Change in Unrealized Appreciation (Depreciation)               19,910          214,156
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                          20,402          203,811
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                 38,100          973,841
      ENHANCED Variable Universal Life                                     -                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                                (32,899)        (336,919)
      ENHANCED Variable Universal Life                                     -                -
                                                               -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                         5,201          636,922
                                                               -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               25,603          840,733
                                                               -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                $     146,999    $   1,508,437
                                                               =============    =============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                SUB-ACCOUNTS
                                                               -----------------------------------------------
                                                                 FIDELITY            AIM              AIM
                                                                  GROWTH         AGGRESSIVE         CAPITAL
                                                               OPPORTUNITIES       GROWTH        DEVELOPMENT@
                                                               -----------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                  $     776,031    $     537,904    $           -
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                        2,502           (3,771)               -
   Realized Gains (Losses)                                           (53,615)         (78,386)               -
   Net Change in Unrealized Appreciation (Depreciation)             (119,136)         (69,405)               -
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                        (170,249)        (151,562)               -
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                263,126          410,548                -
      ENHANCED Variable Universal Life                                     -                -                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                               (273,251)        (312,051)               -
      ENHANCED Variable Universal Life                                     -                -                -
                                                               -------------    -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                       (10,125)          98,497                -
                                                               -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (180,374)         (53,065)               -
                                                               -------------    -------------    -------------

NET ASSETS AT DECEMBER 31, 2002                                      595,657          484,839                -

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                          337           (3,909)              (5)
   Realized Gains (Losses)                                           (21,788)         (18,325)              17
   Net Change in Unrealized Appreciation (Depreciation)              219,351          155,895              237
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                         197,900          133,661              249
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                356,226          216,678            2,919
      ENHANCED Variable Universal Life                                     -                -                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                               (210,840)        (139,195)            (362)
      ENHANCED Variable Universal Life                                     -                -                -
                                                               -------------    -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                       145,386           77,483            2,557
                                                               -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              343,286          211,144            2,806
                                                               -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                $     938,943    $     695,983    $       2,806
                                                               =============    =============    =============

                                                                        SUB-ACCOUNTS
                                                               ------------------------------
                                                                                    AIM
                                                                    AIM         INTERNATIONAL
                                                                  GROWTH           GROWTH@
                                                               ------------------------------
NET ASSETS AT JANUARY 1, 2002                                  $   1,141,439    $           -
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                       (3,192)               -
   Realized Gains (Losses)                                          (118,423)               -
   Net Change in Unrealized Appreciation (Depreciation)              (27,583)               -
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                        (149,198)               -
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                              1,621,281                -
      ENHANCED Variable Universal Life                                     -                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                             (2,332,212)               -
      ENHANCED Variable Universal Life                                     -                -
                                                               -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                      (710,931)               -
                                                               -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (860,129)               -
                                                               -------------    -------------

NET ASSETS AT DECEMBER 31, 2002                                      281,310                -

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                       (2,345)               5
   Realized Gains (Losses)                                            (5,216)               7
   Net Change in Unrealized Appreciation (Depreciation)               98,577               81
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                          91,016               93
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                142,143            1,680
      ENHANCED Variable Universal Life                                     -                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                               (101,804)            (353)
      ENHANCED Variable Universal Life                                     -                -
                                                               -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                        40,339            1,327
                                                               -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              131,355            1,420
                                                               -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                $     412,665    $       1,420
                                                               =============    =============

@ For the period from May 1, 2003 (commencement of operations) through December 31, 2003.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                SUB-ACCOUNTS
                                                               -----------------------------------------------
                                                                 FEDERATED        FEDERATED
                                                                   HIGH            CAPITAL         FRANKLIN
                                                                  INCOME           INCOME          SMALL CAP
                                                               -----------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                  $     113,471    $      55,546    $     668,237
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                       10,687            2,564           (2,611)
   Realized Gains (Losses)                                            (3,322)          (3,640)        (122,023)
   Net Change in Unrealized Appreciation (Depreciation)               (7,095)         (15,208)         (81,009)
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                             270          (16,284)        (205,643)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                 88,838           34,349          635,667
      ENHANCED Variable Universal Life                                     -                -                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                                (34,489)         (17,436)        (547,788)
      ENHANCED Variable Universal Life                                     -                -                -
                                                               -------------    -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                        54,349           16,913           87,879
                                                               -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               54,619              629         (117,764)
                                                               -------------    -------------    -------------

NET ASSETS AT DECEMBER 31, 2002                                      168,090           56,175          550,473

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                       12,064            3,491           (4,366)
   Realized Gains (Losses)                                              (426)          (1,917)         (30,457)
   Net Change in Unrealized Appreciation (Depreciation)               27,425           12,607          234,829
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                          39,063           14,181          200,006
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                 53,079           37,181          332,711
      ENHANCED Variable Universal Life                                     -                -                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                                (24,573)         (15,929)        (335,070)
      ENHANCED Variable Universal Life                                     -                -                -
                                                               -------------    -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                        28,506           21,252           (2,359)
                                                               -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               67,569           35,433          197,647
                                                               -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                $     235,659    $      91,608    $     748,120
                                                               =============    =============    =============

                                                                        SUB-ACCOUNTS
                                                               ------------------------------
                                                                 FRANKLIN          MUTUAL
                                                                   U.S.            SHARES
                                                                GOVERNMENT       SECURITIES#
                                                               ------------------------------
NET ASSETS AT JANUARY 1, 2002                                  $      61,037    $           -
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                        6,040                5
   Realized Gains (Losses)                                               636              (68)
   Net Change in Unrealized Appreciation (Depreciation)                3,270             (629)
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                           9,946             (692)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                158,550           13,185
      ENHANCED Variable Universal Life                                     -                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                                (46,550)          (2,030)
      ENHANCED Variable Universal Life                                     -                -
                                                               -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                       112,000           11,155
                                                               -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              121,946           10,463
                                                               -------------    -------------

NET ASSETS AT DECEMBER 31, 2002                                      182,983           10,463

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                       13,430               81
   Realized Gains (Losses)                                              (813)             146
   Net Change in Unrealized Appreciation (Depreciation)               (8,860)          10,617
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                           3,757           10,844
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                210,540           75,619
      ENHANCED Variable Universal Life                                     -                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                                (90,481)         (12,428)
      ENHANCED Variable Universal Life                                     -                -
                                                               -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                       120,059           63,191
                                                               -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              123,816           74,035
                                                               -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                $     306,799    $      84,498
                                                               =============    =============

# For the period from May 1, 2002 (commencement of operations) through December 31, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                SUB-ACCOUNTS
                                                               -----------------------------------------------
                                                                 TEMPLETON        TEMPLETON           ING
                                                                DEVELOPING         GROWTH           NATURAL
                                                                  MARKETS        SECURITIES#       RESOURCES
                                                               -----------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                  $      23,489    $           -    $     329,828
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                          376             (695)          (2,298)
   Realized Gains (Losses)                                            (1,034)            (781)          (8,658)
   Net Change in Unrealized Appreciation (Depreciation)               (4,730)          (8,099)          (4,446)
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                          (5,388)          (9,575)         (15,402)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                109,879        1,327,459            6,708
      ENHANCED Variable Universal Life                                     -                -          129,414
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                                (46,720)        (199,308)          (6,070)
      ENHANCED Variable Universal Life                                     -                -         (143,337)
                                                               -------------    -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                        63,159        1,128,151          (13,285)
                                                               -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               57,771        1,118,576          (28,687)
                                                               -------------    -------------    -------------

NET ASSETS AT DECEMBER 31, 2002                                       81,260        1,118,576          301,141

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                          374            7,957           (2,000)
   Realized Gains (Losses)                                             1,572            9,372           (8,262)
   Net Change in Unrealized Appreciation (Depreciation)               45,637          217,751           63,985
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                          47,583          235,080           53,723
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                146,439          676,863            5,869
      ENHANCED Variable Universal Life                                     -                -           98,633
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                                (56,427)        (999,086)          (5,490)
      ENHANCED Variable Universal Life                                     -                -         (201,056)
                                                               -------------    -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                        90,012         (322,223)        (102,044)
                                                               -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              137,595          (87,143)         (48,321)
                                                               -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                $     218,855    $   1,031,433    $     252,820
                                                               =============    =============    =============

                                                                        SUB-ACCOUNTS
                                                               ------------------------------
                                                                    ING
                                                                 EMERGING          SCUDDER
                                                                  MARKETS         BALANCED
                                                               ------------------------------
NET ASSETS AT JANUARY 1, 2002                                  $     636,672    $     402,682
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                       (6,065)           8,698
   Realized Gains (Losses)                                          (133,059)          (9,049)
   Net Change in Unrealized Appreciation (Depreciation)               51,200          (83,840)
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                         (87,924)         (84,191)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                 27,744          404,787
      ENHANCED Variable Universal Life                               670,679                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                                (30,018)        (152,928)
      ENHANCED Variable Universal Life                              (618,691)               -
                                                               -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                        49,714          251,859
                                                               -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              (38,210)         167,668
                                                               -------------    -------------

NET ASSETS AT DECEMBER 31, 2002                                      598,462          570,350

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                       (5,484)          11,583
   Realized Gains (Losses)                                           (54,308)          (7,345)
   Net Change in Unrealized Appreciation (Depreciation)              308,104          108,812
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                         248,312          113,050
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                 74,755          300,082
      ENHANCED Variable Universal Life                               139,515                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                                (64,752)        (194,448)
      ENHANCED Variable Universal Life                              (215,632)               -
                                                               -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                       (66,114)         105,634
                                                               -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              182,198          218,684
                                                               -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                $     780,660    $     789,034
                                                               =============    =============

# For the period from May 1, 2002 (commencement of operations) through December 31, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                SUB-ACCOUNTS
                                                               -----------------------------------------------
                                                                                 J.P. MORGAN      J.P. MORGAN
                                                                  SCUDDER        U.S. LARGE      INTERNATIONAL
                                                               INTERNATIONAL     CAP EQUITY         EQUITY@
                                                               -----------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                  $     100,874    $     448,136    $           -
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                           98           (2,797)               -
   Realized Gains (Losses)                                            (8,924)         (29,303)               -
   Net Change in Unrealized Appreciation (Depreciation)              (12,594)         (90,769)               -
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                         (21,420)        (122,869)               -
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                 80,611          291,262                -
      ENHANCED Variable Universal Life                                     -                -                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                                (45,486)        (170,198)               -
      ENHANCED Variable Universal Life                                     -                -                -
                                                               -------------    -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                        35,125          121,064                -
                                                               -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               13,705           (1,805)               -
                                                               -------------    -------------    -------------

NET ASSETS AT DECEMBER 31, 2002                                      114,579          446,331                -

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                           84              190              (18)
   Realized Gains (Losses)                                            (5,639)         (10,221)              38
   Net Change in Unrealized Appreciation (Depreciation)               41,285          148,916            1,318
                                                               -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                          35,730          138,885            1,338
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                 51,905          217,588           11,761
      ENHANCED Variable Universal Life                                     -                -                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                                (35,840)        (109,113)            (961)
      ENHANCED Variable Universal Life                                     -                -                -
                                                               -------------    -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                        16,065          108,475           10,800
                                                               -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               51,795          247,360           12,138
                                                               -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                $     166,374    $     693,691    $      12,138
                                                               =============    =============    =============

                                                                        SUB-ACCOUNTS
                                                               ------------------------------
                                                                J.P. MORGAN        WANGER
                                                                  MID CAP       U.S. SMALLER
                                                                  VALUE@          COMPANIES
                                                               ------------------------------
NET ASSETS AT JANUARY 1, 2002                                  $           -    $   1,347,332
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                            -           (7,378)
   Realized Gains (Losses)                                                 -          (94,795)
   Net Change in Unrealized Appreciation (Depreciation)                    -         (134,336)
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                               -         (236,509)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                      -          366,321
      ENHANCED Variable Universal Life                                     -                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                                      -         (991,019)
      ENHANCED Variable Universal Life                                     -                -
                                                               -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                             -         (624,698)
                                                               -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    -         (861,207)
                                                               -------------    -------------

NET ASSETS AT DECEMBER 31, 2002                                            -          486,125

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                         (187)          (3,976)
   Realized Gains (Losses)                                                58             (501)
   Net Change in Unrealized Appreciation (Depreciation)                8,012          207,326
                                                               -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                           7,883          202,849
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                 85,999          334,226
      ENHANCED Variable Universal Life                                     -                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                                 (3,045)        (276,813)
      ENHANCED Variable Universal Life                                     -                -
                                                               -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                        82,954           57,413
                                                               -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               90,837          260,262
                                                               -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                $      90,837    $     746,387
                                                               =============    =============

@ For the period from May 1, 2003 (commencement of operations) through December 31, 2003.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                         SUB-ACCOUNTS
                                                               ----------------------------------------------------------------
                                                                 AMERICAN         AMERICAN         AMERICAN         AMERICAN
                                                                  CENTURY          CENTURY          CENTURY          CENTURY
                                                                 BALANCED       INTERNATIONAL       VALUE#           ULTRA@
                                                               ----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                  $     342,804    $   1,684,532    $           -    $           -
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                        6,594            2,260           (1,654)               -
   Realized Gains (Losses)                                            (9,618)        (637,182)           1,129                -
   Net Change in Unrealized Appreciation (Depreciation)              (41,728)         267,597           (4,312)               -
                                                               -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                         (44,752)        (367,325)          (4,837)               -
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                328,213          649,892        1,168,552                -
      ENHANCED Variable Universal Life                                     -                -                -                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                               (147,064)      (1,350,953)        (430,975)               -
      ENHANCED Variable Universal Life                                     -                -                -                -
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                       181,149         (701,061)         737,577                -
                                                               -------------    -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              136,397       (1,068,386)         732,740                -
                                                               -------------    -------------    -------------    -------------

NET ASSETS AT DECEMBER 31, 2002                                      479,201          616,146          732,740                -

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                        8,945               82            2,302              (11)
   Realized Gains (Losses)                                            (7,169)         (62,803)          35,160                4
   Net Change in Unrealized Appreciation (Depreciation)               98,991          217,429          106,801              263
                                                               -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                         100,767          154,708          144,263              256
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      PREMIER Variable Universal Life                                423,720          233,027          448,351            4,016
      ENHANCED Variable Universal Life                                     -                -                -                -
   Contract Terminations, Transfers Out and
      Contract Maintenance Charges
      PREMIER Variable Universal Life                               (186,966)        (203,060)        (789,201)            (192)
      ENHANCED Variable Universal Life                                     -                -                -                -
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                       236,754           29,967         (340,850)           3,824
                                                               -------------    -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              337,521          184,675         (196,587)           4,080
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                $     816,722    $     800,821    $     536,153    $       4,080
                                                               =============    =============    =============    =============

# For the period from May 1, 2002 (commencement of operations) through December 31, 2002.
@ For the period from May 1, 2003 (commencement of operations) through December 31, 2003.

                        SEE NOTES TO FINANCIAL STATEMENTS

Safeco Separate Account SL

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Safeco Separate Account SL (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Safeco Life Insurance Company (Safeco Life), a wholly-owned subsidiary of Safeco Corporation. Purchasers of various Safeco Life variable universal life insurance products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units. Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of accumulation units. Each sub-account invests in shares of a designated portfolio of an open-ended registered investment company ("Mutual Fund") as indicated below. Not all sub-accounts are available in all Safeco Life variable universal life insurance products. The performance of the underlying portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

     On September 29, 2003, Safeco Corporation announced that it planned to sell the Safeco Life, its subsidiaries and affiliated mutual fund operations. The Separate Account is a unit investment trust of Safeco Life Insurance Company. See Note 7 to the financial statements.

     SUB-ACCOUNTS                                                         UNDERLYING PORTFOLIOS
     -----------------------------------------------------------------------------------------------------------------------------
                                                                          Safeco Resource Series Trust
     Safeco RST Bond (Safeco Bond)                                                  RST Bond Portfolio
     Safeco RST Core Equity (Safeco Core Equity) *                                  RST Core Equity Portfolio *
     Safeco RST Growth Opportunities (Safeco Growth
        Opportunities)                                                              RST Growth Opportunities Portfolio
     Safeco RST Multi-Cap Core (Safeco Multi-Cap Core) *                            RST Multi-Cap Core Portfolio *
     Safeco RST Small-Cap Value (Safeco Small-Cap Value) *                          RST Small-Cap Value Portfolio *

                                                                          INVESCO Variable Investment Funds, Inc.
     INVESCO Health Sciences                                                        INVESCO VIF Health Sciences Fund
     INVESCO Real Estate Opportunity                                                INVESCO VIF-Real Estate Opportunity Fund

                                                                          Dreyfus Investment Portfolios
     Dreyfus MidCap Stock                                                           Dreyfus MidCap Stock Portfolio
     Dreyfus Technology Growth                                                      Dreyfus Technology Growth Portfolio

                                                                          Dreyfus Variable Investment Fund
     Dreyfus Appreciation                                                           Dreyfus Appreciation Portfolio
     Dreyfus Quality Bond                                                           Dreyfus Quality Bond Portfolio

                                                                          Dreyfus Socially Responsible Growth Fund, Inc.
     Dreyfus Socially Responsible Growth (Dreyfus Socially Responsible)             Dreyfus Socially Responsible Growth Fund

                                                                          Dreyfus Stock Index Fund, Inc.
     Dreyfus Stock Index                                                            Dreyfus Stock Index Fund

                                                                          Fidelity Variable Insurance Products Fund (VIP)
     Fidelity Equity-Income                                                         VIP Equity-Income Portfolio
     Fidelity Growth                                                                VIP Growth Portfolio
     Fidelity High Income                                                           VIP High Income Portfolio
     Fidelity Money Market                                                          VIP Money Market Portfolio
     Fidelity Overseas                                                              VIP Overseas Protfolio
     Fidelity Index 500                                                             VIP Index 500 Portfolio
     Fidelity Asset Manager Growth (Fidelity Asset Mgr: Growth)                     VIP Asset Manager: Growth Portfolio
     Fidelity Asset Manager                                                         VIP Asset Manager Portfolio
     Fidelity Contrafund                                                            VIP Contrafund Portfolio
     Fidelity Investment Grade Bond                                                 VIP Investment Grade Bond Portfolio
     Fidelity Balanced                                                              VIP Balanced Portfolio
     Fidelity Growth & Income                                                       VIP Growth & Income Portfolio
     Fidelity Growth Opportunities                                                  VIP Growth Opportunities Portfolio

     SUB-ACCOUNTS                                                         UNDERLYING PORTFOLIOS
     -----------------------------------------------------------------------------------------------------------------------------
                                                                          AIM Variable Insurance Funds, Inc.
     AIM Aggressive Growth                                                          AIM V.I. Aggressive Growth Fund
     AIM Capital Development                                                        AIM V.I. Capital Development Fund
     AIM Growth                                                                     AIM V.I. Growth Fund
     AIM International Growth                                                       AIM V.I. International Growth Fund

                                                                          Federated Insurance Series
     Federated High Income Bond (Federated High Income)                             Federated High Income Bond Fund II
     Federated Capital Income **                                                    Federated Capital Income Fund II **

                                                                          Franklin Templeton Variable Insurance Products Trust
     Franklin Small Cap                                                             Franklin Small Cap Fund -- Class 2
     Franklin U.S. Government                                                       Franklin U.S. Government Fund -- Class 2
     Mutual Shares Securities                                                       Mutual Shares Securities Fund -- Class 2
     Templeton Developing Markets                                                   Templeton Developing Markets Securities
                                                                                      Fund -- Class 2
     Templeton Growth Securities                                                    Templeton Growth Securities Fund -- Class 2

                                                                          ING Natural Resources Trust
     ING Natural Resources                                                          ING VP Natural Resources Trust

                                                                          ING Emerging Markets Fund
     ING Emerging Markets                                                           ING VP Emerging Markets Fund, Inc.

                                                                          Scudder Variable Series I
     Scudder Balanced                                                               Scudder VSI Balanced Portfolio
     Scudder International                                                          Scudder VSI International Portfolio

                                                                          J.P. Morgan Series Trust II
     J.P. Morgan U.S. Large Cap Core Equity                                         J.P. Morgan U.S. Large Cap Core Equity
        (J.P. Morgan U.S. Large Cap Equity) ***                                     Portfolio ***
     J.P. Morgan International Equity ***                                           J.P. Morgan International Equity Portfolio ***
     J.P. Morgan Mid Cap Value                                                      J.P. Morgan Mid Cap Value Portfolio

                                                                          Wanger Advisors Trust
     Wanger U.S. Smaller Companies                                                  U.S. Smaller Companies Fund

                                                                          American Century Variable Portfolios, Inc.
     American Century Balanced                                                      VP Balanced
     American Century International                                                 VP International
     American Century Value                                                         VP Value
     American Century Ultra                                                         VP Ultra

      * Safeco RST Core Equity Portfolio, Safeco RST Multi-Cap Core Portfolio and Safeco RST Small-Cap Value Portfolio were known as Safeco RST Equity Portfolio, Safeco RST Northwest Portfolio and Safeco RST Small Company Value Portfolio, respectively, prior to October 1, 2003.
     ** Federated Capital Income Fund was known as Federated Utility Fund prior to May 1, 2003.
    *** J.P. Morgan U.S. Large Cap Core Equity Portfolio was known as J.P.
        Morgan U.S. Disciplined Equity prior to March 31, 2003. J.P. Morgan International Equity was known as J.P. Morgan International Opportunities prior to July 31, 2003.

     Under applicable insurance law, the assets and liabilities of Safeco Separate Account SL are clearly identified and distinguished from Safeco Life's other assets and liabilities. The portion of Safeco Separate Account SL's assets applicable to the variable universal life insurance contracts is not chargeable with liabilities arising out of any other business Safeco Life may conduct.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

     ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     INVESTMENT VALUATION -- Investments in portfolio shares are valued at the net asset value as reported by the underlying portfolio on the last trading day of the year.

     INVESTMENT TRANSACTIONS -- Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the average cost method.

     INCOME RECOGNITION -- Dividend income and realized capital gain distributions are recorded on the ex-dividend date. These are all reinvested in shares of their underlying portfolio.

     DISTRIBUTIONS -- The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

     FEDERAL INCOME TAX -- Operations of the Separate Account are included in the federal income tax return of Safeco Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account to the extent the earnings are reinvested.

     RECLASSIFICATION -- Certain prior year amounts have been reclassified in accordance with current year presentation.

3.   EXPENSES AND RELATED PARTY TRANSACTIONS

     Safeco Life assumes mortality and expense risks and incurs administrative expenses related to the operations of the Separate Account. Safeco Life deducts a daily charge from the assets of the Separate Account to cover these costs. This charge for the ENHANCED Variable Universal Life product and the Accumulation Life product is, on an annual basis, equal to a rate of 0.90 percent of the average daily net assets of the Separate Account. The daily charge for the PREMIER Variable Universal Life product is, on an annual basis, equal to 0.70 percent of the average daily net assets of the Separate Account. In addition, Safeco Life also deducts a monthly maintenance charge of $4 for each ENHANCED Variable Universal Life contract and each Accumulation Life contract, and a monthly maintenance charge of $5 for each PREMIER Variable Universal Life contract from the Separate Account. The maintenance charge, which is recorded as a redemption in the accompanying Statements of Changes in Net Assets, is waived on certain contracts as described in the prospectus.

     Additionally, during the years or period ended December 31, 2003 and 2002, management fees were paid indirectly to Safeco Asset Management Company, an affiliate of Safeco Life, in its capacity as advisor to the Safeco Resource Series Trust (RST) Portfolios. The Portfolios' advisory agreement provides for a fee at the annual rate of 0.74 percent of the average daily net assets of the Safeco RST Bond, Safeco RST Core Equity, Safeco RST Growth Opportunities and Safeco RST Multi-Cap Core Portfolios, and 0.85 percent of the average daily net assets of the Safeco RST Small-Cap Value Portfolio.

4.   SUMMARIZED INVESTMENT INFORMATION BY SUB-ACCOUNT

     The following table summarizes purchase and sales activity by sub-account for the year or period ended December 31, 2003. The table also summarizes underlying investment information for each sub-account as of December 31, 2003.

                                             FOR THE YEAR OR PERIOD ENDED               AS OF DECEMBER 31, 2003
                                                   DECEMBER 31, 2003                 INVESTMENTS                          NET ASSET
     SUB-ACCOUNT                               PURCHASES         SALES        (AT COST)      (AT VALUE)    SHARES OWNED     VALUE
     ------------------------------------------------------------------------------------------------------------------------------
         Safeco Bond                         $     686,003   $     603,125   $  1,246,721   $  1,222,590        108,771   $   11.24
         Safeco Core Equity                      1,400,359       1,545,841      5,486,333      5,075,089        227,073       22.35
         Safeco Growth Opportunities             2,860,833       2,518,402      8,421,142      8,751,147        450,164       19.44
         Safeco Multi-Cap Core                     549,363         586,099      1,921,279      1,998,231        106,857       18.70
         Safeco Small-Cap Value                    446,741         343,551        740,837        969,917         57,054       17.00
         INVESCO Health Sciences                     5,790@            789@         5,008          5,366            305       17.57
         INVESCO Real Estate Opportunity           768,456         841,643        912,541      1,222,597         85,260       14.34
         Dreyfus MidCap Stock                      492,523         412,594      1,113,948      1,331,920         84,192       15.82
         Dreyfus Technology Growth                 175,180         127,831        450,218        399,570         46,033        8.68
         Dreyfus Appreciation                      235,881         618,558        851,535        846,173         24,584       34.42
         Dreyfus Quality Bond                      285,843         177,946        548,497        544,825         47,376       11.50
         Dreyfus Socially Responsible               98,585          57,930        318,354        287,410         12,082       23.79
         Dreyfus Stock Index                     1,963,608@      1,947,568@        61,477         63,193          2,225       28.40
         Fidelity Equity-Income                  2,375,826       2,204,130     10,814,604     11,380,426        490,959       23.18
         Fidelity Growth                         3,921,236       5,164,586     25,050,268     20,668,905        665,880       31.04
         Fidelity High Income                      790,474       1,392,069      1,691,692      1,633,262        235,002        6.95
         Fidelity Money Market                  16,014,524      17,005,437      4,812,930      4,812,948      4,812,948        1.00
         Fidelity Overseas                         671,486       1,197,109      4,662,840      4,159,028        266,775       15.59
         Fidelity Index 500                      3,353,710       4,074,675      9,496,125      9,500,701         75,325      126.13
         Fidelity Asset Mgr: Growth                238,208         312,530      1,300,225      1,131,298         91,752       12.33
         Fidelity Asset Manager                  1,388,287       2,231,244      8,392,130      7,889,222        545,589       14.46
         Fidelity Contrafund                     1,333,512       1,801,535      7,060,798      7,661,342        331,230       23.13
         Fidelity Investment Grade Bond            459,407         746,880      1,403,113      1,497,225        109,687       13.65
         Fidelity Balanced                          41,677          33,838        145,584        146,999         10,591       13.88
         Fidelity Growth & Income                  983,536         344,768      1,468,786      1,508,437        113,758       13.26
         Fidelity Growth Opportunities             362,330         216,608      1,008,707        938,943         62,305       15.07
         AIM Aggressive Growth                     216,761         143,186        712,039        695,983         65,721       10.59
         AIM Capital Development                     2,919@            367@         2,569          2,806            221       12.71
         AIM Growth                                142,549         104,556        391,165        412,665         27,826       14.83
         AIM International Growth                    1,686@            354@         1,339          1,420             88       16.04
         Federated High Income                      66,698          26,128        221,888        235,659         29,494        7.99
         Federated Capital Income                   41,257          16,514         97,787         91,608         10,854        8.44
         Franklin Small Cap                        335,215         341,940        709,198        748,120         42,921       17.43
         Franklin U.S. Government                  226,779          93,290        311,150        306,799         23,456       13.08
         Mutual Shares Securities                   76,127          12,856         74,510         84,498          5,675       14.89
         Templeton Developing Markets              148,355          57,969        179,915        218,855         30,868        7.09
         Templeton Growth Securities               704,033       1,018,299        821,781      1,031,433         92,175       11.19
         ING Natural Resources                     122,094         226,138        205,923        252,820         15,981       15.82
         ING Emerging Markets                      225,932         297,530        770,047        780,660        118,641        6.58
         Scudder Balanced                          329,771         212,554        778,744        789,034         70,578       11.18
         Scudder International                      53,425          37,277        172,732        166,374         20,142        8.26
         J.P. Morgan U.S. Large Cap Equity         221,658         112,994        693,725        693,691         55,451       12.51
         J.P. Morgan International Equity           11,761@            979@        10,820         12,138          1,284        9.45
         J.P. Morgan Mid Cap Value                  86,761@          3,994@        82,825         90,837          4,207       21.59
         Wanger U.S. Smaller Companies             334,226         280,789        608,738        746,387         28,155       26.51
         American Century Balanced                 439,421         193,722        780,330        816,722        121,175        6.74
         American Century International            237,927         207,878      1,012,738        800,821        124,544        6.43
         American Century Value                    462,370         800,918        433,664        536,153         68,826        7.79
         American Century Ultra                      4,016@            203@         3,817          4,080            444        9.18

     @ For the period from May 1, 2003 (commencement of operations) through December 31, 2003.

5.   CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding for the year or period ended December 31 were as follows:

     PREMIER VARIABLE UNIVERSAL LIFE

                                                               2003                                        2002
                                             ----------------------------------------    -----------------------------------------
                                                                           INCREASE                                     INCREASE
                                                UNITS         UNITS       (DECREASE)        UNITS          UNITS       (DECREASE)
     SUB-ACCOUNT                               ISSUED       REDEEMED       IN UNITS        ISSUED        REDEEMED       IN UNITS
     -----------------------------------------------------------------------------------------------------------------------------
         Safeco Bond                              31,870       (21,838)        10,032         31,327        (14,581)        16,746
         Safeco Core Equity                       96,538       (83,890)        12,648        350,306       (417,051)       (66,745)
         Safeco Growth Opportunities             163,139      (122,063)        41,076        244,519       (197,006)        47,513
         Safeco Multi-Cap Core                    37,598       (24,736)        12,862         43,454        (22,758)        20,696
         Safeco Small-Cap Value                   39,332       (30,190)         9,142        165,224       (127,294)        37,930
         INVESCO Health Sciences                     520@          (70)@          450              -              -              -
         INVESCO Real Estate Opportunity          56,296       (61,319)        (5,023)        78,594         (4,068)        74,526
         Dreyfus MidCap Stock                     52,426       (42,657)         9,769         91,582        (23,458)        68,124
         Dreyfus Technology Growth                53,437       (37,675)        15,762         53,819        (32,988)        20,831
         Dreyfus Appreciation                     28,567       (78,881)       (50,314)       208,632       (189,256)        19,376
         Dreyfus Quality Bond                     19,731       (13,467)         6,264         21,452         (5,788)        15,664
         Dreyfus Socially Responsible             18,866       (10,854)         8,012         23,506         (8,785)        14,721
         Dreyfus Stock Index                     172,657@     (167,467)@        5,190              -              -              -
         Fidelity Equity-Income                   81,211       (32,091)        49,120         25,335        (29,236)        (3,901)
         Fidelity Growth                         161,938      (138,621)        23,317        231,579       (217,949)        13,630
         Fidelity High Income                      4,414        (8,683)        (4,269)         6,588         (6,681)           (93)
         Fidelity Money Market                   816,714      (827,967)       (11,253)     1,194,514     (1,180,118)        14,396
         Fidelity Overseas                        10,380        (7,802)         2,578         10,364        (12,561)        (2,197)
         Fidelity Index 500                       51,443       (63,305)       (11,862)        64,956        (89,737)       (24,781)
         Fidelity Asset Mgr: Growth                5,441        (5,052)           389         11,339        (35,011)       (23,672)
         Fidelity Asset Manager                   14,466       (20,550)        (6,084)         9,486        (17,441)        (7,955)
         Fidelity Contrafund                      27,672       (22,508)         5,164         30,030        (33,625)        (3,595)
         Fidelity Investment Grade Bond              695          (437)           258            686           (968)          (282)
         Fidelity Balanced                         3,251        (2,849)           402          4,446         (6,394)        (1,948)
         Fidelity Growth & Income                 81,283       (28,285)        52,998         31,809        (17,478)        14,331
         Fidelity Growth Opportunities            42,545       (24,876)        17,669         31,221        (32,102)          (881)
         AIM Aggressive Growth                    41,623       (27,411)        14,212         75,531        (60,766)        14,765
         AIM Capital Development                     247@          (30)@          217              -              -              -
         AIM Growth                               37,673       (27,150)        10,523        292,525       (441,883)      (149,358)
         AIM International Growth                    140@          (30)@          110              -              -              -
         Federated High Income                     5,118        (2,365)         2,753          9,379         (3,697)         5,682
         Federated Capital Income                  5,845        (2,483)         3,362          4,935         (2,578)         2,357
         Franklin Small Cap                       58,000       (58,252)          (252)       120,212       (105,006)        15,206
         Franklin U.S. Government                 16,487        (7,085)         9,402         12,964         (3,786)         9,178
         Mutual Shares Securities                  8,100        (1,343)         6,757          1,464#          (237)#        1,227
         Templeton Developing Markets             14,990        (6,388)         8,602         13,930         (6,024)         7,906
         Templeton Growth Securities              75,016      (116,671)       (41,655)       165,022#       (24,892)#      140,130
         ING Natural Resources                       697          (666)            31            826           (747)            79
         ING Emerging Markets                      7,906        (6,709)         1,197          3,342         (3,582)          (240)
         Scudder Balanced                         36,646       (23,291)        13,355         48,203        (18,384)        29,819
         Scudder International                    10,475        (7,043)         3,432         14,932         (8,130)         6,802
         J.P. Morgan U.S. Large Cap Equity        33,794       (17,009)        16,785         43,843        (25,000)        18,843
         J.P. Morgan International Equity            989@          (79)@          910              -              -              -
         J.P. Morgan Mid Cap Value                 7,615@         (264)@        7,351              -              -              -

     # For the period from May 1, 2002 (commencement of operations) through December 31, 2002
     @ For the period from May 1, 2003 (commencement of operations) through December 31, 2003

     PREMIER VARIABLE UNIVERSAL LIFE

                                                               2003                                        2002
                                             ----------------------------------------    -----------------------------------------
                                                                           INCREASE                                     INCREASE
                                                UNITS         UNITS       (DECREASE)        UNITS           UNITS      (DECREASE)
     SUB-ACCOUNT                               ISSUED       REDEEMED       IN UNITS        ISSUED         REDEEMED      IN UNITS
     -----------------------------------------------------------------------------------------------------------------------------
         Wanger U.S. Smaller Companies            24,586       (21,156)         3,430         31,493        (87,112)       (55,619)
         American Century Balanced                36,297       (16,750)        19,547         29,235        (13,232)        16,003
         American Century International           24,588       (21,135)         3,453         61,537       (139,506)       (77,969)
         American Century Value                   47,959       (83,895)       (35,936)       133,852#       (50,008)#       83,844
         American Century Ultra                      360@          (17)@          343              -              -              -

     # For the period from May 1, 2002 (commencement of operations) through December 31, 2002
     @ For the period from May 1, 2003 (commencement of operations) through December 31, 2003

     ENHANCED VARIABLE UNIVERSAL LIFE AND ACCUMULATION LIFE

                                                               2003                                        2002
                                             ----------------------------------------    -----------------------------------------
                                                                           INCREASE                                     INCREASE
                                                UNITS         UNITS       (DECREASE)         UNITS          UNITS      (DECREASE)
     SUB-ACCOUNT                               ISSUED       REDEEMED       IN UNITS         ISSUED        REDEEMED      IN UNITS
     -----------------------------------------------------------------------------------------------------------------------------
         Safeco Bond                               1,426        (2,082)          (656)         4,845         (5,128)          (283)
         Safeco Core Equity                        3,771        (6,009)        (2,238)        27,429        (30,686)        (3,257)
         Safeco Growth Opportunities              10,646       (11,053)          (407)        24,784        (27,915)        (3,131)
         Safeco Multi-Cap Core                       841        (2,054)        (1,213)           728         (1,294)          (566)
         Fidelity Equity-Income                    4,051        (5,715)        (1,664)         4,878         (6,260)        (1,382)
         Fidelity Growth                           7,425       (12,983)        (5,558)         7,426        (13,652)        (6,226)
         Fidelity High Income                      4,579        (9,793)        (5,214)         6,484         (7,222)          (738)
         Fidelity Money Market                    38,417       (44,206)        (5,789)        65,140        (60,352)         4,788
         Fidelity Overseas                         3,772        (7,496)        (3,724)         9,627        (11,374)        (1,747)
         Fidelity Index 500                       11,106       (13,699)        (2,593)         4,086         (5,956)        (1,870)
         Fidelity Asset Mgr: Growth                  913        (1,533)          (620)         1,084         (1,718)          (634)
         Fidelity Asset Manager                    4,185        (8,702)        (4,517)         4,604         (7,314)        (2,710)
         Fidelity Contrafund                       4,306        (6,610)        (2,304)         4,931         (7,271)        (2,340)
         Fidelity Investment Grade Bond            1,803        (3,635)        (1,832)         5,898         (3,412)         2,486
         ING Natural Resources                       887        (1,902)        (1,015)         1,189         (1,377)          (188)
         ING Emerging Markets                      1,945        (3,102)        (1,157)         8,656         (8,208)           448

6.   UNIT VALUES

     A summary of unit values and units outstanding for Safeco Separate Account SL, net assets, net investment income ratios and the expense ratios, total return, excluding expenses of the underlying funds, for each of the three years ended December 31, 2003 follows.

                                                      AT DECEMBER 31,                FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                           --------------------------------------   -------------------------------------------
                                             UNIT         UNITS          NET         INVESTMENT       EXPENSE      TOTAL RETURN
SUB-ACCOUNT                                  VALUE     OUTSTANDING      ASSETS      INCOME RATIO*     RATIO**           ***
-------------------------------------------------------------------------------------------------------------------------------
SAFECO BOND
   PREMIER Variable Universal Life
       2003                                $  13.586        61,203   $    831,490            4.51%         0.70%           2.56%
       2002                                   13.247        51,171        677,996            6.24%         0.70%           7.04%
       2001                                   12.376        34,425        426,041            7.54%         0.70%           6.53%
   ENHANCED Variable Universal Life and
     Accumulation Life
       2003                                  143.036         2,734        391,100            3.10%         0.90%           2.36%
       2002                                  139.744         3,390        473,712            4.98%         0.90%           6.82%
       2001                                  130.818         3,673        480,501            6.55%         0.90%           6.32%

                                                      AT DECEMBER 31,                FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                           --------------------------------------   -------------------------------------------
                                             UNIT         UNITS          NET         INVESTMENT       EXPENSE      TOTAL RETURN
SUB-ACCOUNT                                  VALUE     OUTSTANDING      ASSETS      INCOME RATIO*     RATIO**         ***
-------------------------------------------------------------------------------------------------------------------------------
SAFECO CORE EQUITY
   PREMIER Variable Universal Life
       2003                                $  10.412       314,711   $  3,276,876            1.02%         0.70%          23.91%
       2002                                    8.403       302,063      2,538,010            0.89%         0.70%         (26.43%)
       2001                                   11.421       368,808      4,212,263            0.80%         0.70%         (10.02%)
   ENHANCED Variable Universal Life and
     Accumulation Life
       2003                                  140.871        12,765      1,798,213            0.90%         0.90%          23.66%
       2002                                  113.917        15,003      1,708,949            0.92%         0.90%         (26.57%)
       2001                                  155.141        18,260      2,832,830            0.65%         0.90%         (10.20%)
SAFECO GROWTH OPPORTUNITIES
   PREMIER Variable Universal Life
       2003                                   10.985       443,945      4,876,850            0.00%         0.70%          41.95%
       2002                                    7.739       402,869      3,117,482            0.00%         0.70%         (38.11%)
       2001                                   12.504       355,356      4,443,259            0.00%         0.70%          18.32%
   ENHANCED Variable Universal Life and
     Accumulation Life
       2003                                  167.595        23,117      3,874,297            0.00%         0.90%          41.66%
       2002                                  118.305        23,524      2,782,897            0.00%         0.90%         (38.23%)
       2001                                  191.525        26,655      5,104,010            0.00%         0.90%          18.08%
SAFECO MULTI-CAP CORE
   PREMIER Variable Universal Life
       2003                                   13.465       116,660      1,570,781            0.34%         0.70%          44.44%
       2002                                    9.322       103,798        967,594            0.15%         0.70%         (24.54%)
       2001                                   12.354        83,102      1,026,681            0.16%         0.70%         (11.28%)
   ENHANCED Variable Universal Life and
     Accumulation Life
       2003                                  163.199         2,619        427,450            0.24%         0.90%          44.15%
       2002                                  113.211         3,832        433,858            0.13%         0.90%         (24.70%)
       2001                                  150.344         4,398        661,170            0.13%         0.90%         (11.46%)
SAFECO SMALL-CAP VALUE
   PREMIER Variable Universal Life
       2003                                   13.784        70,365        969,917            0.66%         0.70%          41.78%
       2002                                    9.722        61,223        595,207            0.62%         0.70%          (5.23%)
       2001                                   10.258        23,293        238,939            1.26%         0.70%          20.31%
INVESCO HEALTH SCIENCES
   PREMIER Variable Universal Life
       2003                                   11.905           450          5,366            0.00%@        0.70%          19.05%@
INVESCO REAL ESTATE OPPORTUNITY
   PREMIER Variable Universal Life
       2003                                   16.491        74,141      1,222,597            1.73%         0.70%          37.86%
       2002                                   11.962        79,164        946,985            3.56%         0.70%           5.63%
       2001                                   11.324         4,638         52,523            1.61%         0.70%          (1.46%)
DREYFUS MIDCAP STOCK
   PREMIER Variable Universal Life
       2003                                   11.085       120,154      1,331,920            0.29%         0.70%          30.80%
       2002                                    8.475       110,385        935,467            0.43%         0.70%         (13.10%)
       2001                                    9.753        42,261        412,152            0.21%         0.70%          (3.93%)
DREYFUS TECHNOLOGY GROWTH
   PREMIER Variable Universal Life
       2003                                    3.922       101,868        399,570            0.00%         0.70%          49.87%
       2002                                    2.617        86,106        225,289            0.00%         0.70%         (39.83%)
       2001                                    4.349        65,275        283,876            0.00%         0.70%         (33.60%)

                                                      AT DECEMBER 31,                FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                           --------------------------------------   -------------------------------------------
                                             UNIT         UNITS           NET        INVESTMENT       EXPENSE      TOTAL RETURN
SUB-ACCOUNT                                  VALUE     OUTSTANDING      ASSETS      INCOME RATIO*     RATIO**          ***
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS APPRECIATION
   PREMIER Variable Universal Life
       2003                                $   8.855        95,555   $    846,173            1.26%         0.70%          20.33%
       2002                                    7.359       145,869      1,073,355            1.08%         0.70%         (17.30%)
       2001                                    8.898       126,493      1,125,592            1.42%         0.70%          (9.96%)
DREYFUS QUALITY BOND
   PREMIER Variable Universal Life
       2003                                   12.937        42,113        544,825            3.96%         0.70%           4.21%
       2002                                   12.414        35,849        445,132            5.11%         0.70%           7.01%
       2001                                   11.601        20,185        234,165            7.72%         0.70%           5.93%
DREYFUS SOCIALLY RESPONSIBLE
   PREMIER Variable Universal Life
       2003                                    6.008        47,844        287,410            0.13%         0.70%          25.13%
       2002                                    4.801        39,832        191,212            0.28%         0.70%         (29.45%)
       2001                                    6.805        25,111        170,867            0.08%         0.70%         (23.13%)
DREYFUS STOCK INDEX
   PREMIER Variable Universal Life
       2003                                   12.176         5,190         63,193            0.98%@        0.70%          21.76%@
FIDELITY EQUITY-INCOME
   PREMIER Variable Universal Life
       2003                                   13.568       134,492      1,824,734            1.38%         0.70%          29.42%
       2002                                   10.483        85,372        894,888            1.77%         0.70%         (17.53%)
       2001                                   12.711        89,273      1,134,742            1.65%         0.70%          (5.62%)
   ENHANCED Variable Universal Life and
     Accumulation Life
       2003                                  371.902        25,694      9,555,692            1.84%         0.90%          29.16%
       2002                                  287.931        27,358      7,877,146            1.77%         0.90%         (17.69%)
       2001                                  349.819        28,740     10,053,924            1.74%         0.90%          (5.81%)
FIDELITY GROWTH
   PREMIER Variable Universal Life
       2003                                   13.129       370,692      4,866,965            0.25%         0.70%          31.92%
       2002                                    9.952       347,375      3,456,741            0.25%         0.70%         (30.59%)
       2001                                   14.339       333,745      4,785,629            0.07%         0.70%         (18.24%)
   ENHANCED Variable Universal Life and
     Accumulation Life
       2003                                  319.919        49,394     15,801,940            0.28%         0.90%          31.66%
       2002                                  242.989        54,952     13,351,122            0.27%         0.90%         (30.73%)
       2001                                  350.797        61,178     21,461,050            0.08%         0.90%         (18.40%)
FIDELITY HIGH INCOME
   PREMIER Variable Universal Life
       2003                                    9.107        25,382        231,170            7.55%         0.70%          26.36%
       2002                                    7.207        29,651        213,687           10.71%         0.70%           2.74%
       2001                                    7.015        29,744        208,668           12.74%         0.70%         (12.37%)
   ENHANCED Variable Universal Life and
     Accumulation Life
       2003                                  146.667         9,560      1,402,092            8.62%         0.90%          26.13%
       2002                                  116.287        14,774      1,718,040           11.93%         0.90%           2.52%
       2001                                  113.432        15,512      1,759,599           13.47%         0.90%         (12.53%)

                                                      AT DECEMBER 31,                FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                           --------------------------------------   -------------------------------------------
                                             UNIT         UNITS           NET        INVESTMENT       EXPENSE      TOTAL RETURN
SUB-ACCOUNT                                  VALUE     OUTSTANDING      ASSETS      INCOME RATIO*     RATIO**          ***
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY MONEY MARKET
   PREMIER Variable Universal Life
       2003                                $  12.195       208,747   $  2,545,764            1.00%         0.70%           0.29%
       2002                                   12.160       220,000      2,675,495            1.70%         0.70%           0.99%
       2001                                   12.041       205,604      2,475,680            4.46%         0.70%           3.45%
   ENHANCED Variable Universal Life and
     Accumulation Life
       2003                                  149.341        15,181      2,267,184            1.01%         0.90%           0.09%
       2002                                  149.201        20,970      3,128,365            1.66%         0.90%           0.78%
       2001                                  148.042        16,182      2,395,547            4.62%         0.90%           3.24%
FIDELITY OVERSEAS
   PREMIER Variable Universal Life
       2003                                   11.297        36,201        408,946            0.76%         0.70%          42.37%
       2002                                    7.935        33,623        266,783            0.78%         0.70%         (20.83%)
       2001                                   10.023        35,820        359,028            5.29%         0.70%         (21.73%)
   ENHANCED Variable Universal Life and
     Accumulation Life
       2003                                  184.938        20,278      3,750,082            0.87%         0.90%          42.09%
       2002                                  130.160        24,002      3,123,890            0.80%         0.90%         (20.99%)
       2001                                  164.748        25,749      4,242,073            5.50%         0.90%         (21.88%)
FIDELITY INDEX 500
   PREMIER Variable Universal Life
       2003                                   12.710       245,481      3,120,026            1.50%         0.70%          27.52%
       2002                                    9.967       257,343      2,564,945            1.35%         0.70%         (22.79%)
       2001                                   12.909       282,124      3,642,127            1.33%         0.70%         (12.72%)
   ENHANCED Variable Universal Life and
     Accumulation Life
       2003                                  267.083        23,890      6,380,675            1.46%         0.90%          27.26%
       2002                                  209.873        26,483      5,557,639            1.37%         0.90%         (22.95%)
       2001                                  272.370        28,353      7,722,582            1.21%         0.90%         (12.90%)
FIDELITY ASSET MGR: GROWTH
   PREMIER Variable Universal Life
       2003                                   11.579        25,832        299,109            2.79%         0.70%          22.48%
       2002                                    9.454        25,443        240,473            3.43%         0.70%         (16.11%)
       2001                                   11.270        49,115        553,541            2.99%         0.70%          (8.05%)
   ENHANCED Variable Universal Life and
     Accumulation Life
       2003                                  184.424         4,512        832,189            2.98%         0.90%          22.23%
       2002                                  150.880         5,132        774,338            3.12%         0.90%         (16.28%)
       2001                                  180.228         5,766      1,039,250            3.00%         0.90%          (8.23%)
FIDELITY ASSET MANAGER
   PREMIER Variable Universal Life
       2003                                   12.708        38,820        493,343            3.31%         0.70%          17.15%
       2002                                   10.848        44,904        487,101            4.23%         0.70%          (9.36%)
       2001                                   11.968        52,859        632,645            4.18%         0.70%          (4.77%)
   ENHANCED Variable Universal Life and
     Accumulation Life
       2003                                  243.060        30,428      7,395,879            3.80%         0.90%          16.92%
       2002                                  207.888        34,945      7,264,562            4.03%         0.90%          (9.55%)
       2001                                  229.827        37,655      8,654,014            4.33%         0.90%          (4.96%)

                                                      AT DECEMBER 31,                FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                           --------------------------------------   -------------------------------------------
                                             UNIT         UNITS           NET        INVESTMENT       EXPENSE      TOTAL RETURN
SUB-ACCOUNT                                  VALUE     OUTSTANDING      ASSETS      INCOME RATIO*     RATIO**          ***
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY CONTRAFUND
   PREMIER Variable Universal Life
       2003                                $  15.179       113,897   $  1,728,886            0.44%         0.70%          27.57%
       2002                                   11.899       108,733      1,293,846            0.84%         0.70%          (9.98%)
       2001                                   13.218       112,328      1,484,804            0.82%         0.70%         (12.87%)
   ENHANCED Variable Universal Life and
     Accumulation Life
       2003                                  257.997        22,994      5,932,456            0.47%         0.90%          27.31%
       2002                                  202.646        25,298      5,126,550            0.86%         0.90%         (10.16%)
       2001                                  225.556        27,638      6,234,218            0.83%         0.90%         (13.04%)
FIDELITY INVESTMENT GRADE BOND
   PREMIER Variable Universal Life
       2003                                   14.670         4,204         61,681            3.80%         0.70%           4.47%
       2002                                   14.042         3,946         55,408            3.85%         0.70%           9.57%
       2001                                   12.815         4,228         54,187            5.19%         0.70%           7.71%
   ENHANCED Variable Universal Life and
     Accumulation Life
       2003                                  203.463         7,056      1,435,544            3.94%         0.90%           4.26%
       2002                                  195.146         8,888      1,734,605            2.92%         0.90%           9.35%
       2001                                  178.452         6,402      1,142,389            4.37%         0.90%           7.49%
FIDELITY BALANCED
   PREMIER Variable Universal Life
       2003                                   12.625        11,643        146,999            2.73%         0.70%          16.91%
       2002                                   10.799        11,241        121,396            3.53%         0.70%          (9.36%)
       2001                                   11.914        13,189        157,126            3.43%         0.70%          (2.26%)
FIDELITY GROWTH & INCOME
   PREMIER Variable Universal Life
       2003                                   12.974       116,264      1,508,437            0.88%         0.70%          22.91%
       2002                                   10.556        63,266        667,704            1.19%         0.70%         (17.19%)
       2001                                   12.748        48,935        623,805            1.10%         0.70%          (9.38%)
FIDELITY GROWTH OPPORTUNITIES
   PREMIER Variable Universal Life
       2003                                    9.661        97,186        938,943            0.74%         0.70%          28.97%
       2002                                    7.491        79,517        595,657            1.08%         0.70%         (22.39%)
       2001                                    9.652        80,398        776,031            0.41%         0.70%         (15.03%)
AIM AGGRESSIVE GROWTH
   PREMIER Variable Universal Life
       2003                                    6.086       114,360        695,983            0.00%         0.70%          25.79%
       2002                                    4.838       100,148        484,839            0.00%         0.70%         (23.19%)
       2001                                    6.299        85,383        537,904            0.00%         0.70%         (26.59%)
AIM CAPITAL DEVELOPMENT
   PREMIER Variable Universal Life
       2003                                   12.922           217          2,806            0.00%@        0.70%          29.22%@
AIM GROWTH
   PREMIER Variable Universal Life
       2003                                    4.372        94,382        412,665            0.00%         0.70%          30.31%
       2002                                    3.355        83,859        281,310            0.00%         0.70%         (31.45%)
       2001                                    4.894       233,217      1,141,439            0.22%         0.70%         (34.36%)
AIM INTERNATIONAL GROWTH
   PREMIER Variable Universal Life
       2003                                   12.897           110          1,420            2.07%@        0.70%          28.97%@

                                                      AT DECEMBER 31,                FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                           --------------------------------------   -------------------------------------------
                                             UNIT         UNITS           NET        INVESTMENT       EXPENSE      TOTAL RETURN
SUB-ACCOUNT                                  VALUE     OUTSTANDING      ASSETS      INCOME RATIO*     RATIO**          ***
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME
   PREMIER Variable Universal Life
       2003                                $  11.501        20,490   $    235,659            6.55%         0.70%          21.36%
       2002                                    9.477        17,737        168,090            7.88%         0.70%           0.69%
       2001                                    9.412        12,055        113,471            8.16%         0.70%           0.66%
FEDERATED CAPITAL INCOME
   PREMIER Variable Universal Life
       2003                                    7.228        12,673         91,608            5.54%         0.70%          19.83%
       2002                                    6.032         9,311         56,175            5.24%         0.70%         (24.48%)
       2001                                    7.987         6,954         55,546            0.93%         0.70%         (14.32%)
FRANKLIN SMALL CAP
   PREMIER Variable Universal Life
       2003                                    6.898       108,449        748,120            0.00%         0.70%          36.27%
       2002                                    5.062       108,701        550,473            0.27%         0.70%         (29.17%)
       2001                                    7.147        93,495        668,237            0.38%         0.70%         (15.85%)
FRANKLIN U.S. GOVERNMENT
   PREMIER Variable Universal Life
       2003                                   12.878        23,824        306,799            5.62%         0.70%           1.50%
       2002                                   12.687        14,422        182,983            5.73%         0.70%           9.01%
       2001                                   11.638         5,244         61,037            5.67%         0.70%           6.61%
MUTUAL SHARES SECURITIES
   PREMIER Variable Universal Life
       2003                                   10.584         7,984         84,498            0.90%         0.70%          24.28%
       2002                                    8.516         1,227         10,463            0.53%#        0.70%         (14.84%)#
TEMPLETON DEVELOPING MARKETS
   PREMIER Variable Universal Life
       2003                                   11.114        19,692        218,855            1.07%         0.70%          51.93%
       2002                                    7.315        11,090         81,260            1.38%         0.70%          (0.84%)
       2001                                    7.377         3,184         23,489            0.91%         0.70%          (8.73%)
TEMPLETON GROWTH SECURITIES
   PREMIER Variable Universal Life
       2003                                   10.474        98,475      1,031,433            1.58%         0.70%          31.22%
       2002                                    7.982       140,130      1,118,576            0.28%#        0.70%         (20.18%)#
ING NATURAL RESOURCES
   PREMIER Variable Universal Life
       2003                                   10.407         4,611         47,991            0.00%         0.70%          29.62%
       2002                                    8.029         4,580         36,774            0.17%         0.70%          (2.77%)
       2001                                    8.258         4,501         37,175            0.00%         0.70%         (16.54%)
   ENHANCED Variable Universal Life and
     Accumulation Life
       2003                                  135.060         1,517        204,829            0.00%         0.90%          29.36%
       2002                                  104.407         2,532        264,367            0.19%         0.90%          (2.97%)
       2001                                  107.608         2,720        292,653            0.00%         0.90%         (16.70%)
ING EMERGING MARKETS
   PREMIER Variable Universal Life
       2003                                   10.942        13,073        143,041            0.00%         0.70%          46.18%
       2002                                    7.485        11,876         88,886            0.00%         0.70%          (9.96%)
       2001                                    8.313        12,116        100,727           20.48%         0.70%         (11.34%)
   ENHANCED Variable Universal Life and
     Accumulation Life
       2003                                   91.462         6,972        637,619            0.00%         0.90%          45.89%
       2002                                   62.694         8,129        509,576            0.00%         0.90%         (10.14%)
       2001                                   69.771         7,681        535,945           23.02%         0.90%         (11.26%)

                                                      AT DECEMBER 31,                FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                           --------------------------------------   -------------------------------------------
                                             UNIT         UNITS           NET        INVESTMENT       EXPENSE      TOTAL RETURN
SUB-ACCOUNT                                  VALUE     OUTSTANDING      ASSETS      INCOME RATIO*     RATIO**          ***
-------------------------------------------------------------------------------------------------------------------------------
SCUDDER BALANCED
   PREMIER Variable Universal Life
       2003                                $   9.065        87,050   $    789,034            2.32%         0.70%          17.12%
       2002                                    7.740        73,695        570,350            2.47%         0.70%         (15.66%)
       2001                                    9.177        43,876        402,682            1.83%         0.70%          (6.72%)
SCUDDER INTERNATIONAL
   PREMIER Variable Universal Life
       2003                                    6.120        27,185        166,374            0.76%         0.70%          26.86%
       2002                                    4.824        23,753        114,579            0.79%         0.70%         (18.92%)
       2001                                    5.950        16,951        100,874            0.40%         0.70%         (31.36%)
J.P. MORGAN U.S. LARGE CAP EQUITY
   PREMIER Variable Universal Life
       2003                                    7.491        92,609        693,691            0.73%         0.70%          27.25%
       2002                                    5.887        75,824        446,331            0.05%         0.70%         (25.14%)
       2001                                    7.864        56,981        448,136            0.50%         0.70%         (12.53%)
J.P. MORGAN INTERNATIONAL EQUITY
   PREMIER Variable Universal Life
       2003                                   13.342           910         12,138            0.00%@        0.70%          33.42%@
J.P. MORGAN MID CAP VALUE
   PREMIER Variable Universal Life
       2003                                   12.357         7,351         90,837            0.00%@        0.70%          23.57%@
WANGER U.S. SMALLER COMPANIES
   PREMIER Variable Universal Life
       2003                                   16.030        46,560        746,387            0.00%         0.70%          42.22%
       2002                                   11.271        43,130        486,125            0.00%         0.70%         (17.39%)
       2001                                   13.643        98,749      1,347,332            0.06%         0.70%          10.60%
AMERICAN CENTURY BALANCED
   PREMIER Variable Universal Life
       2003                                   12.700        64,307        816,722            2.24%         0.70%          18.63%
       2002                                   10.706        44,760        479,201            2.29%         0.70%         (10.18%)
       2001                                   11.920        28,757        342,804            2.20%         0.70%          (4.23%)
AMERICAN CENTURY INTERNATIONAL
   PREMIER Variable Universal Life
       2003                                   11.355        70,528        800,821            0.71%         0.70%          23.65%
       2002                                    9.183        67,075        616,146            0.86%         0.70%         (20.92%)
       2001                                   11.613       145,044      1,684,532            0.90%         0.70%         (29.69%)
AMERICAN CENTURY VALUE
   PREMIER Variable Universal Life
       2003                                   11.192        47,908        536,153            1.07%         0.70%          28.06%
       2002                                    8.739        83,844        732,740            0.00%#        0.70%         (12.61%)#
AMERICAN CENTURY ULTRA
   PREMIER Variable Universal Life
       2003                                   11.882           343          4,080            0.00%@        0.70%          18.82%@

  # For the period from May 1, 2002 (commencement of operations) through December 31, 2002.

  @ For the period from May 1, 2003 (commencement of operations) through December 31, 2003.

  * These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying fund, net of fund expenses including management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest. Accordingly, significant changes in the net assets of the sub-account may cause the Investment Income Ratio to be higher or lower than if the net assets had been constant.

 ** These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

7.   SUBSEQUENT EVENTS (UNAUDITED)

     Safeco Corporation entered into a definitive agreement, dated March 15, 2004, to sell Safeco Life, its subsidiaries and affiliated mutual fund operations to an investment group led by White Mountains Insurance Group Ltd. and Berkshire Hathaway Inc. The purchase price is $1.35 billion, subject to adjustment based on Safeco Life June 30, 2004 statutory book value. The transaction is subject to regulatory approvals. The Separate Account is a unit investment trust of Safeco Life.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors of Safeco Life Insurance Company and Participants of Safeco Separate Account SL

We have audited the accompanying statements of assets and liabilities of the Safeco Separate Account SL (comprised of the Safeco RST Bond, Safeco RST Core Equity (formerly Safeco RST Equity), Safeco RST Growth Opportunities, Safeco RST Multi-Cap Core (formerly Safeco RST Northwest), Safeco RST Small-Cap Value (formerly Safeco RST Small Company Value), INVESCO Health Sciences, INVESCO Real Estate Opportunity, Dreyfus Mid Cap Stock, Dreyfus Technology Growth, Dreyfus Appreciation, Dreyfus Quality Bond, Dreyfus Socially Responsible Growth, Dreyfus Stock Index, Fidelity Equity-Income, Fidelity Growth, Fidelity High Income, Fidelity Money Market, Fidelity Overseas, Fidelity Index 500, Fidelity Asset Manager Growth, Fidelity Asset Manager, Fidelity Contrafund, Fidelity Investment Grade Bond, Fidelity Balanced, Fidelity Growth & Income, Fidelity Growth Opportunities, AIM Aggressive Growth, AIM Capital Development, AIM Growth, AIM International Growth, Federated High Income Bond, Federated Capital Income (formerly Federated Utility), Franklin Small Cap, Franklin U.S. Government, Mutual Shares Securities, Templeton Developing Markets, Templeton Growth Securities, ING Natural Resources, ING Emerging Markets, Scudder Balanced, Scudder International, J.P. Morgan U.S. Large Cap Core Equity (formerly J.P. Morgan U.S. Disciplined Equity), J.P. Morgan International Equity (formerly J.P. Morgan International Opportunities), J.P. Morgan Mid Cap Value, Wanger U.S. Smaller Companies, American Century Balanced, American Century International, American Century Value and American Century Ultra sub-accounts) ("the Separate Account") as of December 31, 2003, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of portfolio shares owned by the Separate Account as of December 31, 2003, by correspondence with the manager of the underlying portfolio of each sub-account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts comprising Safeco Separate Account SL at December 31, 2003, and the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                         /s/ Ernst & Young LLP


Seattle, Washington
January 30, 2004,
except for Note 7, as to which the date is March 15, 2004

CONSOLIDATED FINANCIAL STATEMENTS

Safeco Life Insurance Company and Subsidiaries
Years Ended December 31, 2003, 2002 and 2001

                 Safeco Life Insurance Company and Subsidiaries

                        Consolidated Financial Statements

                  Years Ended December 31, 2003, 2002 and 2001

                                    CONTENTS

Report of Independent Auditors                                          1

Consolidated Financial Statements

Consolidated Balance Sheets                                             2
Consolidated Statements of Income                                       4
Consolidated Statements of Changes in Shareholder's Equity              5
Consolidated Statements of Comprehensive Income                         6
Consolidated Statements of Cash Flows                                   7
Notes to Consolidated Financial Statements                              9

                         Report of Independent Auditors

Board of Directors
Safeco Life Insurance Company

We have audited the accompanying consolidated balance sheets of Safeco Life Insurance Company and subsidiaries (a wholly-owned subsidiary of Safeco Corporation) as of December 31, 2003 and 2002, and the related statements of consolidated income, changes in shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Safeco Life Insurance Company and subsidiaries at December 31, 2003 and 2002, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill in 2002 and 2001 and also changed its method of accounting for derivative investments in 2001.

January 26, 2004, except for
  Note 16, as to which the                       /s/ Ernst & Young LLP
  date is March 15, 2004

                 Safeco Life Insurance Company and Subsidiaries

                           Consolidated Balance Sheets
                      (In thousands, except share amounts)

                                                                       DECEMBER 31
                                                                 2003              2002
                                                            ---------------------------------
ASSETS
Investments:
   Available-for-sale securities:
     Fixed maturities, at fair value
       (cost or amortized cost: $16,670,451; $15,515,292)   $    18,003,603   $    16,634,857
     Marketable equity securities, at fair value
       (cost: $78,311; $78,454)                                      89,835            82,767
   Mortgage loans:
     Nonaffiliates                                                  926,286           913,413
     Affiliates                                                      33,518            35,187
   Policy loans                                                      85,590            88,057
   Short-term investments                                           107,936           150,878
   Other invested assets                                             20,957            30,037
                                                            ---------------------------------
Total investments                                                19,267,725        17,935,196

Cash and cash equivalents                                            11,044            42,916
Accrued investment income                                           230,814           228,008
Other notes and accounts receivable                                 111,242            92,788
Current income taxes recoverable                                          -               839
Reinsurance recoverables                                            179,754           158,977
Deferred policy acquisition costs                                   282,291           293,418
Intangibles and goodwill                                            150,864           159,057
Other assets                                                            808             1,008
Securities lending collateral                                     1,037,516         1,555,774
Separate account assets                                           1,137,439           899,204

                                                            ---------------------------------
Total assets                                                $    22,409,497   $    21,367,185
                                                            =================================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Safeco Life Insurance Company and Subsidiaries

                           Consolidated Balance Sheets
                      (In thousands, except share amounts)

                                                                     DECEMBER 31
                                                               2003              2002
                                                          ---------------------------------
LIABILITIES AND SHAREHOLDER'S EQUITY
Funds held under deposit contracts                        $    16,582,390   $    15,655,404
Future policy benefits                                            331,855           339,907
Policy and contract claims                                        139,113           170,032
Unearned premiums                                                   9,838             9,551
Other policyholders' funds                                         46,555            55,312
Other liabilities                                                 226,372           155,616
Current income taxes payable                                       27,262                 -
Deferred income tax liability                                     380,171           303,837
Securities lending payable                                      1,037,516         1,555,774
Separate account liabilities                                    1,137,439           899,204
                                                          ---------------------------------
Total liabilities                                              19,918,511        19,144,637

Commitments and contingencies                                           -                 -

Common stock, $250 par value;
  20,000 shares authorized, issued and outstanding                  5,000             5,000
Additional paid-in capital                                        363,391           357,017
Retained earnings                                               1,293,450         1,155,747
Accumulated other comprehensive income, net of taxes:
  Unrealized gains and losses on available-for-sale
    securities and derivative financial instruments               886,353           740,141
  Deferred policy acquisition costs valuation
    allowance                                                     (57,208)          (35,357)
                                                          ---------------------------------
Total accumulated other comprehensive income                      829,145           704,784
Total shareholder's equity                                      2,490,986         2,222,548
                                                          ---------------------------------
Total liabilities and shareholder's equity                $    22,409,497   $    21,367,185
                                                          =================================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Safeco Life Insurance Company and Subsidiaries

                        Consolidated Statements of Income
                                 (In thousands)

                                                                               YEAR ENDED DECEMBER 31
                                                                     2003               2002              2001
                                                                -----------------------------------------------------
Revenues:
  Premiums                                                      $       680,518    $       599,568    $       461,465
  Net investment income                                               1,210,194          1,204,915          1,177,310
  Other revenues                                                         39,444             39,416             40,732
  Net realized investment losses                                        (26,501)          (140,563)           (22,546)
                                                                -----------------------------------------------------
Total                                                                 1,903,655          1,703,336          1,656,961
                                                                -----------------------------------------------------

Benefits and expenses:
  Policy benefits                                                     1,355,768          1,322,329          1,234,899
  Other underwriting and operating expenses                             299,114            244,107            216,776
  Amortization of deferred policy acquisition costs                      51,327             40,800             32,321
  Intangibles and goodwill amortization                                   8,331              8,761             12,765
  Goodwill write-off                                                          -                  -             31,645
                                                                -----------------------------------------------------
Total                                                                 1,714,540          1,615,997          1,528,406
                                                                -----------------------------------------------------

Income before income taxes and change in accounting principle           189,115             87,339            128,555

Provision (benefit) for income taxes:
  Current                                                                42,091             58,730             75,235
  Deferred                                                                9,321            (30,220)           (25,943)
                                                                -----------------------------------------------------
Total                                                                    51,412             28,510             49,292
                                                                -----------------------------------------------------

Income before cumulative effect of change in accounting
  principle                                                             137,703             58,829             79,263
Cumulative effect of change in accounting principle, net of
  taxes                                                                       -                  -             (1,669)
                                                                -----------------------------------------------------
Net income                                                      $       137,703    $        58,829    $        77,594
                                                                =====================================================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Safeco Life Insurance Company and Subsidiaries

           Consolidated Statements of Changes in Shareholder's Equity
                                 (In thousands)

                                                                               YEAR ENDED DECEMBER 31
                                                                     2003               2002              2001
                                                                -----------------------------------------------------
Common stock                                                    $         5,000    $         5,000    $         5,000
                                                                -----------------------------------------------------

Additional paid-in capital:
  Balance at beginning of year                                          357,017            257,017            257,017
  Capital contribution from Parent                                        4,537            100,000                  -
  Stock option expense allocation from Parent                             1,837                  -                  -
                                                                -----------------------------------------------------
  Balance at end of year                                                363,391            357,017            257,017
                                                                -----------------------------------------------------

Retained earnings:
  Balance at beginning of year                                        1,155,747          1,146,918          1,181,324
  Net income                                                            137,703             58,829             77,594
  Dividends to Parent                                                         -            (50,000)          (112,000)
                                                                -----------------------------------------------------
  Balance at end of year                                              1,293,450          1,155,747          1,146,918
                                                                -----------------------------------------------------

Accumulated other comprehensive income, net of taxes:
   Balance at beginning of year                                         704,784            282,129             68,225
   Other comprehensive income                                           124,361            422,655            213,904
                                                                -----------------------------------------------------
   Balance at end of year                                               829,145            704,784            282,129
                                                                -----------------------------------------------------
Shareholder's equity                                            $     2,490,986    $     2,222,548    $     1,691,064
                                                                =====================================================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Safeco Life Insurance Company and Subsidiaries

                 Consolidated Statements of Comprehensive Income
                                 (In thousands)

                                                                               YEAR ENDED DECEMBER 31
                                                                     2003               2002              2001
                                                                -----------------------------------------------------
Net income                                                      $       137,703    $        58,829    $        77,594
                                                                -----------------------------------------------------

Other comprehensive income, net of taxes:
  Change in unrealized gains and losses on
    available-for-sale securities (net of tax: $70,220;
    $197,575; $99,184)                                                  130,409            366,924            184,201
  Reclassification adjustment for net realized investment
    losses included in net income (net of tax: $9,275;
    $49,514; $8,006)                                                     17,224             91,955             14,867
  Derivatives qualifying as cash flow hedges--net change in
    fair value (net of tax: $(765); $(3,721); $11,056)                   (1,421)            (6,910)            20,532
  Adjustment for deferred policy acquisition costs valuation
    allowance (net of tax: $(11,766); $(15,784); $(3,067))              (21,851)           (29,314)            (5,696)
                                                                -----------------------------------------------------
Other comprehensive income                                              124,361            422,655            213,904
                                                                -----------------------------------------------------
Comprehensive income                                            $       262,064    $       481,484    $       291,498
                                                                =====================================================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Safeco Life Insurance Company and Subsidiaries

                      Consolidated Statements of Cash Flows
                                 (In thousands)

                                                                              YEAR ENDED DECEMBER 31
                                                                     2003               2002              2001
                                                                -----------------------------------------------------
OPERATING ACTIVITIES
Insurance premiums received                                     $       592,664    $       487,285    $       383,937
Dividends and interest received                                       1,144,776          1,114,854          1,062,263
Other operating receipts                                                 39,497             41,536             38,213
Insurance claims and policy benefits paid                              (525,843)          (467,497)          (499,637)
Underwriting, acquisition and insurance operating costs paid           (356,075)          (293,305)          (278,465)
Income taxes paid                                                       (10,641)           (75,968)          (107,847)
                                                                -----------------------------------------------------
Net cash provided by operating activities                               884,378            806,905            598,464
                                                                -----------------------------------------------------

INVESTING ACTIVITIES
Purchases of:
  Fixed maturities available-for-sale                                (4,448,014)        (3,618,859)        (2,864,673)
  Equity securities available-for-sale                                   (8,915)            (3,209)            (5,910)
  Other invested assets                                                  (8,445)            (8,115)           (76,557)
Issuance of nonaffiliated mortgage loans                               (117,810)           (95,586)          (161,867)
Issuance of policy loans                                                (22,229)           (24,603)           (26,809)
Maturities and calls of fixed maturities available-for-sale           2,110,009          1,516,382          1,208,808
Sales of:
  Fixed maturities available-for-sale                                 1,285,983            921,571          1,673,066
  Equity securities available-for-sale                                    8,715              4,107              6,442
  Other invested assets                                                  10,140             16,166             69,019
Repayment of nonaffiliated mortgage loans                               111,456             86,838             59,312
Repayment of policy loans                                                23,327             26,584             26,125
Repayment of affiliated mortgage loans                                    1,669              1,515              1,376
Net decrease (increase) in short-term investments                        42,942             98,195           (111,326)
Cash received in connection with acquisition of group
  medical and life business                                                   -             62,488                  -
Other, net                                                                   19                 45                (74)
                                                                -----------------------------------------------------
Net cash used in investing activities                                (1,011,153)        (1,016,481)          (203,068)
                                                                -----------------------------------------------------

FINANCING ACTIVITIES
Funds received under deposit contracts                                1,219,314          1,352,657          1,051,117
Return of funds held under deposit contracts                         (1,124,411)        (1,116,377)        (1,301,139)
Dividends to parent                                                           -            (50,000)          (112,000)
                                                                -----------------------------------------------------
Net cash provided by (used in) financing activities                      94,903            186,280           (362,022)
                                                                -----------------------------------------------------
Net increase (decrease) in cash                                         (31,872)           (23,296)            33,374

Cash and cash equivalents at beginning of year                           42,916             66,212             32,838
                                                                -----------------------------------------------------
Cash and cash equivalents at end of year                        $        11,044    $        42,916    $        66,212
                                                                =====================================================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Safeco Life Insurance Company and Subsidiaries

                      Consolidated Statements of Cash Flows
    Reconciliation of Net Income to Net Cash Provided by Operating Activities
                                 (In thousands)

                                                                               YEAR ENDED DECEMBER 31
                                                                     2003               2002              2001
                                                                -----------------------------------------------------
Net income                                                      $       137,703    $        58,829    $        77,594
                                                                -----------------------------------------------------

Adjustments to reconcile net income to net cash provided by
  operating activities:
    Goodwill write-off                                                        -                  -             31,645
    Cumulative effect of change in accounting principle, net
      of taxes                                                                -                  -              1,669
    Net realized investment losses                                       26,501            140,563             22,546
    Accretion of fixed maturity investments                             (21,643)           (55,724)           (50,164)
    Accrued interest on accrual bonds                                   (45,937)           (43,236)           (42,832)
    Amortization and depreciation                                        14,850              9,434             13,812
    Deferred income tax provision (benefit)                               9,321            (30,220)           (25,943)
    Interest expense on deposit contracts                               905,785            829,911            732,015
    Mortality and expense charges and administrative fees               (84,238)           (80,656)           (78,739)
    Other, net                                                           (1,417)            13,159             (5,466)
  Changes in:
    Accrued investment income                                            (2,806)            (7,666)             4,255
    Deferred policy acquisition costs                                   (22,490)           (34,363)           (19,605)
    Other receivables                                                   (34,730)            (3,949)            19,769
    Policy and contract claims                                          (30,919)             3,497             (9,384)
    Future policy benefits                                               (8,052)            10,087            (14,974)
    Unearned premiums                                                       287               (649)              (347)
    Accrued income taxes                                                 28,101            (17,237)           (32,613)
    Other assets and liabilities                                         14,062             15,125            (24,774)
                                                                -----------------------------------------------------
Total adjustments                                                       746,675            748,076            520,870
                                                                -----------------------------------------------------
Net cash provided by operating activities                       $       884,378    $       806,905    $       598,464
                                                                =====================================================

There were no significant noncash financing or investing activities for the years ended December 31, 2003, 2002 or 2001, with the exception of the $4,537 and $100,000 capital contributions from the Parent disclosed in Note 14.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Safeco Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)

                                December 31, 2003

1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Safeco Life Insurance Company is a stock life insurance company organized under the laws of the state of Washington. We offer individual and group insurance products, pension products, and annuity products marketed through professional agents in all states and the District of Columbia. Our principal products measured by 2003 premiums and deposit volume include: fixed deferred annuities, stop-loss medical insurance, variable annuities, single premium immediate annuities, and individual life insurance. We have three wholly-owned subsidiaries: Safeco National Life Insurance Company, First Safeco National Life Insurance Company of New York, and American States Life Insurance Company. We are a wholly-owned subsidiary of Safeco Corporation (Safeco), which is a Washington State corporation. Safeco's subsidiaries are engaged in two principal businesses: (1) property and casualty insurance, including surety; and (2) life insurance and asset management.

Throughout our Consolidated Financial Statements, Safeco Life Insurance Company and its three subsidiaries are referred to as "the Company," "we," and "our."

On September 29, 2003, Safeco announced its intent to sell the Company and its three subsidiaries. In the fourth quarter of 2003, the Company accrued $8,720 for employee retention bonuses associated with this planned sale, which is included in other underwriting and operating expenses in the Consolidated Statements of Income. See Subsequent Event Note 16.

BASIS OF CONSOLIDATION AND REPORTING AND USE OF ESTIMATES

We prepared the Consolidated Financial Statements in conformity with accounting principles generally accepted in the United States (GAAP). The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that may affect the amounts reported in these Consolidated Financial Statements and accompanying notes. Actual results could differ from those estimates.

The Consolidated Financial Statements include the Company and its subsidiaries. All significant intercompany transactions and balances have been eliminated in the Consolidated Financial Statements.

We have made certain reclassifications to the prior year amounts to conform to the current year presentation.

REVENUE RECOGNITION

We report life insurance premiums for traditional individual life policies as income when due from the policyholder. These policies, which include guaranteed renewable term and whole life policies, are long-duration contracts.

We report premiums from group life and health policies as income when earned, over the life of the policy. We report the portion of premiums unearned as a liability for unearned premiums on the Consolidated Balance Sheets.

We report premiums from universal life and investment-type contracts as deposits to policyholders' account balances and reflect these amounts as liabilities rather than as premium income when received. Funds received under these contracts were $1,219,314, $1,352,657 and $1,051,117 in 2003, 2002 and 2001.
Revenues from these contracts consist of investment income on these funds and amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. We include these amounts in premium and other revenue in the Consolidated Statements of Income.

INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards
(SFAS) 115, "Accounting for Certain Investments in Debt and Equity Securities," we classify our investments into one of three categories: held-to-maturity, available-for-sale or trading. We determine the appropriate classification of both fixed maturities and equity securities at the time of purchase and re-evaluate such designation as of each balance sheet date. Fixed maturities include bonds, mortgage-backed securities and redeemable preferred stocks. We classify all fixed maturities as available-for-sale and carry them at fair value. We report net unrealized investment gains and losses related to available-for-sale securities in accumulated other comprehensive income (OCI) in Shareholder's Equity, net of related deferred policy acquisition costs and deferred income taxes.

For mortgage-backed securities we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Quarterly, we compare actual prepayments to anticipated prepayments and recalculate the effective yield to reflect actual payments-to-date plus anticipated future payments. We include any resulting adjustment in net investment income.

Marketable equity securities include common stocks and nonredeemable preferred stocks. We classify marketable equity securities as available-for-sale and carry them at fair value, with changes in net unrealized investment gains and losses recorded directly to OCI in Shareholder's Equity, net of related deferred policy acquisition costs and deferred income taxes.

When the collectibility of interest income for fixed maturities is considered doubtful, any accrued but uncollectible interest income is reversed against investment income in the current period. We then place the securities on nonaccrual status and they are not restored to accrual status until all delinquent interest and principal are paid.

We regularly review the value of our investments. If the value of any of our investments falls below our cost basis in the investment, we analyze the decrease to determine whether it is an other-than-temporary decline in value. To make this determination for each security, we consider:

   -  How long and by how much the fair value has been below its cost

   - The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential

   - Our intent and ability to keep the security long enough for it to recover its value

   -  Any downgrades of the security by a rating agency

   - Any reduction or elimination of dividends, or nonpayment of scheduled interest payments

Based on our analysis, we make a judgment as to whether the loss is other-than-temporary. If the loss is other-than-temporary, we record an impairment charge within Net Realized Investment Losses in our Consolidated Statements of Income in the period that we make the determination.

We use public market pricing information to determine the fair value of our investments when such information is available. When such information is not available for investments, as in the case of securities that are not publicly traded, we use other valuation techniques. Such techniques include using independent pricing sources, evaluating discounted cash flows, identifying comparable securities with quoted market prices and using internally prepared valuations based on certain modeling and pricing methods. Our investment portfolio at

December 31, 2003 included $232,190 of fixed maturities that were not publicly traded, and values for these securities were determined using these other valuation techniques. We owned no equity securities that were not publicly traded.

The cost of securities sold is determined by the "identified cost" method.

We carry mortgage loans at outstanding principal balances, less an allowance for mortgage loan losses. We consider a mortgage loan impaired when it is probable that we will be unable to collect principal and interest amounts due according to the contractual terms of the mortgage loan agreement. For mortgage loans that we determine to be impaired, we charge the difference between the amortized cost and fair market value of the underlying collateral to the reserve. We accrue interest income on impaired loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured terms. Interest income on nonperforming loans is generally recognized on a cash basis.

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. Short-term investments consist of highly liquid debt instruments with maturities of greater than three months and less than twelve months when purchased. We carry cash and cash equivalents and short-term investments at cost, which approximates fair value.

We engage in securities lending whereby we loan certain securities from our portfolio to other institutions for short periods of time. We require initial collateral at 102% of the market value of a loaned security. The borrower deposits the collateral with a lending agent. The lending agent invests the collateral to generate additional income according to our guidelines. The market value of the loaned securities is monitored on a daily basis, with additional collateral obtained or refunded as the market value of the loaned securities fluctuates to maintain a collateral value of 102%. We maintain full ownership rights to the securities loaned and accordingly the loaned securities are classified as investments. We report the securities lending collateral and the corresponding securities lending payable on the Consolidated Balance Sheets as assets and liabilities.

DERIVATIVE FINANCIAL INSTRUMENTS

Other invested assets on our Consolidated Balance Sheets are comprised primarily of derivative financial instruments. The Financial Accounting Standards Board
(FASB) issued SFAS 133,

"Accounting for Derivative Instruments and Hedging Activities" in June 1998. SFAS 133 amends or supersedes several previous FASB statements relating to derivatives and requires us to recognize all derivatives as either assets or liabilities in the Consolidated Balance Sheets at fair value. In June 2000, the FASB issued SFAS 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities," an amendment of SFAS 133 which addressed a limited number of implementation issues arising from the original statement (collectively SFAS
133). We adopted SFAS 133, as amended, effective January 1, 2001 and recorded a loss of $1,669 after tax, which is reported as a Cumulative Effect of Change in Accounting Principle in the Consolidated Statements of Income. In addition, we recorded a loss of $685 ($445 after tax) in OCI, as a result of the adoption of SFAS 133.

Our financial statement recognition of the change in fair value of a derivative depends on the intended use of the derivative and the extent to which it is effective as part of a hedging transaction. Derivatives that are highly effective and designated as either fair value or cash flow hedges receive hedge accounting treatment under SFAS 133.

Derivatives that hedge the change in fair value of recognized assets or liabilities are designated as fair value hedges. For derivatives designated as fair value hedges, we recognize the changes in the fair value of both the derivative and the hedged items in net realized investment losses in the Consolidated Statements of Income.

Derivatives that hedge variable rate assets or liabilities or forecasted transactions are designated as cash flow hedges. For derivatives designated as cash flow hedges, we recognize the changes in fair value of the derivative as a component of OCI, net of deferred income taxes, until the hedged transaction affects current earnings. At the time current earnings are affected by the variability of cash flows, the related portion of deferred gains or losses on cash flow hedge derivatives are reclassified from OCI and recorded in the Consolidated Statements of Income.

When the changes in fair value of such derivatives do not perfectly offset the changes in fair value of the hedged transaction, we recognize the ineffective portion in the Consolidated Statements of Income. For derivatives that do not qualify for hedge accounting treatment under SFAS 133, we record the changes in fair value of these derivatives in net realized investment losses in the Consolidated Statements of Income.

We formally document all relationships between the hedging instruments and hedged items, as well as risk-management objectives and strategies for undertaking various hedge transactions. We link all hedges that are designated as fair value hedges to specific assets or liabilities on the

Consolidated Balance Sheets. We link all hedges that are designated as cash flow hedges to specific variable rate assets or liabilities or to forecasted transactions. We also assess, both at the inception of the hedge and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting the changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge, we discontinue hedge accounting on a prospective basis.

REINSURANCE

We utilize reinsurance agreements to manage our exposure to potential losses. We reinsure all or a portion of our risk to reinsurers for certain types of directly written business. In addition, we reinsure through pools to cover catastrophic losses. Reinsurance does not affect our liability to our policyholders. We remain primarily liable to policyholders for the risks we insure. Accordingly, our policy and contract claims liabilities and future policy benefit reserves are reported gross of any related reinsurance recoverables. We report premiums, benefits and settlement expenses net of reinsurance ceded on the Consolidated Statements of Income. We account for reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business on bases consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts. We remain liable to our policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

DEFERRED POLICY ACQUISITION COSTS

We defer as assets certain costs, principally commissions and other underwriting costs that vary with and are primarily related to the production of business. We amortize acquisition costs for deferred annuity contracts and universal life insurance policies over the lives of the contracts or policies in proportion to the present value of estimated future gross profits of each of these product lines. In this estimation process, we make assumptions as to surrender rates, mortality experience and investment performance. Actual profits can vary from our estimates and can thereby result in increases or decreases to deferred policy acquisition cost (DAC) amortization rates. We regularly evaluate our assumptions and, when necessary, revise the estimated gross profits of these contracts resulting in adjustments to DAC amortization that are recorded in earnings when such estimates are revised. We adjust the unamortized balance of DAC for the impact on estimated future gross profits as if net unrealized investment gains and losses on securities had been realized as of the balance sheet date. We include the impact of this adjustment, net of tax, in OCI in Shareholder's Equity.

We amortize acquisition costs for traditional individual life insurance policies over the premium paying period of the related policies using assumptions consistent with those used in computing policy benefit liabilities. We amortize acquisition costs for group life and medical policies over a one-year period.

We conduct regular DAC recoverability analyses for deferred annuity contract, universal life contract and traditional life contract DAC balances. We do a separate recoverability analysis for the DAC balances in each of our business segments. We compare the current DAC balance with the estimated present value of future profitability of the underlying business. The DAC balances are considered recoverable if the present value of future profits is greater than the current DAC balance. All of our DAC balances are recoverable.

INTANGIBLES AND GOODWILL

Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets, separate from other identifiable intangibles. Other identifiable intangibles for businesses acquired consist mainly of the value of existing blocks of business. Effective with our January 1, 2002 adoption of SFAS 141, "Business Combinations" and SFAS 142, "Goodwill and Other Intangible Assets," we no longer amortize goodwill, but we review it annually for impairment, or more frequently if impairment indicators arise. We amortize other purchased intangible assets over their estimated useful lives.

Effective March 31, 2001, we elected to change our accounting policy for assessing goodwill from one based on undiscounted cash flows to one based on a market-value method. We determined the market-value method to be a more appropriate way to assess the current value of goodwill. As a result, we recorded a goodwill write-off of $31,645 ($24,885 after tax) in the first quarter of 2001.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported on the accompanying Consolidated Balance Sheets consisting principally of variable annuities represent funds that we administer and invest to meet specific investment objectives of the contractholders. The assets of each separate account are legally segregated and are not subject to claims that arise out of our other business activities. We report separate account assets at fair value. Net investment income and net realized and unrealized investment gains and losses generally accrue directly to such contractholders who bear the investment risk, subject in some cases to minimum guaranteed rates. Accordingly, we do not include these investment results in our revenues. Fees charged to contractholders include mortality, policy administration and surrender charges, and are included in premiums and other revenues.

FUNDS HELD UNDER DEPOSIT CONTRACTS

Liabilities for fixed deferred annuity contracts and guaranteed investment contracts are equal to the accumulated account value of such policies or contracts as of the valuation date. Liabilities for universal life insurance policies are equal to the accumulated account value plus a mortality reserve as of the valuation date. For structured settlement annuities, future benefits are either fully guaranteed or are contingent on the survivorship of the annuitant. Liabilities for fully guaranteed benefits are based on discounted amounts of estimated future benefits. Contingent future benefits are discounted with best-estimate mortality assumptions, which include provisions for longer life spans over time. The interest rate pattern used to calculate the reserve for a structured settlement policy is set at issue. The pattern varies over time starting with interest rates that prevailed at issue and grading to a future level. On average, the current reserve has near term benefits discounted at 7.89% and long-term benefits discounted at 7.15%.

FUTURE POLICY BENEFITS

We compute liabilities for future policy benefits under traditional individual life and group life insurance policies on the level premium method, which uses a level premium assumption to fund reserves. We select the level premiums so that the actuarial present value of future benefits equals the actuarial present values of future premiums. We set the interest, mortality and persistency assumptions in the year of issue. These liabilities are contingent upon the death of the insured while the policy is in force. We derive mortality assumptions from both company-specific and industry statistics. We discount future benefits at interest rates that vary by year of policy issue and average 4.55%.

POLICY AND CONTRACT CLAIMS

Liabilities for policy and contract claims primarily represent liabilities for claims under group medical coverages and are established on the basis of reported losses ("case basis" method). We also provide for claims incurred but not reported (IBNR), based on historical experience. We continually review estimates for reported but unpaid claims and IBNR. Any necessary adjustments are reflected in current operating results.

INCOME TAXES

We are included in a consolidated federal income tax return filed by Safeco. Tax payments (credits) are made to or received from Safeco on a separate tax return filing basis. Income taxes have been provided using the liability method in accordance with SFAS 109, "Accounting for Income Taxes." The provision for income taxes has two components: amounts currently payable or receivable and deferred income taxes. Deferred income taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred income tax asset to the amount expected to be recoverable. Although realization of deferred income tax assets is not assured, we believe it is more likely than not that the deferred income tax assets will be realized through future earnings, including, but not limited to, the generation of future operating income, reversal of existing temporary differences and available tax planning strategies. Accordingly, we have not recorded a valuation allowance.

NEW ACCOUNTING STANDARDS

New accounting pronouncements that we have recently adopted, or will adopt in the near future, are as follows:

SFAS 141, "BUSINESS COMBINATIONS"
The FASB issued SFAS 141 in July 2001. This statement changed the approach companies use to account for a business combination by eliminating the pooling-of-interests method of accounting for business combinations and further clarifies the criteria for recognizing intangible assets separately from goodwill. We adopted this statement effective July 1, 2001, with no impact on our Consolidated Financial Statements.

SFAS 142, "GOODWILL AND OTHER INTANGIBLE ASSETS"
The FASB issued SFAS 142 in July 2001. Under SFAS 142, we no longer amortize goodwill and indefinite-lived intangible assets, but we review them annually (or more frequently if impairment indicators arise) for impairment. Separable intangible assets will continue to be amortized over their useful lives unless we deem them to have an indefinite life. The amortization provisions of SFAS 142 apply to goodwill and intangible assets acquired after June 30, 2001. We adopted SFAS 142 effective January 1, 2002, with no material impact on our Consolidated Financial Statements.

SFAS 144, "ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS"
The FASB issued SFAS 144 in October 2001. These rules supersede SFAS 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of," and provide a single accounting model for long-lived assets to be disposed of. SFAS 144 also outlines criteria to determine held-for-sale status of long-lived assets to be disposed of. We adopted SFAS 144 effective January 1, 2002, with no impact on our Consolidated Financial Statements.

SFAS 146, "ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES"
The FASB issued SFAS 146 in June 2002. The standard requires companies to recognize costs associated with exit and disposal activities when they are incurred rather than the date of a commitment to an exit or disposal plan. It also expands disclosure requirements to include costs by reportable segment. The standard is effective for exit or disposal activities that were initiated after December 31, 2002. We adopted SFAS 146 with no impact on our Consolidated Financial Statements

SFAS 149, "AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES"
The FASB issued SFAS 149 in April 2003. This statement amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments imbedded in other contracts, and for hedging activities under SFAS 133. We adopted SFAS 149 with no impact on our Consolidated Financial Statements.

FIN 45, "GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS"
FASB Interpretation Number (FIN) 45 was issued in November 2002. FIN 45 elaborates on the disclosures required to be made by a guarantor in its financial statements and clarifies that a guarantor is required to recognize, at the inception of certain guarantees, a liability for the fair value of the obligation undertaken in issuing the guarantee. The recognition provisions are effective prospectively for guarantees issued or modified after December 15, 2002. The disclosure requirements are effective for periods ending after December 15, 2002. We do not have any guarantees subject to the recognition provisions of FIN 45. In accordance with the disclosure provisions under FIN 45, the following guarantees were in effect at December 31, 2003:

     In June 2000, we issued a guarantee to General America Corporation (GAC), an affiliate. Under the guarantee, we guarantee repayment of a loan made by GAC to Investar Holdings (Investar), an insurance agency. The loan was made in June 2000 and matures in June 2017. The principal balance of the loan was $15.9 million at December 31, 2003.

FIN 46R, "CONSOLIDATION OF VARIABLE INTEREST ENTITIES"
The FASB issued FIN 46R in December 2003. FIN 46R changes the method of determining whether certain entities should be consolidated in our Consolidated Financial Statements. Except for entities considered to be special purpose entities, FIN 46R is effective in the first period ending after March 15, 2004. We adopted FIN46R effective December 31, 2003. An entity is subject to FIN 46R and is called a Variable Interest Entity (VIE) if it has:

     - Equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties

     - Equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity.

All other entities are evaluated for consolidation under existing guidance. FIN 46R requires VIEs to be consolidated by their primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both.

We have identified certain interests in VIEs as defined by FIN 46R. Based on our analysis of these interests, we do not meet the FIN 46R definition of "primary beneficiary" of any of these entities and therefore have not consolidated these entities. Even though consolidation is not required, FIN 46R requires disclosure of the nature of any significant interests in a VIE, a description of the VIE's activities and the maximum exposure to potential losses due to our involvement.

     In June 2000, GAC extended a loan to Investar that we guaranteed. Safeco's analysis of Investar determined Investar's equity at risk was not sufficient to finance its activities and is therefore considered a VIE under FIN 46R. The loan is secured by the assets of Investar and personally guaranteed by its equity holders. Based on Safeco's analysis of Investar's expected losses and expected residual returns, neither GAC nor the Company is the primary beneficiary. The potential exposure to losses is limited to the senior debt holding, which was $15.9 million as of December 31, 2003, excluding the value of rights to the assets of the agency and personal guarantees provided by the equity holders.

AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS (AICPA) STATEMENT OF POSITION
(SOP) 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS"
The provisions of SOP 03-1 are effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance in three areas: separate account presentation and valuation; the accounting recognition given sales inducements; and the classification and valuation of long-duration contract liabilities. We do not anticipate a material impact to our Consolidated Financial Statements upon adoption.

EMERGING ISSUES TASK FORCE (EITF) 03-1, "THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS"
The provisions of EITF 03-1 are effective for fiscal years ending after December 15, 2003. EITF 03-1 provides disclosure requirements for investments in debt and marketable equity securities that are accounted for under SFAS 115. We have included the required disclosures within this report.

2. INVESTMENTS

The following tables summarize our fixed maturities and marketable equity securities:

                                                                     DECEMBER 31, 2003
                                     ------------------------------------------------------------------------------
                                        COST OR          GROSS           GROSS             NET
                                       AMORTIZED       UNREALIZED      UNREALIZED       UNREALIZED        FAIR
                                         COST            GAINS           LOSSES           GAINS           VALUE
                                     ------------------------------------------------------------------------------
Fixed maturities:
  U.S. Government and agencies       $     392,684   $      76,299   $        (638)   $      75,661   $     468,345
  State and political subdivisions         585,405          63,595          (3,569)          60,026         645,431
  Foreign governments                      236,843          75,344               -           75,344         312,187
  Corporate securities                  11,253,780       1,034,404         (64,418)         969,986      12,223,766
  Mortgage-backed securities             4,201,739         189,290         (37,155)         152,135       4,353,874
                                     ------------------------------------------------------------------------------
Total fixed maturities                  16,670,451       1,438,932        (105,780)       1,333,152      18,003,603
Marketable equity securities                78,311          12,591          (1,067)          11,524          89,835
                                     ------------------------------------------------------------------------------
Total                                $  16,748,762   $   1,451,523   $    (106,847)   $   1,344,676   $  18,093,438
                                     ==============================================================================

                                                                     DECEMBER 31, 2002
                                     ------------------------------------------------------------------------------
                                        COST OR          GROSS           GROSS             NET
                                       AMORTIZED       UNREALIZED      UNREALIZED       UNREALIZED        FAIR
                                         COST            GAINS           LOSSES           GAINS           VALUE
                                     ------------------------------------------------------------------------------
Fixed maturities:
  U.S. Government and agencies       $     854,273   $     201,128   $      (2,861)   $     198,267   $   1,052,540
  State and political subdivisions         369,265          67,710          (2,177)          65,533         434,798
  Foreign governments                      240,927          79,962               -           79,962         320,889
  Corporate securities                  10,056,963         757,610        (249,066)         508,544      10,565,507
  Mortgage-backed securities             3,993,864         288,041         (20,782)         267,259       4,261,123
                                     ------------------------------------------------------------------------------
Total fixed maturities                  15,515,292       1,394,451        (274,886)       1,119,565      16,634,857
Marketable equity securities                78,454           6,922          (2,609)           4,313          82,767
                                     ------------------------------------------------------------------------------
Total                                $  15,593,746   $   1,401,373   $    (277,495)   $   1,123,878   $  16,717,624
                                     ==============================================================================

The following table shows our investments' gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2003.

                                          LESS THAN 12 MONTHS             12 MONTHS OR MORE                    TOTAL
                                      ---------------------------    ---------------------------    ---------------------------
                                                        GROSS                          GROSS                          GROSS
                                                      UNREALIZED                     UNREALIZED                     UNREALIZED
                                       FAIR VALUE       LOSSES        FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                                      ---------------------------    ---------------------------    ---------------------------
Fixed maturities:
  U.S. Government and agencies        $     29,890   $       (343)   $      4,528   $       (295)   $     34,418   $       (638)
  State and political subdivisions         102,690         (3,569)              -              -         102,690         (3,569)
  Foreign governments                            -              -               -              -               -              -
  Corporate securities                   1,306,309        (56,243)         91,254         (8,175)      1,397,563        (64,418)
  Mortgage-backed securities             1,177,166        (36,524)         43,917           (631)      1,221,083        (37,155)
                                      ---------------------------    ---------------------------    ---------------------------
Total fixed maturities                   2,616,055        (96,679)        139,699         (9,101)      2,755,754       (105,780)
Marketable equity securities                 6,964         (1,067)              -              -           6,964         (1,067)
                                      ---------------------------    ---------------------------    ---------------------------
Total                                 $  2,623,019   $    (97,746)   $    139,699   $     (9,101)   $  2,762,718   $   (106,847)
                                      ===========================    ===========================    ===========================

We reviewed all our investments with unrealized losses at the end of 2003 in accordance with our impairment policy described in Note 1. After considering the number of investment positions that were in unrealized loss positions and other evidence such as volatility of the security's market price, our evaluation determined that these declines in fair value were temporary.

At December 31, 2003 and 2002, we held below investment grade fixed maturities of $1,319 million and $1,325 million at amortized cost. The respective fair values of these investments were approximately $1,440 million and $1,229 million. These holdings amounted to 8.0% and 7.4% of our investments in fixed maturities at fair value at December 31, 2003 and 2002.

The following table summarizes the cost or amortized cost and fair value of fixed maturities at December 31, 2003, by contractual years-to-maturity. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

                                               COST OR
                                             AMORTIZED          FAIR
                                                COST            VALUE
                                           -------------------------------
     One year or less                      $      607,254   $      624,651
     Over one year through five years           2,938,139        3,134,775
     Over five years through ten years          2,712,353        2,859,874
     Over ten years                             6,210,966        7,030,429
     Mortgage-backed securities                 4,201,739        4,353,874
                                           -------------------------------
     Total fixed maturities                $   16,670,451   $   18,003,603
                                           ===============================

The carrying value of securities on deposit with state regulatory authorities was $10,966 and $10,190, at December 31, 2003 and 2002.

No industry represented more than 10% of the amortized cost of fixed maturities and equity securities at December 31, 2003.

The following table summarizes our consolidated net investment income:

                                                  YEAR ENDED DECEMBER 31
                                           2003            2002             2001
                                      -----------------------------------------------
     Interest:
       Fixed maturities               $   1,108,505    $   1,099,574    $   1,053,515
       Mortgage loans                        75,513           75,055           70,271
       Short-term investments                 4,408            8,561           28,422
     Dividends:
       Marketable equity securities           5,417            5,542            5,568
       Redeemable preferred stock             8,939           11,358           14,373
     Other                                   14,402           11,690           11,334
                                      -----------------------------------------------
     Total investment income              1,217,184        1,211,780        1,183,483
     Investment expenses                     (6,990)          (6,865)          (6,173)
                                      -----------------------------------------------
     Net investment income            $   1,210,194    $   1,204,915    $   1,177,310
                                      ===============================================

The carrying value of investments in fixed maturities that have not produced income for the last twelve months was $30,384 at December 31, 2003 and $38,897 at December 31, 2002. All of our mortgage loans produced income during 2003 and 2002.

The following table summarizes our consolidated net realized investment losses before income taxes:

                                                  YEAR ENDED DECEMBER 31
                                           2003            2002             2001
                                      -----------------------------------------------
     Fixed maturities                 $     (11,508)   $    (163,460)   $     (28,728)
     Marketable equity securities              (414)            (270)           1,000
     Other invested assets                  (12,068)          10,184            4,481
     Deferred policy acquisition
       costs adjustment                      (2,511)          12,983              701
                                      -----------------------------------------------
     Net realized investment losses
       before income taxes            $     (26,501)   $    (140,563)   $     (22,546)
                                      ===============================================

The following tables summarize the proceeds from sales of investment securities and related net realized investment gains (losses) before income taxes for 2003, 2002 and 2001.

                                                                      YEAR ENDED DECEMBER 31, 2003
                                                   -----------------------------------------------------------------
                                                        FIXED                             OTHER
                                                     MATURITIES       MARKETABLE        FINANCIAL
                                                   AVAILABLE-FOR-       EQUITY         INSTRUMENTS
                                                        SALE          SECURITIES        AND OTHER         TOTAL
                                                   -----------------------------------------------------------------
  Proceeds from sales                              $    1,285,983    $       8,715    $           -    $   1,294,698
                                                   =================================================================

  Gross realized investment gains                  $       88,560    $         615    $         877    $      90,052
  Gross realized investment losses                        (13,398)            (162)          (4,327)         (17,887)
                                                   -----------------------------------------------------------------
  Net realized investment gains (losses)                   75,162              453           (3,450)          72,165
  Impairments                                             (96,621)            (867)               -          (97,488)
  Other, including gains on calls and redemptions           9,951                -          (11,129)          (1,178)
                                                   -----------------------------------------------------------------
  Net realized investment losses                   $      (11,508)   $        (414)   $     (14,579)   $     (26,501)
                                                   =================================================================

                                                                      YEAR ENDED DECEMBER 31, 2002
                                                   -----------------------------------------------------------------
                                                        FIXED                             OTHER
                                                     MATURITIES       MARKETABLE        FINANCIAL
                                                   AVAILABLE-FOR-       EQUITY         INSTRUMENTS
                                                        SALE          SECURITIES        AND OTHER         TOTAL
                                                   -----------------------------------------------------------------
  Proceeds from sales                              $      921,571    $       4,107    $           -    $     925,678
                                                   =================================================================

  Gross realized investment gains                  $       80,779    $       1,204    $         437    $      82,420
  Gross realized investment losses                        (56,863)          (1,114)            (693)         (58,670)
                                                   -----------------------------------------------------------------
  Net realized investment gains (losses)                   23,916               90             (256)          23,750
  Impairments                                            (190,179)            (360)               -         (190,539)
  Other, including gains on calls and redemptions           2,803                -           23,423           26,226
                                                   -----------------------------------------------------------------
  Net realized investment gains (losses)           $     (163,460)   $        (270)   $      23,167    $    (140,563)
                                                   =================================================================

                                                                      YEAR ENDED DECEMBER 31, 2001
                                                   -----------------------------------------------------------------
                                                        FIXED                             OTHER
                                                     MATURITIES       MARKETABLE        FINANCIAL
                                                   AVAILABLE-FOR-       EQUITY         INSTRUMENTS
                                                        SALE          SECURITIES        AND OTHER         TOTAL
                                                   -----------------------------------------------------------------
  Proceeds from sales                              $    1,673,066    $       6,442    $           -    $   1,679,508
                                                   =================================================================

  Gross realized investment gains                  $       61,385    $       1,980    $           -    $      63,365
  Gross realized investment losses                        (28,155)            (980)              (5)         (29,140)
                                                   -----------------------------------------------------------------
  Net realized investment gains (losses)                   33,230            1,000               (5)          34,225
  Impairments                                             (65,716)               -                -          (65,716)
  Other, including gains on calls and redemptions           3,758                -            5,187            8,945
                                                   -----------------------------------------------------------------
  Net realized investment gains (losses)           $      (28,728)   $       1,000    $       5,182    $     (22,546)
                                                   =================================================================

The following table summarizes our allowance for mortgage loan losses:

                                                  YEAR ENDED DECEMBER 31
                                             2003          2002         2001
                                          -------------------------------------
     Allowance at beginning of year       $   10,554    $   10,554   $   10,779
     Loans charged off as uncollectible         (382)            -         (225)
                                          -------------------------------------
     Allowance at end of year             $   10,172    $   10,554   $   10,554
                                          =====================================

This allowance relates to mortgage loan investments of $969,976 and $959,154 at December 31, 2003 and 2002. All of our mortgage loan investments were in good standing at December 31, 2003. We owned one impaired loan with a statement value of $1,282 at December 31, 2002.

At December 31, 2003 and 2002, mortgage loans constituted approximately 4.3% and 4.4% of total assets and are secured by first-mortgage liens on income-producing commercial real estate, primarily in the retail, industrial and office building sectors. The majority of the properties are located in the western United States, with 23.9% of the total in California. Individual loans generally do not exceed $10 million.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Derivatives are instruments whose value are derived from an underlying instrument, indices or rates, have a notional amount and can be net settled. This may include derivatives that are "embedded" in derivative instruments or in certain existing assets or liabilities. We use derivative financial instruments, including interest rate swaps, options and financial futures, as a means of hedging exposure to equity price changes and/or interest rate risk on anticipated transactions or on existing assets and liabilities.

Interest rate risk is the risk of economic losses due to changes in the level of interest rates. We manage interest rate risk through active portfolio management and selective use of interest rate swaps as hedges to change the characteristics of certain assets and liabilities. With interest rate swap agreements, we exchange with a counterparty, at specified intervals, interest rate payments of differing character (for example, fixed-rate payments exchanged for variable-rate payments), based on an underlying principal balance (notional amount). No cash is exchanged at the outset of the contract and no principal payments are made by either party. The net interest accrued and the net interest payments made at each interest payment due date are recorded to interest income or expense, depending on the hedged item.

FAIR VALUE HEDGES

We use interest rate swaps to hedge the change in fair value of certain fixed-rate assets. At December 31, 2003 we had $317,080 of notional amounts outstanding relating to such hedges. As discussed in Note 1, these derivatives have been designated as fair value hedges and, because they have been determined to be highly effective, changes in their fair value and the related assets that they hedge are recognized on a net basis in net realized investment losses in the

Consolidated Statements of Income. There were no significant fair value hedges discontinued during 2003 or 2002.

Differences between the changes in fair value of these derivatives and the hedged item(s) represent hedged ineffectiveness. In 2003, no amounts were recognized in earnings due to hedge ineffectiveness. In 2002 and 2001, we recognized a loss of $1,173 and a gain of $1,300 in net realized investment gains (losses) due to hedge ineffectiveness.

CASH FLOW HEDGES

We also use interest rate swaps to hedge the variability of future cash flows arising from changes in interest rates associated with certain variable rate assets and forecasted transactions. At December 31, 2003, we had $414,370 of notional amounts outstanding relating to such hedges. As discussed in Note 1, these derivatives have been designated as cash flow hedges and, because they have been determined to be highly effective, we recognize the changes in fair value of the derivative as a component of OCI, net of deferred income taxes, until the hedged transaction affects current earnings. At the time current earnings are affected by the variability of cash flows due to interest rate changes, the related portion of deferred gains or losses on cash flow hedge derivatives are reclassified from OCI and recorded in the Consolidated Statements of Income. Amounts recorded in OCI related to derivatives qualifying as cash flow hedges resulted in a decrease in OCI of $1,421 and $6,909 after tax, for 2003 and 2002. The change in OCI for 2003 included an after tax decrease of $11,110 related to the changes in fair value of the derivatives and an after tax increase of $9,689 related to amounts reclassified into the Consolidated Statement of Income.

An estimated $4,680 of derivative instruments and hedging activity gains included in OCI will be reclassified into the Consolidated Statement of Income during 2004 to offset the estimated amount of earnings that will be affected by the variability of cash flows due to interest rate changes.

The interest rate swaps related to forecasted transactions that are considered probable of occurring are considered to be highly effective and qualify for hedge treatment under SFAS 133. SFAS 133 requires that amounts deferred in OCI be reclassified into earnings either when the forecasted transaction occurs, or when it is considered not probable of occurring--whichever happens sooner. In 2003 and 2002, $9,890 and $6,960 after tax was reclassified from OCI to net realized investment losses relating to forecasted transactions that were no longer probable of occurring. There were no such amounts reclassified in 2001.

At December 31, 2003, the maximum length of time over which we were hedging our exposure to future cash flows for forecasted transactions was approximately 30 months.

Differences between the changes in fair value of cash flow hedges and the hedged item(s) represent hedge ineffectiveness and are recognized in interest expense. In 2003, 2002 and 2001, no amounts were recognized in interest expense due to hedge ineffectiveness.

OTHER DERIVATIVES

In 1997, we introduced an equity indexed annuity (EIA) product that credits the policyholder based on a percentage of the gain in the S&P 500 Index. Sales of the EIA product were suspended in the fourth quarter of 1998. In connection with this product, we have a hedging program with the objective to hedge the exposure to changes in the S&P 500 Index. The program consists of buying and writing S&P 500 index options, buying Treasury interest rate futures and trading S&P 500 futures and swaps. As permitted under a grandfathering clause in SFAS 133, we elected not to apply the fair value adjustment requirement of this statement to the embedded derivatives contained in the liability related to EIA products sold prior to January 1, 1999. The change in fair value of the options, futures and swaps used to economically hedge the EIA liability is recognized as an adjustment to Policy Benefits in the Consolidated Statements of Income. We recognized pretax gains of $16,985 in 2003 and pretax losses of $11,884 and $20,872 for 2002 and 2001 on these options, futures and swaps.

Investments in mortgage-backed securities (see Note 2) principally include collateralized mortgage obligations, pass-through and commercial loan-backed mortgage obligations, which are technically defined as derivative instruments. However, they are exempt from derivative disclosure and accounting requirements under SFAS 133.

Counterparty credit risk is the risk that a counterparty to a derivative contract will be unable to perform its obligations. We manage counterparty credit risk on an individual counterparty basis and gains and losses are netted by counterparty. We mitigate counterparty credit risk through credit reviews, approval controls and by only entering into agreements with credit-worthy counterparties. We perform ongoing monitoring of counterparty credit exposure risk against credit limits. The contract or notional amounts of these instruments reflect the extent of involvement we have in a particular class of derivative financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, forward contracts and financial futures, credit risk is limited to the amount that it would cost us to replace the contract.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

The aggregate fair value amounts disclosed here do not represent our underlying value and, accordingly, care should be exercised in drawing conclusions about our business or financial condition based on the fair value information disclosed below.

We determine fair value amounts for financial instruments using available third-party market information. When such information is not available, we determine the fair value amounts using appropriate valuation methodologies including discounted cash flows and market prices of comparable instruments. Significant judgment is required in developing certain of these estimates of fair value and the estimates may not represent amounts at December 31, 2003 that would be realized in a current market exchange.

Estimated fair values for fixed maturities and marketable equity securities, other than non-publicly traded fixed maturities, are based on quoted market prices or prices obtained from independent pricing services.

Our investment portfolio includes $232,190 of non-publicly traded fixed maturity securities, representing 1.2% of the portfolio at December 31, 2003. Our portfolio does not include any non-publicly traded equity securities.

We estimate the fair values for mortgage loans by discounting the projected cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

For cash and cash equivalents, policy loans, short-term investments, accounts receivable and other liabilities, carrying value is a reasonable estimate of fair value.

We estimate the fair values of investment contracts (funds held under deposit contracts) with defined maturities by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities. For investment contracts with no defined maturities, we estimate fair values to be the present surrender value.

Separate account assets and the related liabilities are reported at fair value using quoted market prices.

In accordance with SFAS 133, all derivatives are carried at fair value on the Consolidated Balance Sheets. The fair values of the derivative financial instruments generally represent the estimated amounts that we would expect to receive or pay upon termination of the contracts as of the reporting date. Quoted fair values are available for certain derivatives. For derivative instruments not actively traded, we estimate fair values using values obtained from independent pricing services, internal modeling or quoted market prices of comparable instruments.

Other insurance-related financial instruments are exempt from fair value disclosure requirements.

The following table summarizes the carrying or reported values and corresponding fair values of financial instruments:

                                                                                 DECEMBER 31
                                                                    2003                              2002
                                                       ----------------------------------------------------------------
                                                         CARRYING                          CARRYING
                                                           AMOUNT        FAIR VALUE          AMOUNT        FAIR VALUE
                                                       ----------------------------------------------------------------
     Financial assets:
       Fixed maturities                                $  18,003,603    $  18,003,603    $  16,634,857    $  16,634,857
       Marketable equity securities                           89,835           89,835           82,767           82,767
       Mortgage loans                                        959,804        1,016,000          948,600        1,028,000
       Separate account assets                             1,137,439        1,137,439          899,204          899,204
       Derivative financial instruments:
        Interest rate swaps                                   14,631           14,631           18,170           18,170
        Options                                                6,189            6,189            9,612            9,612

     Financial liabilities:
       Funds held under deposit contracts                 16,582,390       17,543,000       15,655,404       16,718,000
       Separate account liabilities                        1,137,439        1,137,439          899,204          899,204
       Derivative financial instruments:
        Options                                                  607              607              929              929

5. REINSURANCE

We use reinsurance to manage exposure to potential losses. Although the reinsurer is liable to us to the extent of the reinsurance ceded, we remain primarily liable to the policyholders as the direct insurer on all risks reinsured. We evaluate the financial condition of our reinsurers to minimize our exposure to losses from reinsurer insolvencies. To our knowledge, none of our major reinsurers is currently experiencing material financial difficulties. We analyze reinsurance recoverables according to the credit ratings and types of our reinsurers. Of the total amounts due from reinsurers balance at December 31, 2003, 93.7% was with reinsurers rated A or higher by A.M. Best. We had no reserve for uncollectible reinsurance in 2003 or 2002. None of our reinsurance contracts exclude certified terrorist acts.

Individual Life Reinsurance - For our individual life business, we have coinsurance agreements where the reinsurer reimburses us based on the percentage in the contract that range from 50% to 80%, based upon the year that the policy was written. For policies written prior to 2000, we recover 50% of the death benefit that we pay on covered claims from the reinsurer. This percentage was increased in 2000 to 80% for a majority of the policies written, and was increased in 2002 to cover 80% of all policies written.

Group Long-Term Disability and Group Short-Term Disability - We reinsure 100% of our Group Long-Term Disability and Group Short-Term Disability business. The reinsurer is responsible for paying all claims.

Reinsurance recoverables are comprised of the following amounts:

                                                     DECEMBER 31
                                                2003             2002
                                           -------------------------------
     LIFE INSURANCE
     Reinsurance recoverables on:
       Policy and contract claim reserves  $        3,689   $        1,561
       Paid claims                                  1,841              852
       Life policy liabilities                     90,607           86,106
                                           -------------------------------
     Total life insurance                          96,137           88,519
                                           -------------------------------

     ACCIDENT AND HEALTH INSURANCE
     Reinsurance recoverables on:
       Policy and contract claim reserves          83,425           70,368
       Paid claims                                    192               90
                                           -------------------------------
     Total accident and health insurance           83,617           70,458
                                           -------------------------------
     Total reinsurance recoverables        $      179,754   $      158,977
                                           ===============================

The effects of reinsurance on earned premiums are as follows:

                                                  YEAR ENDED DECEMBER 31
                                           2003             2002             2001
                                      -----------------------------------------------
     EARNED PREMIUMS
     Direct:
       Accident and health premiums   $     465,734    $     340,511    $     345,436
       Life insurance premiums              164,704          155,800          150,446
                                      -----------------------------------------------
       Total                                630,438          496,311          495,882
                                      -----------------------------------------------

     Ceded:
       Accident and health premiums         (18,618)         (15,616)         (13,556)
       Life insurance premiums              (29,911)         (25,385)         (21,088)
                                      -----------------------------------------------
       Total                                (48,529)         (41,001)         (34,644)
                                      -----------------------------------------------

     Assumed:
       Accident and health premiums          97,985          137,335           18,821
       Life insurance premiums                  624            6,923          (18,594)
                                      -----------------------------------------------
       Total                                 98,609          144,258              227
                                      -----------------------------------------------
     Total earned premiums            $     680,518    $     599,568    $     461,465
                                      ===============================================

Ceded reinsurance reduced our policy benefits by $32,964, $27,862 and $12,286 in 2003, 2002 and 2001. Included in these amounts are accident and health amounts of $10,813, $4,072 and $10,278 in 2003, 2002 and 2001.

6. INTANGIBLES AND GOODWILL

Effective March 31, 2001, we elected to change our accounting policy for assessing goodwill from one based on undiscounted cash flows to one based on a market value method. We determined the market value method to be a preferable way to assess the current value of goodwill. As a result, we recorded a goodwill write-off of $31,645 ($24,885 after-tax) in 2001.

The market value method used to assess the recoverability of goodwill compared Safeco's market capitalization (stock price multiplied by shares outstanding) to the reported book value (total shareholders' equity) of Safeco. Given the extent of the shortfall of market capitalization compared to the reported book value as of March 31, 2001, and the fact that a similar shortfall had existed for almost two years, Safeco concluded that under the new method the entire goodwill asset was impaired and a write-off of the full amount was necessary.

We adopted SFAS 142 on January 1, 2002. Under SFAS 142, we no longer amortize goodwill and indefinite-lived intangible assets, but we review them annually (or more frequently if impairment indicators arise) for impairment. We amortize separable intangible assets over their useful lives (but with no maximum life) unless we deem them to have an indefinite life. As a result of adopting SFAS 142, we reclassified $27,950 of other intangible assets (net of accumulated amortization of $4,300) to goodwill in 2002. The adoption had minimal impact on the Consolidated Statements of Income.

Included in the intangibles and goodwill balance on our Consolidated Balance Sheets is the present value of future profits (PVFP). PVFP represents the actuarially determined present value of anticipated profits to be realized from annuity and life insurance business purchased. We determined the present value of anticipated profits using the credited interest rate. For annuity contracts, amortization of the PVFP is in relation to the present value of the expected gross profits on the contracts, discounted using the interest rate credited to the underlying policies. The change in the PVFP is comprised of amortization and an adjustment to amortization for realized gains or losses on investment securities of $(138), $(374) and $(99) for the years ended December 31, 2003, 2002 and 2001. We review the PVFP periodically to determine that the unamortized portion does not exceed expected recoverable amounts. We have not recorded any impairment adjustments in 2003, 2002 or 2001. We estimate that over the next five years, four to seven percent of the balance will be amortized each year.

The following table presents our intangible assets and goodwill at December 31, 2003 and 2002. The purchase of Swiss Re's stop-loss medical business in 2002 increased intangible assets and goodwill by $25,988 and $26,242. We are amortizing the PVFP, distribution agreement and renewal rights we acquired over a useful life of 20 years. We amortize all other intangible assets over a useful life of five years or less.

                                                             DECEMBER 31, 2003
                                            ----------------------------------------------------
                                            GROSS CARRYING      ACCUMULATED       NET CARRYING
                                                AMOUNT          AMORTIZATION         AMOUNT
                                            ----------------------------------------------------
Unamortized intangible assets:
  Goodwill                                  $        54,192   $             -    $        54,192
Amortizable intangible assets:
  Present value of future profits                    82,272           (37,075)            45,197
  Distribution agreement                             35,000           (11,900)            23,100
  Renewal rights                                     25,700            (1,820)            23,880
  Administrative agreement                            8,766            (4,451)             4,315
  Other intangible assets                               288              (108)               180
                                            ----------------------------------------------------
Total                                       $       206,218   $       (55,354)   $       150,864
                                            ====================================================

                                                             DECEMBER 31, 2002
                                            ----------------------------------------------------
                                            GROSS CARRYING      ACCUMULATED       NET CARRYING
                                                AMOUNT          AMORTIZATION         AMOUNT
                                            ----------------------------------------------------
Unamortized intangible assets:
  Goodwill                                  $        54,192   $             -    $        54,192
Amortizable intangible assets:
  Present value of future profits                    82,272           (32,963)            49,309
  Distribution agreement                             35,000           (10,617)            24,383
  Renewal rights                                     25,700              (535)            25,165
  Administrative agreement                            8,766            (3,014)             5,752
  Other intangible assets                               288               (32)               256
                                            ----------------------------------------------------
Total                                       $       206,218   $       (47,161)   $       159,057
                                            ====================================================

Amortization expense for intangible assets, pretax, was $8,331, $8,761 and $12,459 for 2003, 2002 and 2001. Estimated future amortization for the years ended December 31, pretax, are as follows:

                                                                ESTIMATED
                                                               AMORTIZATION
                                                              ---------------
                        2004                                  $         7,396
                        2005                                            7,158
                        2006                                            6,923
                        2007                                            5,308
                        2008                                            4,225
                        2009 and thereafter                            65,662
                                                              ---------------
                        Total                                 $        96,672
                                                              ===============

Changes in the carrying value of goodwill are presented for the related business segment in the following tables. For descriptions of the business segments see
Note 15--Segment Information.

                                             YEAR ENDED DECEMBER 31
                                               2003           2002
                                              GROUP          GROUP
                                           ---------------------------
Balance at beginning of year               $     54,192   $          -
  Additions                                           -         26,242
  Reclassifications                                   -         27,950
  Amortization                                        -              -
  Write-off                                           -              -
                                           ---------------------------
Balance at end of year                     $     54,192   $     54,192
                                           ===========================

The following table reverses the effect of the intangibles and goodwill amortization in 2001 as if SFAS 142 was adopted in that year to show comparability of the reported net income for all periods presented:

                                               YEAR ENDED DECEMBER 31
                                         2003           2002           2001
                                     ------------------------------------------
Reported net income                  $    137,703   $     58,829   $     77,594
Add back: intangibles and goodwill
  amortization, net of tax                      -              -          2,413
                                     ------------------------------------------
Adjusted net income                  $    137,703   $     58,829   $     80,007
                                     ==========================================

7. INCOME TAXES

We use the liability method of accounting for income taxes in accordance with SFAS 109, "Accounting for Income Taxes," under which deferred income tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

For the year ended December 31, 2003, the difference of $14,778 between income tax computed by applying the U.S. federal income tax rate of 35% to income before income taxes and the consolidated provision for income taxes was primarily due to the tax effect of the separate accounts dividend received deduction of $7,916 for 2003 and the recording of a recoverable from the Internal Revenue Service for the separate accounts dividend received deduction of $37,641 for the period 1995 through 2001. There were no material differences for the year ended 2002. For the year ended December 31, 2001, the difference of $4,297 was primarily due to the write-off of goodwill.

7. INCOME TAXES

The tax effects of temporary differences which give rise to the deferred income tax assets and deferred income tax liabilities at December 31, 2003 and 2002 were as follows:

                                                                                   DECEMBER 31
                                                                               2003           2002
                                                                           ---------------------------
     Deferred income tax assets:
       Goodwill                                                            $      4,515   $      5,014
       Adjustment to life policy liabilities                                     93,094         83,215
       Adjustment to claims reserves                                              3,627             37
       Capitalization of policy acquisition costs                                76,060         81,368
       Investment impairments                                                    44,719         68,344
       Capital loss carryforwards                                                 8,400              -
       Postretirement benefits                                                    3,917          3,954
       Uncollected premium adjustment                                             8,109          5,892
       Guaranty fund assessments                                                    728          2,408
       Other                                                                      7,101          3,627
                                                                           ---------------------------
     Total deferred income tax assets                                           250,270        253,859
                                                                           ---------------------------

     Deferred income tax liabilities:
       Unrealized appreciation of investment securities (net of deferred
         policy acquisition costs adjustment: $30,804; $19,038)                 446,403        379,439
       Deferred policy acquisition costs                                        129,606        121,735
       Bond discount accrual                                                     29,132         29,010
       Present value of future profits                                           15,819         17,258
       Intangible assets                                                          8,086          7,665
       Other                                                                      1,395          2,589
                                                                           ---------------------------
     Total deferred income tax liabilities                                      630,441        557,696
                                                                           ---------------------------
     Net deferred income tax liability                                     $    380,171   $    303,837
                                                                           ===========================

8. COMPREHENSIVE INCOME

Comprehensive income is defined as all changes in Shareholder's Equity, except those arising from transactions with shareholders. Comprehensive income includes net income and OCI, which for us consists of changes in unrealized gains or losses of investments carried at market value and deferred policy acquisition costs valuation allowance.

The components of OCI are as follows:

                                                                        YEAR ENDED DECEMBER 31
                                                                 2003            2002           2001
                                                             --------------------------------------------
     Net unrealized gains on available-for-sale securities   $  1,344,676    $  1,117,549    $    411,583
     Net unrealized gains on derivative financial
       instruments                                                 18,773          20,958          31,588
     Adjustment for deferred policy acquisition costs             (88,012)        (54,395)         (9,297)
     Deferred income taxes                                       (446,292)       (379,328)       (151,745)
                                                             --------------------------------------------
     Accumulated OCI                                         $    829,145    $    704,784    $    282,129
                                                             ============================================

The following summarizes the net changes in OCI:

                                                                        YEAR ENDED DECEMBER 31
                                                                 2003            2002           2001
                                                             --------------------------------------------
     Increase (decrease) in unrealized appreciation/
       depreciation of:
         Available-for-sale securities                       $    227,127    $    705,966    $    306,258
         Derivative financial instruments                          (2,185)        (10,630)         31,588
     Adjustment for deferred policy acquisition costs             (33,617)        (45,098)         (8,763)
     Deferred income taxes                                        (66,964)       (227,583)       (115,179)
                                                             --------------------------------------------
     Net change in accumulated OCI                           $    124,361    $    422,655    $    213,904
                                                             ============================================

9. COMMITMENTS AND CONTINGENCIES

At December 31, 2003, unfunded mortgage loan commitments approximate $16,475. We had no other material commitments or contingencies at December 31, 2003.

Under state insolvency and guaranty laws, insurers licensed to do business in the state can be assessed or required to contribute to state guaranty funds to cover policyholder losses resulting from insurer insolvencies. Liabilities for guaranty funds are not discounted or recorded net of premium taxes and are included in other liabilities in the Consolidated Balance Sheets. At December 31, 2003 and 2002, we had liabilities of $7,948 and $6,885 for estimated guaranty fund assessments. We had a related asset for premium tax offsets of $6,877 and $7,030 at December 31, 2003 and 2002.

Because of the nature of our business, we are subject to legal actions filed or threatened in the ordinary course of our business operations. We do not believe that such litigation will have a material adverse effect on our consolidated financial condition, future operating results or liquidity.

10. ACQUISITION

In July 2002, we completed our acquisition of the medical excess loss and group life business of Swiss Re Life & Health America Holding Company (Swiss Re). The primary purpose of the acquisition was to build a greater presence in the group stop-loss medical business market and leverage our expertise in this line of business. The transaction was in the form of an indemnity coinsurance agreement, with total assets acquired of $137,098, including the acquisition of Fort Wayne Risk Management Services, Inc., and resulted in the recognition of $25,988 of other intangible assets and $26,242 of goodwill. Nearly all of the other intangible assets are comprised of the value of the reinsurance contracts (and the related customer relationships) and are being amortized over a useful life of 20 years in proportion to estimated future gross profits. The assets and liabilities acquired from Swiss Re are included in the Consolidated Balance Sheets for 2002 and, beginning in July 2002, the results of these operations were included in the Consolidated Statements of Income. The acquired business generated earned premiums of $116,042 from the acquisition date through December 31, 2002. For segment reporting purposes, these operations are included with the results of the Group segment.

Balance sheet amounts at the date of acquisition were as follows:

Assets:
  Cash and cash equivalents                $     67,463
  Intangibles and goodwill                       52,231
  Other notes and accounts receivables           17,404
                                           ------------
                                           $    137,098
                                           ============

Liabilities:
  Future policy benefits                   $      2,717
  Policy and contract claims                    101,803
  Unearned premiums                                 929
  Current income taxes payable                   13,500
  Other liabilities                              18,149
                                           ------------
                                           $    137,098
                                           ============

11. EMPLOYEE BENEFIT PLANS

Safeco sponsors defined contribution and defined benefit plans covering substantially all employees of the Company and its subsidiaries and provides a postretirement benefit program for certain retired employees. Eligibility for participation in the various plans is generally based on completion of a specified period of continuous service or date of hire. Employer contributions to these plans are made in cash. Costs allocated to the Company for these plans were $6,178, $5,986 and $4,352 for the years ended December 31, 2003, 2002 and 2001.

The Safeco 401(k)/Profit Sharing Retirement Plan is a defined contribution plan. It includes a minimum contribution of 3% of each eligible participant's compensation, a matching contribution of 66.6% of participant's contributions, up to 6% of eligible compensation, and a profit sharing component based on Safeco's income. No profit-sharing contributions were made in 2003, 2002 or 2001.

The Safeco Employee's Cash Balance Plan (CBP) is a noncontributory defined benefit plan that provides benefits for each year of service after 1988, based on the participant's eligible compensation plus a stipulated rate of return on the benefit balance. Safeco makes contributions to the CBP based on the funding requirements set by the Employee Retirement Income Security Act (ERISA). Costs allocated to the Company for this plan were 1% or less of income before income taxes for the years ended December 2003, 2002 and 2001.

In addition, Safeco provides certain healthcare and life insurance benefits and other post-retirement benefits (collectively OPRB) for certain retired employees, their beneficiaries, and eligible dependents. During 2003, Safeco's OPRB program was amended. For current retirees and employees age 50 and over with sufficient service time, Safeco will continue to subsidize a portion of the cost of retiree healthcare benefits, but at a reduced rate. The rate of increase in the subsidy for these healthcare benefits will be capped in future years. Safeco will also continue to provide a capped amount of retiree life insurance benefits to current retirees and employees age 50 and over with sufficient service time. For current employees age 36 or older, who do not otherwise meet the above requirements, Safeco will provide access to their group healthcare plan at retirement, but participants will pay the entire cost of coverage. Retiree life insurance benefits will no longer be offered to this employee group. For current employees age 35 and under, and any employee hired after December 31, 2003, (regardless of age) retiree healthcare and life insurance benefits will no longer be provided. In addition, Safeco's OPRB benefit obligation was revalued to reflect the reduction in staff that is part of a restructuring plan. Due to these actions, Safeco recognized a curtailment gain in 2003, of which $1,247 was allocated to the Company.

Early in 2004, the FASB issued a staff position paper that permits sponsors of retiree benefit programs subject to SFAS 106, "Employers' Accounting for Postretirement Benefits, Other Than Pensions," to make an election to defer accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) until further authoritative guidance is issued. Safeco has elected to make this deferral and, accordingly, has not reflected the effects of the Act on the obligation or annual costs of the OPRB program.

The Company participates in Safeco's Long-Term Incentive Plan of 1997 (the
Plan), as amended. Incentive stock options, non-qualified stock options, restricted stock rights (RSR), performance stock rights (PSR) and stock appreciation rights are authorized under the Plan. Stock-based compensation expense allocated to the Company was $2,746 and $1,301 for 2003 and 2002.

Stock options are granted at exercise prices not less than the fair market value of the stock on the date of the grant. The terms and conditions upon which options become exercisable may vary among grants, however, option rights expire no later than ten years from the date of grant. Safeco grants options and rights to key employees. Options generally vest on a straight-line basis over four years. In May 2002, a one-time grant of non-qualified stock options was made to employees not otherwise eligible for option grants. These newly issued options vest over two years and expire five years from the date of the grant.

RSRs provide for the holder to receive a stated number of share rights if the holder remains employed for a stated number of years. PSRs provide for the holder to receive a stated number of share rights if the holder attains certain specified performance goals within a stated performance cycle. Performance goals may include operating income, return on equity, relative stock price appreciation and/or other criteria.

12. DIVIDEND RESTRICTIONS

Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with 30 days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year statutory surplus or prior year statutory net gain from operations. Dividends in excess of the prescribed limits or earned surplus require formal state insurance commission approval. Based on statutory limits as of December 31, 2003, the amount of retained earnings available for the payment of dividends to Safeco without prior regulatory approval is $166,586.

13. STATUTORY-BASIS INFORMATION

State insurance regulatory authorities require the Company to file annual statements prepared on an accounting basis prescribed or permitted by their respective state of domicile. Prescribed statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners' (NAIC), including the revised Accounting Practices and Procedures Manual. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

Statutory net income (loss) and capital and surplus, by company, are as follows:

                                                                        YEAR ENDED DECEMBER 31
                                                                 2003            2002            2001
                                                             --------------------------------------------
     Statutory net income (loss):
       Safeco Life Insurance Company                         $    156,699    $     14,968    $    113,572
       Safeco National Life Insurance Company                         507             281           1,066
       First Safeco National Life Insurance Company of
         New York                                                     (29)         (1,616)            679
       American States Life Insurance Company                      14,103          16,403          16,708
                                                             --------------------------------------------
     Total                                                   $    171,280    $     30,036    $    132,025
                                                             ============================================

                                                                              DECEMBER 31
                                                                 2003            2002            2001
                                                             --------------------------------------------
     Statutory capital and surplus:
       Safeco Life Insurance Company                         $  1,059,564    $    903,352    $    782,891
                                                             ============================================

Statutory net income differs from income reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

Statutory capital and surplus differs from amounts reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions and fixed maturities are carried at amortized cost.

Prior to 2003, under Washington State's insurance code, investments in foreign securities were not considered admitted assets for statutory accounting purposes. However, statutory accounting practices prescribed by the NAIC allowed insurance companies to account for foreign investments as admitted assets. The Washington State Insurance Commissioner has the express authority to permit an insurer to make investments not otherwise eligible under the state's insurance code and exercised this authority by permitting the Company to account for our foreign investments as admitted assets. We held investments in foreign corporations and municipalities of $162,855 at December 31, 2002. These amounts increased the surplus of our insurance subsidiaries accordingly.

In 2003 Washington State's insurance code was revised to allow foreign investments to be treated as admitted assets subject to certain limitations. At December 31, 2003, the Company was in compliance with these regulations.

The NAIC revised the Accounting Practices and Procedures Manual, in a process referred to as Codification, effective January 1, 2001. The domiciliary states of the Company's insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company's insurance subsidiaries use to prepare their statutory-basis financial statements. Upon the January 1, 2001 adoption, the Company's insurance companies' statutory surplus increased by $45,356. Nearly all of the increase in the amount of statutory surplus relates to the recording of deferred tax assets that were not recorded in the statutory-basis financial statements under the prior statutory accounting guidance.

Life and health insurance companies are also subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on various risk factors related to it. At December 31, 2003, the Company and its subsidiaries meet the RBC requirements.

14. RELATED PARTIES

We are obligated under a real estate lease with GAC, an affiliate. The current minimum annual rental commitment under this obligation is $2,751 at December 31, 2003. The lease provides for annual escalation limited to 5% per year, based upon the Consumer Price Index. The minimum aggregate rental commitments under this lease are not material to the Company.

We are also obligated under a real estate lease with Safeco Insurance Company of America that expires in 2004. The minimum aggregate rental commitments under this lease are not material to the Company.

The amount of rent expense, charged to operations was $8,562, $7,347, and $2,601 for 2003, 2002, and 2001.

In June 2000, we issued a guarantee to GAC. Under the guarantee, we guaranteed repayment of a loan made by GAC to Investar, an insurance agency. The loan was made in June 2000 and matures in June 2017. The principal balance at December 31, 2003 was $15.9 million.

Safeco and its affiliates provide us with personnel, property, and facilities in carrying out certain of its corporate functions. Safeco annually determines allocation factors based on headcount, time studies, actual usage or other relevant allocation bases in order to allocate expenses for these services and facilities. These expenses are included in net investment income and other operating expenses within our Consolidated Statements of Income. Safeco charged us expenses of $40,010, $28,564 and $32,692 for the years ended December 31, 2003, 2002 and 2001. These expenses include charges for corporate overhead, data processing systems, payroll, and other miscellaneous charges.

As of December 31, 2003 and 2002, we owed Safeco and its affiliates $13,106 and $7,046, which is included in other liabilities on our Consolidated Balance Sheets. These balances were settled within 30 days.

We paid $50,000 in dividends to Safeco during the year ended December 31, 2002. No dividends were paid in 2003.

During 2003, liabilities of $4,537 owed to Safeco were forgiven and reflected as a capital contribution. Safeco contributed capital to us in the form of United States Treasury notes on December 20, 2002. The amortized cost and accrued interest related to this contribution totaled $100,000.

Various affiliated property and casualty companies directly purchased structured settlement annuities from the Company totaling $4,399 and $10,929 in 2003 and 2002. Safeco Assigned Benefits Service Company and Safeco National Life Insurance Company, affiliates of the Company, also purchased structured settlement annuities which were assigned from various affiliated property and casualty companies totaling $29,308 and $37,155 in 2003 and 2002.

15. SEGMENT INFORMATION

We provide a broad range of products and services that include individual and group insurance products, pension products and annuity products. These operations are managed separately as five reportable segments: Group, Income Annuities, Retirement Services, Individual and Other based on product groupings:

     Group's principal product is stop-loss medical insurance sold to employers with self-insured medical plans. Also included in this segment are group life, accidental death and dismemberment insurance and disability products.

     Income Annuities' principal product is the structured settlement annuity that is sold to fund third-party personal injury settlements, providing a reliable income stream to the injured party.

     Retirement Services' products are primarily fixed and variable deferred annuities (both qualified and non-qualified), tax-sheltered annuities (marketed to teachers and not-for-profit organizations), guaranteed investment contracts and corporate retirement funds.

     Individual's products include term, universal and variable universal life and bank owned life insurance.

     Other is comprised mainly of investment income resulting from the investment of capital and accumulated earnings of the operating lines of business.

We evaluate our results based upon pretax operating earnings, a non-GAAP financial measure that excludes net realized investment losses. Management believes the presentation of segment pretax operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, recurring operations of the business.

The following tables present selected financial information by segment and reconcile pretax operating earnings to amounts reported in the Consolidated Statements of Income.

                                                               YEAR ENDED DECEMBER 31, 2003
                                                 INCOME         RETIREMENT
                                   GROUP        ANNUITIES        SERVICES       INDIVIDUAL        OTHER           TOTAL
                                -------------------------------------------------------------------------------------------
Revenues:
  Premiums                      $    545,102   $          -    $        316    $    135,100    $          -    $    680,518
  Net investment income                6,552        513,755         364,709         234,239          90,939       1,210,194
  Other revenue                        1,243            187          23,229          14,179             606          39,444
                                -------------------------------------------------------------------------------------------
Total (excluding net realized
  investment gains (losses)          552,897        513,942         388,254         383,518          91,545       1,930,156

Benefits and expenses:
  Policy benefits                    310,848        468,617         283,085         293,218               -       1,355,768
  Other operating expenses           138,857         20,044          59,994          68,376          11,843         299,114
  Amortization of deferred
    policy acquisition costs          12,817              -          26,570          11,940               -          51,327
  Intangibles and goodwill
    amortization                       1,361              -             596           3,652           2,722           8,331
                                -------------------------------------------------------------------------------------------
Total                                463,883        488,661         370,245         377,186          14,565       1,714,540
                                -------------------------------------------------------------------------------------------
Pretax operating earnings             89,014         25,281          18,009           6,332          76,980         215,616

Net realized investment gains
  (losses)                               337         (8,624)         (3,759)         (6,210)         (8,245)        (26,501)
                                -------------------------------------------------------------------------------------------
Income before income taxes
  and change in accounting
  principle                     $     89,351   $     16,657    $     14,250    $        122    $     68,735    $    189,115
                                ===========================================================================================

Assets:
  Total investments             $    158,885   $  7,290,495    $  6,393,137    $  3,900,041    $  1,525,167    $ 19,267,725
  Separate account assets                  -              -       1,032,272         105,167               -       1,137,439
  Total assets                       343,391      7,543,093       8,036,974       4,485,061       2,000,978      22,409,497

                                                               YEAR ENDED DECEMBER 31, 2002
                                                 INCOME         RETIREMENT
                                   GROUP        ANNUITIES        SERVICES       INDIVIDUAL        OTHER           TOTAL
                                -------------------------------------------------------------------------------------------
Revenues:
  Premiums                      $    467,961   $          -    $        465    $    131,142    $          -    $    599,568
  Net investment income                5,333        528,879         355,498         237,110          78,095       1,204,915
  Other revenue                        4,102             16          23,430          11,421             447          39,416
                                -------------------------------------------------------------------------------------------
Total (excluding net realized
  investment gains (losses)          477,396        528,895         379,393         379,673          78,542       1,843,899

Benefits and expenses:
  Policy benefits                    276,950        470,213         288,516         286,650               -       1,322,329
  Other operating expenses           124,476         17,170          45,069          55,549           1,843         244,107
  Amortization of deferred
    policy acquisition costs           6,171              -          22,172          12,457               -          40,800
  Intangibles and goodwill
    amortization                         567              -           2,002           3,470           2,722           8,761
                                -------------------------------------------------------------------------------------------
Total                                408,164        487,383         357,759         358,126           4,565       1,615,997
                                -------------------------------------------------------------------------------------------
Pretax operating earnings             69,232         41,512          21,634          21,547          73,977         227,902

Net realized investment gains
  (losses)                              (126)       (53,474)        (87,455)         (5,976)          6,468        (140,563)
                                -------------------------------------------------------------------------------------------
Income (loss) before income
  taxes and change in
  accounting principle          $     69,106   $    (11,962)   $    (65,821)   $     15,571    $     80,445    $     87,339
                                ===========================================================================================

Assets:
  Total investments             $    162,705   $  7,139,221    $  5,684,899    $  3,686,977    $  1,261,394    $ 17,935,196
  Separate account assets                  -              -         811,622          87,582               -         899,204
  Total assets                       339,920      7,385,378       7,298,635       4,347,854       1,995,398      21,367,185

                                                               YEAR ENDED DECEMBER 31, 2001
                                                 INCOME         RETIREMENT
                                   GROUP        ANNUITIES        SERVICES       INDIVIDUAL        OTHER           TOTAL
                                -------------------------------------------------------------------------------------------
Revenues:
  Premiums                      $    331,305   $          -    $        475    $    129,685    $          -    $    461,465
  Net investment income                3,738        529,584         339,183         226,726          78,079       1,177,310
  Other revenue                        1,207             12          27,417          11,363             733          40,732
                                -------------------------------------------------------------------------------------------
Total (excluding net realized
  investment gains (losses)          336,250        529,596         367,075         367,774          78,812       1,679,507

Benefits and expenses:
  Policy benefits                    212,197        463,905         284,486         274,311               -       1,234,899
  Other operating expenses            91,745         17,880          47,371          57,293           2,487         216,776
  Amortization of deferred
    policy acquisition costs           5,692              -          16,956           9,673               -          32,321
  Intangibles and goodwill
    amortization                          15              -           2,659           3,741           6,350          12,765
                                -------------------------------------------------------------------------------------------
Total                                309,649        481,785         351,472         345,018           8,837       1,496,761
                                -------------------------------------------------------------------------------------------
Pretax operating earnings             26,601         47,811          15,603          22,756          69,975         182,746

Realized investment gains
  (losses)                            (1,627)        10,595         (29,215)         (7,452)          5,153         (22,546)
Goodwill write-off                       816              -               -          30,829               -          31,645
                                -------------------------------------------------------------------------------------------
Income (loss) before income
  taxes and change in
  accounting principle          $     24,158   $     58,406    $    (13,612)   $    (15,525)   $     75,128    $    128,555
                                ===========================================================================================

Assets:
  Total investments             $     69,326   $  6,733,321    $  4,932,293    $  3,452,246    $  1,030,645    $ 16,217,831
  Separate account assets                  -              -       1,096,906         111,193               -       1,208,099
  Total assets                       172,471      6,831,984       6,252,435       3,875,451       1,164,282      18,296,623

16. SUBSEQUENT EVENT

Safeco entered into a definitive agreement, dated March 15, 2004, to sell the Company, its subsidiaries and affiliated mutual fund operations to an investor group led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway, Inc. The purchase price is $1.35 billion, subject to adjustment based on our June 30, 2004 statutory book value. The transaction is subject to regulatory approvals and is expected to close during the third quarter of 2004.

                           SAFECO SEPARATE ACCOUNT SL
                                     PART C
                                OTHER INFORMATION

ITEM 27: EXHIBITS


EXHIBIT         DESCRIPTION                                                                  REFERENCE
--------------------------------------------------------------------------------------------------------------
(a)             Resolution of Board of Directors of the Company authorizing the Separate     1/
                Account

(b)             Custodian Agreements                                                         Not Applicable

(c)             Principal Underwriter's Agreement                                            1/
                Form of Broker-Dealer Selling Agreement                                      8/


(d)             Form of Individual Flexible Premium Variable                                 4/
                Life Insurance Policy
                Form of Guaranteed Death Benefit Endorsement                                 8/
                Form of Extended Maturity Benefit Endorsement                                8/
                Form of Additional Term Insurance Endorsement                                8/
                Form of Accidental Death Benefit Endorsement                                 8/
                Form of Twenty Year Additional Term Endorsement                              8/
                Form of Waiver of Premium - Primary Insured                                  8/
                Form of Waiver of Monthly Deduction - Primary Insured                        8/
                Form of Insured Children's Term Insurance                                    8/
                Form of Guaranteed Insurability Option                                       8/

(e)             (i)   Application Form (revised 5/02)                                        8/
                (ii)  Part IV Application Form (revised 7/97)                                8/

(f)             Articles of Incorporation of Safeco Life Insurance Company as Amended        1/
                11/26/90
                Bylaws of Safeco Life Insurance Company as Amended 11/08/01                  7/

(g)             Reinsurance Agreement                                                        1/

(h)              1.  Participation Agreement (Fidelity VIP I & II)                           1/
                 2.  Form of Sub-Licensing Agreement                                         1/
                 3.  Amendment No. 1 to Participation Agreement (VIP I)                      8/
                 4.  Amendment No. 1 to Participation Agreement (VIP II)                     8/

                 5.  Form of Participation Agreement (Fidelity VIP III)                      4/
                 6.  Amendment No. 1 to Participation Agreement (VIP III)                    8/

                 7.  Participation Agreement (Lexington)                                     2/

                 8.  Participation Agreement (Wanger)                                        4/
                 9.  Amendment No. 1 to Participation Agreement                              7/
                 10. Administrative Services Agreement                                       4/
                 11. Amendment No. 1 to Administrative Services Agreement                    4/

                 12. Participation Agreement (ACVP)                                          7/
                 13. Amendment No. 1 to Participation Agreement                              7/
                 14. Amendment No. 2 to Participation Agreement                              7/
                 15. Amendment No. 3 to Participation Agreement                              7/
                 16. Form of Amendment No. 4 to Participation Agreement                      9/

EXHIBIT         DESCRIPTION                                                                  REFERENCE
--------------------------------------------------------------------------------------------------------------
                 17. Participation Agreement (AIM)                                           7/
                 18. Form of Amendment No. 1 to Participation Agreement                      9/

                 19. Form of Participation Agreement (Dreyfus)                               3/
                 20. Amendment No. 1 to Participation Agreement                              9/

                 21. Participation Agreement (Franklin Templeton)                            7/
                 22. Amendment No. 1 to Participation Agreement                              7/
                 23. Amendment No. 2 to Participation Agreement                              7/

                 24. Form of Participation Agreement (J.P. Morgan)                           3/
                 25. Amendment No. 1 to Participation Agreement                              9/

                 26. Participation Agreement (Federated)                                     2/
                 27. Amendment to Participation Agreement                                    7/
                 28. Amendment No. 2 to Participation Agreement                              8/

                 29. Participation Agreement (Scudder)                                       5/
                 30. Reimbursement Agreement (Scudder)                                       5/
                 31. Participating Contract and Policy Agreement (Scudder)                   5/
                 32. Services Agreement (Scudder)                                            6/
                 33. Letter Amendment to Participation Agreement                             8/

                 34. Participation Agreement (INVESCO)                                       7/
                 35. Amendment No. 1 to Participation Agreement                              7/
                 36. Amendment No. 2 to Participation Agreement                              8/

(i)             Administrative Contracts                                                     Not Applicable

(j)             Other Material Contracts                                                     Not Applicable

(k)             Opinion and Consent of Counsel (Jacqueline M. Veneziani)                     8/

(l)             Opinion and Consent of Actuary (Jon David Parker)                            Filed Herewith

(m)             Sample Calculation                                                           Filed Herewith

(n)             Consent of Ernst & Young, LLP Independent Auditor                            Filed Herewith

(o)             Omitted Financial Statements                                                 Not Applicable

(p)             Initial Capital Agreements                                                   Not Applicable

(q)             Redeemability Exemption: Description of Safeco Life Insurance Company's      9/
                Issuance, Transfer and Redemption Procedures for Policies

1/              Incorporated by reference to Post-Effective Amendment No. 14 to Form S-6 registration statement of Safeco Separate Account SL filed with the SEC on
                April 30, 1997 (File No. 33-10248).

2/              Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 registration statement of Safeco Separate Account C filed with the SEC on
                April 29, 1996 (File No. 33-69712).

EXHIBIT         DESCRIPTION                                                                  REFERENCE
--------------------------------------------------------------------------------------------------------------
3/              Incorporated by reference to Post-Effective Amendment No. 10 to From N-4 registration statement of Safeco Separate Account C filed with the SEC on
                April 14, 2000 (File No. 33-69712).

4/              Incorporated by reference to Pre-Effective Amendment No. 2 to From S-6 registration statement of Safeco Separate Account SL filed with the SEC on
                October 28, 1997 (File No. 333-30329).

5/              Incorporated by reference to Post-Effective Amendment on Form N-4 registration statement of Safeco Separate Account C filed with the SEC on
                December 29, 1995 (File No. 33-69712).

6/              Incorporated by reference to Post Effective Amendment on Form N-4 registration statement of Safeco Separate Account C filed with the SEC on
                April 30, 1998 (File No. 33-69712).

7/              Incorporated by reference to Post-Effective Amendment No. 21 to Form S-6 registration statement of Safeco Separate Account SL filed with the SEC on
                April 30, 2002 (File No. 333-30329).

8/              Incorporated by reference to Post-Effective Amendment No. 22 to Form N-6 registration statement of Safeco Separate Account SL filed with the SEC on or about December 19, 2002 (File No. 333-30329).

9/              Incorporated by reference to Post-Effective Amendment No. 26 to Form N-6 registration statement of Safeco Separate Account SL filed with the SEC on
                April 30, 2003 (File No. 333-30329).


ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Set forth below is a list of each director and officer of Safeco Life Insurance Company ("Safeco") who is engaged in activities relating to Safeco Separate Account SL or the variable life insurance policies offered through Safeco Separate Account SL.

NAME                                     POSITIONS WITH SAFECO                 PRINCIPAL BUSINESS ADDRESS
---------------------------------------------------------------------------------------------------------------
Michael S. McGavick                 Director, Chairman of the Board          Safeco Plaza
                                                                             Seattle, WA 98185

Randall H. Talbot                         Director, President                5069 154th Place N.E.
                                                                             Redmond, WA 98052.

Roger F. Harbin                   Director, Executive Vice President         5069 154th Place N.E.
                                              and Actuary                    Redmond, WA 98052.

Christine B. Mead                        Director, Senior Vice               Safeco Plaza
                                         President, Secretary                Seattle, WA 98185

Michael E. LaRocco                             Director                      Safeco Plaza
                                                                             Seattle, WA 98185

James W. Ruddy                                 Director                      Safeco Plaza
                                                                             Seattle, WA 98185

Dale E. Lauer                                  Director                      Safeco Plaza
                                                                             Seattle, WA 98185

Colleen M. Murphy                       Assistant Vice President,            5069 154th Place N.E.
                                    Controller, Assistant Secretary          Redmond, WA 98052.

Kasey J. Sweet                                 Director                      500 N. Meridian
                                                                             Indianapolis, IN 46204

Michael J. Kinzer                    Vice President, Chief Actuary           5069 154th Place N.E.
                                                                             Redmond, WA 98052.

Ronald L. Spaulding               Director, Vice President, Treasurer        601 Union Street, Suite 2500
                                                                             Seattle, WA 98101-4074.

George C. Pagos                       Associate General Counsel,             5069 154th Place N.E.
                                  Vice President, Assistant Secretary        Redmond, WA 98052.


Item 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


No person is directly or indirectly controlled by Registrant. Safeco Life Insurance Company ("Safeco Life") established Safeco Separate Account SL ("Registrant") by resolution of its Board of Directors pursuant to Washington law. Safeco Life is a wholly owned subsidiary of Safeco Corporation, which is a publicly owned company. Both companies were organized under Washington law. All subsidiaries are included in consolidated financial statements. In addition, Safeco Life Insurance Company files a separate financial statement in connection with its issuance of products associated with its registration statement. Following is the organizational chart for Safeco Corporation.

               SAFECO CORPORATION ORGANIZATIONAL AND ENTITY CHART

                                    ------------
                                       SAFECO
                                     Corporation
                                    (Washington)
                                    ------------
                                         |
                                         |
                                      ------
                                       100%
                                      ------
                                         |
-------   -----------   ---------   ---------   ---------   ----------       ---------
Barrier     SAFECO      American    American     American    SAFECO           SAFECO
 Ridge     Insurance     States      States      Economy    National         Insurance
  LLC       Company     Insurance   Preferred   Insurance   Insurance         Company
 (DE)     of Illinois    Company    Insurance    Company     Company            of
             (IL)         (IN)       Company       (IN)       (MO)            America
                                      (IN)                                     (WA)
-------   -----------   ---------   ---------   ---------   ----------       ---------
               |                                    |                            |
               |                                    |                            |
           --------                             --------                     --------
             100%                                 100%                         100%
           --------                             --------                     --------
               |                                    |                            |
               |                                    |           ----------------------------------
               |                                    |           |        |       |        |      |
          -----------                           ---------   ----------   |   -----------  |   ---------
           Insurance                             American      Puget     |     SAFECO     |    Emerald
            Company                               States    Structured   |   Ins. Co. of  |     City
          of Illinois                           Insurance    Benefits    |     Oregon     |   Insurance
             (IL)                                Company      Agency,    |      (OR)      |    Agency,
          -----------                            of Texas       Inc      |                |     Inc.
                                                   (TX)        (WA)      |                |     (WA)
                                                ---------   ----------   |   -----------  |   ---------
                                                                         |                |
                                                                      ------         ----------
                                                                      SAFECO           SAFECO
                                                                      Mgmnt.          Surplus
                                                                       Corp          Lines Ins.
                                                                       (NY)              Co.
                                                                                        (WA)
                                                                      ------         ---------
                                                                        |
                                                              --------------------
                                                              |                   |
                                                           -------             -------
                                                             100%                50%
                                                           -------             -------
                                                            |                  |
                                                            | ----------       | ----------
                                                            |  Tennanah        |   Titan
                                                            |  Lake Golf       |    PRT
                                                            |- & Tennis        |- Systems,
                                                            |    Club,         |    Inc.
                                                            |     Inc.         | (Inactive)
                                                            | -----------      | ----------
                                                            |                  |
                                                            | -----------      | ----------
                                                            |   Tennanah       |   Titan
                                                            |     Lake         |    PRT
                                                            |  Townhouse       |- Services,
                                                            |-  & Villa             Inc.
                                                            |  Community,        (Inactive)
                                                            |     Inc.           ----------
                                                            | -----------
                                                            |
                                                            | -----------
                                                            |  Tennanah
                                                            |-   Lake
                                                            | Properties,
                                                            |     Inc.
                                                            | -----------
                                                            |
                                                            | -----------
                                                            |  Freemont
                                                            |- Rockland
                                                            |   Sewage
                                                            | Corporation
                                                            | -----------
                                                            |
                                                            | ----------
                                                            |  Tennanah
                                                            |    Lake
                                                            | Community
                                                            |-  Water
                                                            |  Company,
                                                            |    Inc.
                                                            | ----------
                                                            |
                                                            | ------------
                                                            |   Tennanah
                                                            |  Lake Town
                                                            |  Community
                                                            |- Homeowners
                                                              Association,
                                                                  Inc.
                                                              ------------

                                                              -------------
                                                                  SAFECO
                                                                Corporation
                                                               (Washington)
                                                              -------------
                                                                    |
                                                                    |
                                                                  ------
                                                                   100%
                                                                  ------
                                                                    |
                                                                    |
            ---------------------------------------------------------------------------------------------------------
            |                   |           |          |                      |                                     |
        ---------           ---------   ---------   --------         ------------------                        -----------
         General              First      SAFECO      SAFECO                 SAFECO                               SAFECO
        Insurance           National      Life      Assigned            Administrative                         Properties,
         Company            Insurance   Insurance   Benefits            Services, Inc.                            Inc.
            of               Company     Company    Service                  (WA)                                 (WA)
         America               of         (WA)      Company          ------------------                        -----------
           (WA)              America                  (WA)                    |                                     |
                              (WA)                                            |                                     |
        ---------           ---------   ---------   --------       ---------------------                            |
            |                              |                       |                   |                            |
            |                              |                       |                   |                            |
         -------                         ------                  ------             ------                       ------
           100%                           100%                    100%                0%                          100%
         -------                         ------                  ------             ------                       ------
            |                             |                      |                   |                             |
    ---------------                       |                      |                   |                  ---------------------
    |             |                       |                      |                   |                  |                   |
    |             |                       |                      |                   |                  |                   |
----------   -----------                  |  -----------         |  ---------        |  -----------  ---------         ----------
  SAFECO        SAFECO                    |     First            |  Wisconsin        |    Admin.       Winmar          SAFECARE
Insurance      General                    |    SAFECO            |   Pension         |   Services    Co., Inc.         Co., Inc.
Company of   Agency, Inc.                 |   National           |     and           |     Life         (WA)              (WA)
 Indiana         (TX)                     |-    Life             |-   Group          |   Insurance   ---------         ----------
   (IN)                                   |   Insurance          |  Services,        |-   Agency,
----------   ------------                 |  Co. of New          |     Inc.                Inc.
                  |                       |     York             |     (WI)             (Employee)
             ------------                 |     (NY)             |                         (OH)
                 dba                      |  -----------         |  ----------          ----------
              insurQuest                  |                      |
             ------------                 |  -----------         |  ----------
                                          |    SAFECO            |   Employee
                                          |   National           |   Benefit
                                          |     Life             |    Claims
                                          |-  Insurance          |-     of
                                          |    Company              Wisconsin,
                                          |     (WA)                   Inc.
                                          |                            (WI)
                                          |  -----------            ----------
                                          |
                                          |  -----------
                                          |   American
                                          |  States Life
                                          |-  Insurance
                                               Company
                                                (IN)
                                             -----------

                                                ------------
                                                   SAFECO
                                                 Corporation
                                                (Washington)
                                                ------------
                                                     |
                                                     |
                                                  ------
                                                   100%
                                                  ------
                                                     |
                                                     |
                                                     |
                                                     |
                  -----------    -----------    -----------   -------    -------   ---------   -------
                    General         SAFECO        SAFECO      SAFECO     SAFECO     SAFECO     SAFECO
                    America        Services     Securities,   Asset       Trust    Financial     UK
                  Corporation    Corporation       Inc.        Mgt.      Company   Products,   Limited
                     (WA)            (WA)          (WA)       Company     (WA)       Inc.       (UK)
                  -----------   ------------    -----------    (WA)      -------     (WA)      -------
                       |                                      --------             ---------
                       |
                       |
                     ------
                      100%
                     ------
                       |
    -------------------------------------------------------------------------------------------------
    |                     |            |                    |              |            |           |
---------              --------    ----------           -----------   -----------    --------   --------
   F.B.                General       SAFECO                Talbot       SAFECO         R.F.
 Beattie               America     Investment            Financial     Financial      Bailey      dba:
  & Co.,               Corp. of     Services,           Corporation   Institution    Holdings    SAFECO
   Inc.                 Texas         Inc.                  (WA)      Solutions,     Limited    Capital
   (WA)                  (TX)         (WA)                               Inc.         (UK)      Services
                                   ----------           -----------      (CA)
---------              --------                             |         -----------    --------   --------
   |                      |                                 |                           |
   |                      |                                 |                           |
 ------           ------------------                      -----                      --------
  100%             Attorney-in-fact                        100%                        100%
                          for
 ------           ------------------                      -----                      --------
   |                      |                                 |                           |
   |            --------------------                        |                           |
   |            |                   |                       |                           |
---------   ---------           ---------                 -------                  -------------
  F.B.       SAFECO             American                  Talbot                    R.F. Bailey
 Beattie     Lloyds              States                   Agency,                  (Underwriting
Insurance   Insurance            Lloyds                    Inc.                      Agencies)
Services,    Company            Insurance                  (NM)                       Limited
  Inc.        (TX)               Company                                               (UK)
  (CA)                            (TX)
---------   ---------           ---------                 -------                  -------------

ITEM 30: INDEMNIFICATION


Under its Bylaws, Safeco Life, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of Safeco Life or otherwise) by reason of the fact that he or she is or was a director of Safeco Life, or, while a director of Safeco Life, is or was serving at the request of Safeco Life as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

Safeco Life shall extend such indemnification as is provided to directors above to any person, not a director of Safeco Life, who is or was an officer of Safeco Life or is or was serving at the request of Safeco Life as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of Safeco Life may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Safeco Life pursuant to such provisions of the bylaws or statutes or otherwise, Safeco Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Safeco Life of expenses incurred or paid by a director, officer or controlling person of Safeco Life in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by the Separate Account, Safeco Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.


ITEM 31. PRINCIPAL UNDERWRITERS


a. Safeco Securities, Inc., the principal underwriter for the Policies, also acts as the principal underwriter for Safeco Life's variable annuity contracts and group variable annuity contracts.

b. The following information is provided for each officer and director of the principal underwriter:



                                         POSITIONS AND OFFICES
NAME                                       WITH UNDERWRITER                    PRINCIPAL BUSINESS ADDRESS
-------------------------------------------------------------------------------------------------------------
Linda C. Mahaffey                             President                      4854 154th Place N.E.
                                                                             Redmond, WA 98052

Roger F. Harbin                     Director, Senior Vice President          5069 154th Place N.E.
                                                                             Redmond, WA 98052.

David H. Longhurst                    Vice President, Controller,            4854 154th Place N.E.
                                    Treasurer, Financial Principal           Redmond, WA 98052.
                                            and Secretary

Christine B. Mead                              Director                      Safeco Plaza
                                                                             Seattle, WA 98185

Ronald L. Spaulding                            Director                      601 Union Street, Suite 2500
                                                                             Seattle, WA 98101-4074.




c. During the fiscal year ended December 31, 2003, Safeco Investment Services, Inc., through Safeco Securities, Inc., received $725,031 in commissions for the distribution of certain variable life insurance policies sold in connection with Registrant of which no payments were retained. Safeco Investment Services, Inc. did not receive any other compensation in connection with the sale of Registrant's contracts.


ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

Safeco Life Insurance Company at 5069 154th Place N.E., Redmond, Washington 98052, and/or Safeco Asset Management Company at 4854 154th Place NE, Redmond, Washington 98052 maintain physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 33. MANAGEMENT SERVICES

Not Applicable

ITEM 34: FEE REPRESENTATION

Pursuant to the Investment Company Act of 1940, Safeco Life represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Safeco Life.


                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement and has duly caused this Registration Statement to be signed on its behalf thereto duly authorized, in the City of Redmond and State of Washington on the 30th day of April, 2004.


                                         Safeco Separate Account SL
                                                         (Registrant)

                                          By: Safeco Life Insurance Company
                                              -----------------------------



                                 By:     /s/ Randall H. Talbot
                                     ---------------------------------------
                                         Randall H. Talbot, President


                                  By: Safeco Life Insurance Company
                                                   (Depositor)


                                  By:    /s/ Randall H. Talbot
                                     ---------------------------------------
                                         Randall H. Talbot, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Post-Effective Amendment No. 21 to Form S-6 registration statement of Safeco Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).



     NAME                                 TITLE
     ----                                 -----
     /s/ Randall H. Talbot                Director and President
     -------------------------------      (Principal Executive Officer)
     Randall H. Talbot

     Michael E. Larocco **                Director
     ---------------------------
     Michael E. LaRocco

     Michael S. Mcgavick*                 Director and Chairman
     ------------------------
     Michael S. McGavick

     /s/ Colleen M. Murphy                Assistant Vice President, Controller, and
     ----------------------------         Assistant Secretary
     Colleen M. Murphy

     Christine B. Mead **                 Director, Senior Vice President and
     --------------------                 Secretary
     Christine B. Mead

     James W. Ruddy **                    Director
     ----------------
     James W. Ruddy

     Ronald L. Spaulding *                Director, Vice President and Treasurer
     ---------------------
     Ronald L. Spaulding


     /s/ Roger F. Harbin                  Director, Executive Vice President, Actuary
     ----------------------------------
     Roger F. Harbin

     Dale E. Lauer*                       Director
     ------------------
     Dale E. Lauer

     /s/ Kasey J. Sweet                   Director
     -------------------
     Kasey J. Sweet



                              * By     /s/ Randall H. Talbot
                                   ------------------------------
                                       Randall H. Talbot
                                       Attorney-in-Fact

                              **By /s/ Roger F. Harbin
                              ------------------------------------------
                                       Roger F. Harbin
                                       Attorney-in-Fact